As filed with the Securities and Exchange Commission on April 28, 2006
                                               1933 Act File No: 333-109762
                                               1940 Act File No: 811-10463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                    [  ]

Post-Effective Amendment No. 6                                 [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10                                                [ X ]

                        (Check appropriate box or boxes.)

                            JNLNY Separate Account IV
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (888) 367-5651
--------------------------------------------------------------------------------
              Depositor's Telephone Number, including Area Code:

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

                     (Name and Address of Agent for Service)

                                With a Copy to:

                               Susan S. Rhee, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951


It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b).
----
 X       on May 1, 2006 pursuant to paragraph (b).
----
         60 days after filing pursuant to paragraph (a)(1).
----
         on (date) pursuant to paragraph (a)(1) of Rule 485.
----


If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered: Variable Portion of Flexible Premium Variable Universal Life Insurance Policies

                             PERSPECTIVE INVESTORSM

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                             IN CONNECTION WITH ITS
                            JNLNY SEPARATE ACCOUNT IV
                             2900 Westchester Avenue
                                    Suite 305
                            Purchase, New York 10577

               JACKSON NATIONAL LIFE(R) OF NEW YORK SERVICE CENTER
                                 P.O. BOX 30900
                             LANSING, MI 48909-8400
                                 1-800-599-5651

                               IMG SERVICE CENTER
                                 P.O. BOX 30901
                          LANSING, MICHIGAN 48909-8401
                                 1-888-464-7779

Jackson National Life Insurance Company of New York (the "Company" or "Jackson National Life of NY") is offering the flexible premium variable life insurance policies described in this prospectus. The policies provide insurance coverage on the life of one Insured. Please read this prospectus carefully before investing and keep it for future reference.


The policies currently offer 52 allocation options, including 51 variable investment options, each of which is an Investment Division of JNLNY Separate Account IV and our Fixed Account. Each Investment Division invests exclusively in shares of one of the portfolios of JNL(R) Series Trust or JNL Variable Fund LLC.


We do not guarantee a minimum Policy Value on amounts allocated to the Investment Divisions and, therefore, the policies do not have a guaranteed minimum Policy Value. The portion of your Policy Value in the Separate Account will vary depending on the investment performance of the portfolios underlying the Investment Divisions to which you allocate your premium. You bear the entire investment risk on amounts allocated to the Investment Divisions. The investment policies and risks of each portfolio are described in the accompanying prospectuses for the JNL Series Trust and the JNL Variable Fund LLC and its portfolios. The Policy Value will also reflect premiums paid, amounts withdrawn, and cost of insurance and other charges.

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THEY ARE NOT DEPOSITS OF ANY BANK OR INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

IT MAY NOT BE ADVANTAGEOUS FOR YOU TO PURCHASE VARIABLE LIFE INSURANCE TO REPLACE YOUR EXISTING INSURANCE COVERAGE OR TO PURCHASE ADDITIONAL VARIABLE LIFE INSURANCE IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. JACKSON NATIONAL LIFE OF NY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS BASED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit
o Not insured by any federal agency
--------------------------------------------------------------------------------



                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2006

                                TABLE OF CONTENTS

SUMMARY                                                                1
   Description of the Policy and Policy Benefits                       1
   Risks of the Policy                                                 4
   The Portfolios and Associated Risks                                 6


FEE TABLE                                                              7
   Transaction Fees                                                    7
   Periodic Charges                                                    8
   Optional Rider/Benefit Charges                                      9
   Charges Assessed Against the Portfolios                             10
   Individual Portfolio Company Annual Expenses                        12

PURCHASING A POLICY AND ALLOCATING PREMIUM                             13
   Applying for a Policy                                               13
   Premiums                                                            13
   Planned Premium                                                     14
   Premium Limits                                                      15
   Guaranteed Minimum Death Benefit                                    15
   Modified Endowment Contracts                                        15
   Allocation of Premium                                               16
   Policy Value                                                        16
   Accumulation Unit Value                                             16
   Transfer of Policy Value                                            18
   Restrictions on Transfers                                           18
   Transfers Authorized by Telephone or the Internet                   19
   Dollar Cost Averaging                                               19
   Rebalancing                                                         20

THE SEPARATE ACCOUNT                                                   20
   The Portfolios                                                      20
   Voting Privileges                                                   26
   Additions, Deletions, and Substitutions of Securities               27


THE FIXED ACCOUNT                                                      27


POLICY BENEFITS AND RIGHTS                                             27
   Death Benefit                                                       27
   Death Benefit Options                                               28
   Changes in Death Benefit Option                                     29
   Changes in Specified Death Benefit                                  29
   Optional Insurance Benefits                                         30
   Policy Loans                                                        32
   Surrenders                                                          33
   Partial Surrenders                                                  33
   Status of Policy at Attained Age 100                                35
   Termination and Grace Period                                        35
   Reinstatement                                                       36
   Right to Examine the Policy                                         36
   Postponement of Payment                                             36

CHARGES AND DEDUCTIONS                                                 36
   Premium Charges                                                     37
   Mortality and Expense Risk Charge                                   37
   Monthly Deduction                                                   37
   Cost of Insurance Charge                                            38
   Monthly Policy Fee                                                  38
   Monthly Administrative Charge                                       39
   Surrender Charge                                                    39
   Transfer Charge                                                     40
   Illustration Charge                                                 40
   Re-Underwriting Charge                                              40
   Rider Charges                                                       40
   Additional Policy Charges                                           40
   Portfolio Expenses                                                  40

GENERAL POLICY PROVISIONS                                              41
   Statements to Owners                                                41
   Limit on Right to Contest                                           41
   Suicide                                                             41
   Misstatement as to Age and Sex                                      41
   Beneficiary                                                         41
   Assignment                                                          42
   Creditors' Claims                                                   42
   Dividends                                                           42
   Notice and Elections                                                42
   Modification                                                        42
   Reduced Paid-Up Insurance                                           42
   Exchange to a General Account Product                               42

FEDERAL TAX CONSIDERATIONS                                             42
   Taxation of Jackson National Life of NY and the Separate Account    43
   Tax Status of the Policy                                            43
   Diversification Requirements                                        43
   Owner Control                                                       43
   Tax Treatment of Life Insurance Death Benefit Proceeds              44
   Tax Deferral During Accumulation Period                             44
   Distributions                                                       44
   Policies Which are MECs                                             44
   Policies Which are not MECs                                         45
   Treatment Beyond Attained Age 94                                    46
   Actions to Ensure Compliance with the Tax Law                       46
   Federal Income Tax Withholding                                      46
   Tax Advice                                                          46

DESCRIPTION OF JACKSON NATIONAL LIFE OF NY AND THE SEPARATE ACCOUNT    46
   Jackson National Life Insurance Company of New York                 46
   The Separate Account                                                46
   Safekeeping of the Separate Account's Assets                        47
   State Regulation of Jackson National of NY                          47


DISTRIBUTION OF POLICIES                                               47

LEGAL PROCEEDINGS                                                      48


FINANCIAL STATEMENTS                                                   49

PRIVACY POLICY                                                         49


GLOSSARY OF TERMS                                                      50

APPENDIX A                                                             53


APPENDIX B                                                             56

WHERE YOU CAN FIND MORE INFORMATION                                    57

                 (This page has been intentionally left blank.)

Capitalized terms used in this prospectus are defined where first used or in the Glossary of Terms beginning on page 50 of this prospectus.

                                     SUMMARY

                  DESCRIPTION OF THE POLICY AND POLICY BENEFITS

     1.   WHAT IS A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY?

     Your policy is designed to be flexible to meet your specific life insurance needs. Your policy has a Death Benefit, Policy Value and other features of life insurance providing fixed benefits. Your policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much premium you want to pay. Your policy is a "variable" policy because the Policy Value varies according to the investment performance of the Investment Divisions to which you have allocated your premiums. The policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

     2.   WHAT ARE THE PREMIUMS FOR THIS POLICY?


     You have considerable flexibility as to the timing and amount of your premiums. You must pay an initial premium to place the policy in force. Thereafter, you may pay additional premiums when and in such amounts as you choose, subject to certain restrictions. However, your policy may lapse and terminate without value if you do not pay sufficient premiums to keep the policy in force. The minimum initial premium generally is equal to 3 times the monthly Minimum Premium specified in your policy. The monthly Minimum Premium is based on your policy's Specified Death Benefit and the Insured's age, sex and underwriting risk classification. See "Purchasing a Policy and Allocating Premium" on page 13 for further details concerning the Minimum Premium.


     Premiums may be paid at any time. You may pay any level of premium, subject to certain limits. However, during the first three years, paying the monthly Minimum Premium may help keep your policy in force. See "Can my Policy Lapse?" on page 4. In addition, to take advantage of the Guaranteed Minimum Death Benefit feature, you must pay at least the cumulative Required Monthly Premium Amount due. This premium amount is shown on the policy data page when the rider is elected. It varies by age, sex and underwriting risk class. We may require evidence of insurability.

     We will not accept any premium that would increase our Net Amount at Risk under your policy, unless you provide us with evidence of insurability satisfactory to us. In addition, we will not accept any premium that would cause your policy to lose its status as a life insurance contract under the Internal Revenue Code of 1986, as amended (the "Code"), unless you also request an increase in the Specified Death Benefit that we approve. We also will not accept any premium that would cause your policy to be deemed a "modified endowment contract" under the Code, without your written consent or acknowledgement.

     3.   WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?


     Under this option, we agree to keep the policy (excluding any other riders) in force for the life of the Insured, regardless of the investment performance of the Investment Divisions, as long as your total premiums paid less Debt is greater than or equal to the cumulative Required Monthly Premium Amount. However, this rider will terminate if you take a partial surrender. You may select this optional rider when you apply for a policy. This rider is available only with Death Benefit Option A. For more information about this benefit, see "Guaranteed Minimum Death Benefit" on page 15.


     4.   HOW IS MY POLICY VALUE DETERMINED?


     Your Policy Value is the sum of the values of your interests in the Investment Divisions of the Separate Account, plus the values in the Fixed
Account and Loan Account. Your Policy Value depends on the investment performance of the Investment Divisions and the amount of interest we credit to the Fixed Account and Loan Account, as well as the Net Premiums paid, partial surrenders, and charges assessed. We have summarized the charges imposed under the policy in "Fee Table" and described them in more detail in "Charges and Deductions" on page 36. We do not guarantee a minimum Policy Value on amounts allocated to the Separate Account. For more information about your Policy Value, see "Policy Value" on page 16.


     5.   WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?


     The policy currently offers 51 investment options, each of which is an Investment Division. Each Investment Division invests in a single portfolio of a mutual fund. See "The Portfolios" on page 20 for a listing of the available Investment Divisions. We also offer a Fixed Account option. See "The Fixed Account" on page 27 for more information. You may transfer amounts among your investment choices, subject to certain restrictions. See "Risks of the Policy" on page 4 and "Transfer of Policy Value" on page 18.


     6.   HOW ARE MY PREMIUMS ALLOCATED?


     Before your premiums are allocated to the Policy Value, we deduct a Sales Charge, a Premium Tax Charge, and a Federal (DAC) Tax Charge (collectively "Premium Charges"). For more detail, see the Fee Table on page 7 and "Charges and Deductions" on page 36. The amount remaining after the deduction of the Premium Charges is called the Net Premium.


     When you apply for the policy, you specify in your application how to allocate your Net Premiums. You may change your allocation instructions at any time by writing to us at the address on the first page of this prospectus.

     We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date. Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date. The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy. Thus, for example, if the Right to Examine Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date. See "Right to Examine the Policy" on page 36 for more information about the Right to Examine Period. For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions. We do not credit any interest or earnings on premiums we receive before the Commencement Date.


     After the Allocation Date, we generally allocate your Net Premiums to the Investment Divisions and the Fixed Account as of the date we receive your premiums at our Service Center. However, we reserve the right to delay the allocation of any Net Premium that requires underwriting. We allocate any subsequent Net Premium to the allocation options most recently elected by you and on file with us. See "Allocation of Premium" on page 16 for more information about how your premiums are allocated.


     7. MAY I TRANSFER POLICY VALUE AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You may transfer Policy Value among Investment Divisions and to the Fixed Account at any time, subject to certain restrictions. To make a transfer, you may write to us or call us at the phone number shown on the front page. Only one transfer from the Fixed Account during any Policy Year is permitted, and the amount you may transfer is limited.


     In  addition,   you  may  use  our  automatic  dollar  cost  averaging  and rebalancing programs. For additional information, please see "Dollar Cost Averaging" and "Rebalancing" on page 19.


     Each transfer in excess of 15 in a Policy Year will incur a charge of $25. Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs will not incur a $25 charge or count toward the 15 transfers per Policy Year.

     8.   WHAT ARE THE DEATH BENEFIT OPTIONS?

     We will pay the Death Benefit Proceeds to the beneficiary upon the death of the Insured. The policy provides for three Death Benefit options. Under Option A, the Death Benefit is equal to the greater of the Specified Death Benefit (or Target Death Benefit if the Optional Additional Death Benefit Coverage is elected) and the Minimum Death Benefit. Under Option B, the Death Benefit equals the greater of the Specified Death Benefit (or Target Death Benefit) plus the Policy Value, and the Minimum Death Benefit. Under Option C, the Death Benefit equals the greater of the Specified Death Benefit (or Target Death Benefit) plus the greater of the sum of the premiums minus total partial surrenders and zero, and the Minimum Death Benefit.


     You must choose one of the Death Benefit options when you apply for a policy. You may change your policy's Death Benefit option while the Insured is alive, subject to our approval and certain restrictions. We reserve the right to limit or refuse changes to the Death Benefit options. For additional information, please see "Death Benefit Options" on page 28.


     9.   HOW IS THE DEATH BENEFIT PAID?


     If the Insured dies while the policy is in force, we pay the Death Benefit Proceeds to your beneficiary. The Death Benefit Proceeds equal the Death Benefit (based on the Death Benefit Option then in effect), plus any additional rider benefits payable upon the Insured's death, less any amounts you owe us (including any outstanding Debt and unpaid policy charges). We determine the amount of the Death Benefit Proceeds as of the end of the Valuation Period during which we receive due proof of death. We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. Until due proof of death is received, any amount in the Separate Account will be subject to investment risk. For additional information, please see "Death Benefit" on page 27.


     10. CAN I INCREASE OR DECREASE MY POLICY'S SPECIFIED DEATH BENEFIT?


     Yes, you have considerable flexibility to increase or decrease your policy's Specified Death Benefit. You may request an increase after the first Policy Year and/or a decrease after the third Policy Year by writing to us. You are permitted only one change per Policy Year. Your requested increase or decrease must be at least $10,000. If you request an increase, you must provide evidence of insurability satisfactory to us. An increase in the Specified Death Benefit increases the charges deducted from your Policy Value and the surrender charge. You may not decrease the Specified Death Benefit of your policy below the minimum Specified Death Benefit shown in your policy. The minimum is $100,000 for all policies. We reserve the right to limit or refuse changes in the Specified Death Benefit. Some examples of the bases on which a requested change could be refused are: (i) the results of underwriting on a request for an increase indicate that the insured is no longer insurable, (ii) the change would cause the policy to violate Section 7702 of the Code, (iii) the policy owner is currently on claim for the Waiver of Monthly Deductions rider, (iv) a decrease would reduce the Specified Death Benefit below the $100,000 minimum, or (v) increases are not contractually allowed in the first year and decreases are not contractually allowed in the first 3 years. For more detail, see "Changes in Specified Death Benefit" on page 29. In addition, modifying your policy's Specified Death Benefit might have tax ramifications. For additional information, please see "Federal Tax Considerations" on page 42.


     11.  DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

     Yes. You may surrender your policy at any time for the Cash Surrender Value. If you request a full surrender between the expiration of the Right to Examine Period and the Allocation Date, we will refund the premium less any partial surrenders or policy loans.


     We currently permit you to take up to twelve partial surrenders per Policy Year, after the first Policy Year. The total partial surrender amount deducted from your Policy Value will consist of the amount payable to you, a flat fee of $25 and any applicable surrender charge and taxes. The total partial surrender amount must be at least $500. Other restrictions may apply. For more information, see "What are the Limitations on Partial Surrender?" on page 4 and "Partial Surrenders" on page 33. A full or partial surrender may have tax consequences. For more information, see "Federal Tax Considerations" beginning on page 42.


     12.  MAY I TAKE OUT A POLICY LOAN?

     Yes, you may borrow money from us using the policy as the only security for your loan, subject to limitations. To secure a loan's repayment, we require that a corresponding amount of Policy Value be transferred to the Loan Account. Day 1 Loans are also available. For more information, see "Policy Loans" on page 32. Policy loans may have tax consequences if your policy is deemed to be a "modified endowment contract" for federal income tax purposes. For more information, see "Modified Endowment Contracts" on page 15.

     13.  CAN I CANCEL MY POLICY?

     You may cancel your policy by returning it to us within ten days after you receive it. In addition, if your policy was purchased as a replacement of an existing life insurance policy or annuity contract, you may return it to us within sixty days after you receive it. If you return your policy during the Right to Examine Period, the policy terminates and we will refund your premium, less any partial surrender and any policy loans. For more information, see "Right to Examine the Policy," on page 36.

                               RISKS OF THE POLICY

     1.   IS MY POLICY VALUE GUARANTEED?


     Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit feature.
The value of your policy fluctuates with the performance of the allocation options you choose. Your allocation options may not perform to your expectations. Your Policy Values in the Investment Divisions may rise or fall depending on the performance of the portfolios in which the Investment Divisions invest and the charges under your policy. For more detail, please see "The Portfolios and Associated Risks" on page 6 and "The Separate Account" on page
20. In addition, a guarantee with respect to interest rate applies only to the Fixed Account allocation option.


     2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

     The policy is designed for long-term financial planning. Although the surrender charge decreases over time, while it is in effect it may be a substantial portion of or even exceed your Policy's Value. Accordingly, you should not purchase the policy if you may need to access the Policy Value within a short time. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

     3.   CAN MY POLICY LAPSE?


     Your policy could lapse and terminate without value if your policy's Cash Surrender Value becomes too low to support the policy's monthly charges, unless:
(a) during the first three Policy Years, you have paid the cumulative Minimum Premiums and your policy's Net Policy Value is greater than zero; or (b) the Guaranteed Minimum Death Benefit feature is in effect. If your Policy Value is too low to keep your policy in force you will have at least a 61-day Grace Period to pay additional amounts to prevent your policy from terminating. We will notify you in writing. See "Termination and Grace Period" on page 35. If you have any outstanding Debt when your policy lapses, you may have taxable income as a result. See "Federal Tax Considerations" on page 42. Poor investment performance may cause your policy to lapse. Policy loans or partial surrenders also increase the risk that your policy may lapse because they have the effect of reducing your policy's Cash Surrender Value.


     4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?


     Because the policy provides for an accumulation of Policy Values as well as a Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the policy in part for such purposes may involve certain risks. For example, if the investment performance of the Investment Divisions is poorer than expected or if sufficient premiums are not paid, the policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the policy. Partial surrenders and policy loans may significantly affect current and future Policy Values, Cash Surrender Values or Death Benefit Proceeds. The policy is designed to provide benefits on a long-term basis. Before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered. In addition, using a policy for a specialized purpose may have tax consequences. See "Federal Tax Considerations" on page 42.


     5.   WHAT ARE THE LIMITATIONS ON PARTIAL SURRENDER?


     You may not take a partial surrender in the first Policy Year. After the first Policy Year, you may take no more than twelve partial surrenders per Policy Year. We reserve the right to increase or decrease the number of partial surrenders you may take in a Policy Year. The minimum total partial surrender amount is $500, including a $25 partial surrender fee and any applicable surrender charge or taxes. The surrender charge on a partial surrender is approximately proportional to the resulting decrease in the Policy Value. A partial surrender will reduce your Cash Surrender Value and may reduce your Specified Death Benefit. A partial surrender also will terminate the Guaranteed Minimum Death Benefit feature, if you have chosen that optional rider. We will not permit a partial surrender that would reduce the Cash Surrender Value to an amount less than or equal to the amount needed for the next three Monthly Deductions or if it would reduce the Specified Death Benefit below the minimum Specified Death Benefit shown in your policy. If your partial surrender request would reduce your Cash Surrender Value below that limit, we will either reject the request or allow you to surrender your policy, thereby ending your coverage. Please note that partial surrenders reduce your policy's Death Benefit. See "Partial Surrenders" on page 33. In addition, partial surrenders may have tax consequences. See "Federal Tax Considerations" on page 42.


     6.   WHAT ARE THE LIMITATIONS ON TRANSFER?


     Each transfer in excess of 15 in a Policy Year will incur a transfer charge of $25, excluding Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs. We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. We reserve the right to further limit transfers in any Policy Year, or to refuse any transfer request for an Owner or certain Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Owners or have a detrimental effect on Accumulation Unit Values or the share price of any portfolio. See "Transfer of Policy Value" on page 18.


     7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?


     You may surrender your policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Surrender Charge" on page 39. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. We also deduct any outstanding Debt. In addition, the surrender of your policy may have tax consequences. See "Federal Tax Considerations" on page 42.


     8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN?


     Taking a loan from your policy may increase the risk that your policy will lapse. The loan will have a permanent effect on your Policy Value and will reduce the Death Benefit Proceeds. In addition, if your policy is a modified endowment contract for federal income tax purposes, taking a policy loan may have tax consequences. See "Policies Which are MECs" on page 44.


     9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

     Your policy is structured to meet the definition of a life insurance contract under the Code. We may need to limit the amount of premiums you pay under the policy to ensure that your policy continues to meet that definition.

     Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial surrenders only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or partial surrender in excess of premiums paid are treated as ordinary income.


     Special rules govern the tax treatment of life insurance policies that meet the federal definition of a "modified endowment contract." Depending on the amount and timing of your premiums, your policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Partial surrenders and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of premium. The income portion of the distribution is includable in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any premium that would cause your policy not to qualify as a life insurance contract under the Code. For more information on the tax treatment of the policy, see "Federal Tax Considerations" on page 42.


                       THE PORTFOLIOS AND ASSOCIATED RISKS

     1.   WHAT IS A PORTFOLIO?


     Each of the Investment Divisions invests in shares of one of the portfolios. Each portfolio is a separate investment series of an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each portfolio holds its assets separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies, which are described in the accompanying prospectuses for the portfolios. Each portfolio operates as a separate investment fund, and the income, gains and losses of one portfolio generally have no effect on the investment performance of any other. The portfolios in which the Investment Divisions currently invest are set forth in this prospectus. Some of the Investment Divisions described in this prospectus may not be available under your policy. For more information about the portfolios, please see "The Portfolios" on page 20.


     2.   WHAT ARE THE RISKS OF THE PORTFOLIOS?


     We do not promise that the portfolios will meet their investment objectives. Amounts you have allocated to the Investment Divisions may grow in value, decline in value or grow less than you expect, depending on the investment performance of the portfolios in which those Investment Divisions invest. You bear the investment risk that those portfolios possibly will not meet their investment objectives. A description of each portfolio's investment policies and a comprehensive statement of each portfolio's risks may be found in its prospectus. For additional information, please see "The Portfolios" on page 20.


     3.   HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

     You should read the portfolios' current prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks before allocating amounts to the Investment Divisions. If you do not have a prospectus for a portfolio, please contact us at our Service Center at the number listed on the first page of this prospectus and we will send you a copy.

                                    FEE TABLE


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


                                TRANSACTION FEES

CHARGE                                   WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED (1)
------                                   -----------------------                -------------------
---------------------------------------- -------------------------------------- --------------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------------

Sales Charge                             When premium is allocated              6% of each premium in all years (2)

Premium Tax Charge                       When premium is allocated              Maximum: N/A (3)
                                                                                Current: 2% of each premium

Federal (DAC) Tax Charge                 When premium is allocated              1.5% of each premium

Surrender Charge (per $1,000 of          When you surrender your policy or
Specified Death Benefit) (4)             take a partial surrender, during the
                                         first nine Policy Years or nine
                                         years after an increase in the
                                         Specified Death Benefit
Minimum and Maximum Initial Surrender                                           Minimum: $ 2.49 per $1,000
Charge                                                                          Maximum: $50.00 per $1,000 (5)

    Initial Surrender Charge for a                                              $15.88 per $1,000
    45-year-old Male Preferred
    Nonsmoker

Transfer Charge                          Each transfer in excess of 15 in any   $25 per transfer
                                         Policy Year

Illustration Charge (6)                  Each in-force illustration in excess   $25 per illustration
                                         of one in any Policy Year

Re-Underwriting Fee (7)                  If a transaction under your policy     $25
                                         requires underwriting approval after
                                         the Commencement Date

Partial Surrender Fee                    When you make a partial surrender      $25 per partial surrender

Expedited Delivery Charge (8)            When you request expedited delivery    Current:  $15 for wire transfers
                                         of surrender, partial surrender or               $10 for overnight delivery
                                         loan proceeds                                    $22.50 for Saturday delivery


(1) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 36 for more information about these charges and our current charges.

(2) This is the maximum guaranteed Sales Charge. For information regarding our current charges, see "Premium Charges" on page 37.


(3) The current charge is based on the state premium tax in New York. We reserve the right to increase or decrease this charge due to any change in state or local tax law or premium taxes we expect to pay. See "State and Local Premium Tax Charge" on page 37.

(4) This charge applies to all surrenders and partial surrenders. The initial amount of the surrender charge generally equals the Specified Death Benefit of your policy multiplied by the applicable rate per thousand dollars of Specified Death Benefit divided by 1000. The applicable rate depends on the Insured's age, sex and underwriting risk classification. The surrender charge declines over a nine-year period, in accordance with a table shown in your policy. For example, the table below shows the nine-year surrender charge schedule for a 45-year-old Male Preferred Nonsmoker.

                    POLICY YEAR        SURRENDER CHARGE PER $1,000
                         1                        $15.88
                         2                        $14.12
                         3                        $12.35
                         4                        $10.59
                         5                        $ 8.82
                         6                        $ 7.06
                         7                        $ 5.29
                         8                        $ 3.53
                         9                        $ 1.76
                        10+                        $ 0

     An additional surrender charge usually applies if you increase your Specified Death Benefit. The surrender charge on partial surrenders generally is proportionate to the reduction in Policy Value resulting from partial surrender. For more information, see "Surrender Charge" on page 39 below.

     The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus, or contact your sales representative.

(5) This is the maximum guaranteed Initial Surrender Charge. For information regarding our current charges see "Surrender Charge" on page 39.

(6) This charge is not deducted from your Policy Value, but must be paid separately by you with each request for an in-force illustration in excess of one per Policy Year.

(7) For example, you will be subject to this charge if you request an increase in the Specified Death Benefit, which would require you to provide us with satisfactory evidence of insurability. See "Changes in Specified Death Benefit" on page 29.

(8) This charge reflects the expenses we expect to incur for providing expedited delivery of surrender, partial surrender or loan proceeds. We may increase this charge upon prior notice to you to reflect any increase in the expenses we expect to incur for providing this service.


THE SECOND TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES.


                                PERIODIC CHARGES

CHARGE                                          WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED (9)
------                                          -----------------------         ----------------
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Cost of Insurance Charge (per $1,000                    Monthly
Net Amount at Risk) (10)

    Minimum and Maximum COI Charge:
                                                                                Minimum: 0.06 per $1,000
                                                                                Maximum: 83.33 per $1,000

    COI Charge for a 45- year-old Male                                          0.38 per $1,000
    Preferred Nonsmoker

Policy Fee                                              Monthly                 $15 per month for Policy
                                                                                Years 1-3
                                                                                $7.50 per month thereafter

Administrative Charge                                   Monthly                  $0.07 per month per $1,000 of
                                                                                 Specified Death Benefit for Policy
                                                                                 Years 1-10

                                                                                $0.01 per month per $1,000 of
                                                                                Specified Death Benefit thereafter

Mortality and Expense Risk Charge (11)                   Daily                  1.00% (on an annual basis) in all
                                                                                years

Policy Loan Interest Rate (12)                         Annually                 4%
                                                    (accrues daily)

Tax Charge (13)                                          Daily                  Currently:  None



(9) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 36 for more information about these charges and our current charges.

(10) The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rates that the guaranteed rates shown in your policy. Our current cost of insurance charges also varies depending on the Specified Death Benefit of the Policy. We calculate a separate cost of insurance charge for any increase in the Specified Death Benefit based on the Insured's circumstances at the time of the increase (including age and underwriting risk classification). For more information about the calculation of the cost of insurance charges, see "Cost of Insurance Charge" on page 38.

     See "Cost of Insurance Charge" on page 38 for a description of how the Net Amount at Risk is determined.


     The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.

(11) This is the maximum guaranteed Mortality and Expense Risk Charge. For information regarding our current charges, see "Mortality and Expense Risk Charge" on page 37.

(12) A loan against your policy accrues interest daily at an annual simple interest rate of 4% during your first through tenth Policy Years and 3% thereafter. To secure a loan's repayment, we require that a corresponding amount of Policy Value be transferred to the Loan Account. On the Loan Account balance, we will credit interest that compounds daily at an annual effective interest rate of 3%. (At the same time, however, you forgo the performance of the Investment Divisions and the amount of interest we credit to the Fixed Account while your loan remains outstanding.)

(13) We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if, in our sole discretion, we determine that we will incur a tax from the operation of the Separate Account.


CURRENTLY, WE ARE OFFERING THE FOLLOWING OPTIONAL RIDERS. THE CHARGES FOR THE RIDER YOU SELECT ARE DEDUCTED MONTHLY FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION. YOU MAY NOT BE ELIGIBLE FOR ALL OPTIONAL RIDERS SHOWN BELOW. THE BENEFITS PROVIDED UNDER EACH RIDER ARE SUMMARIZED IN "OPTIONAL INSURANCE BENEFITS" BEGINNING ON PAGE 30.


                         OPTIONAL RIDER/BENEFIT CHARGES

OPTIONAL BENEFIT                                WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED (14)
----------------                                -----------------------                 ----------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Terminal Illness Benefit Rider (15)                       N/A                                    N/A

Optional Additional Death Benefit
Coverage (16)                                           Monthly

   Minimum and Maximum Cost of                                                  Minimum: 0.06 per $1,000
   Insurance Charge (per $1,000 of                                              Maximum: 83.33 per $1,000
   Optional Death Benefit Coverage)
   (17)


   Cost of Insurance Charge for a                                               0.38 per $1,000
   45-year-old Male Preferred
   Nonsmoker (2) (17)

   Monthly Administrative Charge                        Monthly                 $0.07 per $1,000 of the excess of
                                                                                the Target Death Benefit over the
                                                                                Specified Death Benefit
                                                                                for years 1-10;

                                                                                $0.01 per $1,000 of the excess of
                                                                                the Target Death Benefit over the
                                                                                Specified Death Benefit thereafter

Waiver of Monthly Deductions                            Monthly                 Minimum: $3.00 per $100 of Monthly
                                                                                Deduction
                                                                                Maximum:  $36.00 per $100 of Monthly
                                                                                Deduction

Waiver of Specified Premium                             Monthly                 Minimum: $0.03 per $1 of Specified
                                                                                Premium
                                                                                Maximum:  $0.11 per $1 of Specified
                                                                                Premium

Guaranteed Minimum Death Benefit                        Monthly                 $.005 per $1,000 of the Specified
                                                                                Death Benefit

Other Insured Term Insurance Rider

   Minimum and Maximum Cost of
   Insurance Charge (per $1,000 of                      Monthly                 Minimum: 0.06 per $1,000
   Rider Coverage) (17)                                                         Maximum: 83.33 per $1,000

   Cost of Insurance Charge for a                                               0.38 per $1,000
   45-year-old Male Preferred
   Nonsmoker (17)


   Monthly Administrative Charge                        Monthly                 $0.07 per $1,000 of
                                                                                Death Benefit (charged only
                                                                                in year 1)

Child Insurance Rider                                   Monthly                 $2.08 per $5,000 of coverage  ($25
                                                                                on an annual basis)


(14) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 36 for more information about these charges and our current charges.


(15) There is no additional cost for this rider, which is added automatically to your Policy.

(16) The death benefit coverage under this rider equals the Total Death Benefit minus the Base Death Benefit, but not less than zero.

(17) The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force. We determine the current cost of insurance rates, but we guarantee that we will never charge you higher cost of insurance rates than the guaranteed rates shown in your policy. Our current cost of insurance charges also varies depending on the rider death benefit.

THE FOLLOWING TABLE DESCRIBES PORTFOLIO FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY ANY OF THE PORTFOLIOS. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.

                                CHARGES ASSESSED
                             AGAINST THE PORTFOLIOS

                                                                                   MINIMUM            MAXIMUM


Total Annual Portfolio Operating Expenses (18)                                      0.40%              1.16%
(expenses that are deducted from portfolio assets, including management and administrative fees, 12b-1 service fees and other expenses)

(18) The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2005, for the portfolios in which the Separate Account invests.


The portfolios' expenses are assessed at the portfolio level and are not direct charges against the Investment Division or the Policy Value. These expenses are taken into account in computing each portfolio's per share net asset value, which in turn is used to compute the corresponding Investment Division's Policy Value.

Each Investment Division purchases shares of the corresponding portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the policy and they may vary from year to year. Each Investment Division invests in Class B shares of the underlying portfolio. For each Investment Division, the fees and expenses of the underlying portfolio shown in this prospectus reflect the fees and expenses of the class of shares in which the Investment Division invests.


THE FIGURES IN THE FOLLOWING TABLE SHOW EXPENSE RATIOS FOR THE INDIVIDUAL PORTFOLIOS FOR THE YEAR ENDED DECEMBER 31, 2005, EXCEPT WHERE OTHERWISE NOTED.

           INDIVIDUAL PORTFOLIO COMPANY ANNUAL EXPENSES
              (as a percentage of average net assets)

                                                                                                                           TOTAL
                                                                                                                          ANNUAL
                                                                      MANAGEMENT AND      SERVICE          OTHER        PORTFOLIO
                             FUND NAME                                 ADMIN FEE A      (12B-1) FEE      EXPENSES B      EXPENSES

-------------------------------------------------------------------- ----------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/AIM Large Cap Growth                                                   0.80%           0.00%           0.01%          0.81%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/AIM Real Estate                                                        0.84%           0.00%           0.01%          0.85%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/AIM Small Cap Growth                                                   0.95%           0.00%           0.00%          0.95%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Alger Growth                                                           0.80%           0.00%           0.00%          0.80%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Eagle Core Equity                                                      0.75%           0.00%           0.01%          0.76%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Eagle SmallCap Equity                                                  0.85%           0.00%           0.00%          0.85%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/FMR Balanced                                                           0.80%           0.00%           0.01%          0.81%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/FMR Mid-Cap Equity                                                     0.80%           0.00%           0.00%          0.80%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/FRANKLIN TEMPLETON INCOME                                              0.90%           0.00%           0.01%          0.91%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Franklin Templeton Small Cap Value                                     0.95%           0.00%           0.01%          0.96%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Goldman Sachs Mid Cap Value                                            0.85%           0.00%           0.01%          0.86%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/GOLDMAN SACHS SHORT DURATION BOND                                      0.55%           0.00%           0.01%          0.56%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/JPMorgan International Equity                                          0.87%           0.00%           0.00%          0.87%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/JPMorgan International Value                                           0.87%           0.00%           0.00%          0.87%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/LAZARD EMERGING MARKETS                                                1.15%           0.00%           0.01%          1.16%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Lazard Mid Cap Value                                                   0.82%           0.00%           0.01%          0.83%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Lazard Small Cap Value                                                 0.85%           0.00%           0.01%          0.86%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management S&P 500 Index                                0.39%           0.00%           0.02%          0.41%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management S&P 400 MidCap Index                         0.39%           0.00%           0.02%          0.41%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Small Cap Index                              0.39%           0.00%           0.01%          0.40%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management International Index                          0.45%           0.00%           0.01%          0.46%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Bond Index                                   0.40%           0.00%           0.01%          0.41%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index                 0.58%           0.00%           0.03%          0.61%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Oppenheimer Global Growth                                              0.85%           0.00%           0.01%          0.86%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Oppenheimer Growth                                                     0.77%           0.00%           0.00%          0.77%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/PIMCO Total Return Bond                                                0.60%           0.00%           0.00%          0.60%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Putnam Equity                                                          0.77%           0.00%           0.01%          0.78%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Putnam Midcap Growth                                                   0.85%           0.00%           0.00%          0.85%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Putnam Value Equity                                                    0.76%           0.00%           0.00%          0.76%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Balanced                                                        0.58%           0.00%           0.01%          0.59%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Global Growth                                                   0.89%           0.00%           0.00%          0.89%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Large Cap Growth                                                0.78%           0.00%           0.01%          0.79%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Money Market                                                    0.39%           0.00%           0.01%          0.40%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/Select Value                                                           0.65%           0.00%           0.00%          0.65%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/T. Rowe Price Established Growth                                       0.70%           0.00%           0.00%          0.70%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/T. Rowe Price Mid-Cap Growth                                           0.81%           0.00%           0.01%          0.82%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/T. Rowe Price Value                                                    0.76%           0.00%           0.01%          0.77%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/WESTERN HIGH YIELD BOND                                                0.60%           0.00%           0.00%          0.60%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/WESTERN STRATEGIC BOND                                                 0.72%           0.00%           0.01%          0.73%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND                                 0.58%           0.00%           0.01%          0.59%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

JNL/MELLON CAPITAL MANAGEMENT 25                                           0.44%           0.00%           0.01%          0.45%

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JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP                             0.44%           0.00%           0.01%          0.45%

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JNL/MELLON CAPITAL MANAGEMENT JNL 5                                        0.44%           0.00%           0.01%          0.45%

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JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND                         0.52%           0.00%           0.06%          0.58%

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JNL/MELLON CAPITAL MANAGEMENT VIP                                          0.47%           0.00%           0.04%          0.51%

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JNL/Mellon Capital Management Communications Sector                        0.52%           0.00%           0.01%          0.53%

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JNL/Mellon Capital Management Consumer Brands Sector                       0.52%           0.00%           0.00%          0.52%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
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JNL/Mellon Capital Management Financial Sector                             0.52%           0.00%           0.00%          0.52%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
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JNL/Mellon Capital Management Healthcare Sector                            0.51%           0.00%           0.00%          0.51%

--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
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JNL/Mellon Capital Management Oil & Gas Sector                             0.47%           0.00%           0.01%          0.48%

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JNL/Mellon Capital Management Technology Sector                            0.52%           0.00%           0.00%          0.52%

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



A Certain Funds pay Jackson National Asset Management, LLC(R), the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Total Annual Portfolio Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.


S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management JNL 5 Fund and the JNL/Mellon Capital Management VIP Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


                   PURCHASING A POLICY AND ALLOCATING PREMIUM

APPLYING FOR A POLICY. You may apply to purchase a policy by submitting a written application to us through an authorized sales representative. We will not issue a policy to insure people who are older than age 90. The minimum Specified Death Benefit is $100,000. Before we issue a policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any reason.

In general, we will issue your policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your policy in force, coverage under your policy will not commence until all requirements are met. An example of an outstanding requirement is an amendment to your policy that requires your signature. We commence coverage of the Insured under the policy on the Policy Date, which generally is the later of (i) the Issue Date, (ii) the date on which we receive your first premium or (iii) the date that all requirements have been met or a date mutually agreed upon by us and the Owner. We will permit you to backdate the Policy Date of your policy up to six months before the Issue Date to save age. Backdating to save age can be advantageous, by reducing the charges under your policy although it also will reduce the units initially allocated to the investment options. You should consult your sales representative for more information as to whether backdating to save age would be appropriate for you. The Policy Date determines Monthly Deduction days, Policy Months and Policy Years. If your Monthly Anniversary date is not a business day, the Monthly Deduction will occur on the next business day with an effective date equal to the Monthly Anniversary date.

If you pay a premium with your application, and your requested Specified Death Benefit is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application, but only if all conditions within the Temporary Insurance Agreement are met and first Minimum Premium is submitted. Some of the conditions include the following: all answers in materials submitted must be true, complete and accurate and you must never have been treated for, diagnosed with, or tested positive for a number of conditions. This temporary conditional coverage is limited to $500,000 or the Specified Death Benefit applied for, whichever is less.

If we approve your application, we begin to deduct policy charges as of the Policy Date. If we reject your application, we will not issue you a policy. We will return any premium you have paid, adding interest if, as, and at the rate, required in your state. We will not subtract any policy charges from the amount we refund to you.

PREMIUMS. To place your policy in force, you generally must pay an initial premium at least equal to three monthly Minimum Premium payments. As described in "Planned Premium" below, we send a notice prior to the planned premium date if you tell us that you plan to pay quarterly, semi-annually or annually. You may also pay premiums, including your initial premium through EFT (Electronic Fund Transfers).


You may pay additional premium at any time, and in any amount, as long as your premium would not cause your policy to lose its life insurance status under the Code, as explained in "Federal Tax Considerations" beginning on page 42. Premiums must be sent to us at the address on the first page. Unless you request otherwise in writing, while your policy has an outstanding loan, we treat all payments received as new premium, except those received after interest is billed and before the Policy Anniversary. We may require satisfactory evidence of insurability before accepting any premiums that would increase the Net Amount at Risk.


Paying the Minimum Premium during the first three Policy Years can help keep your policy in force. During the first three Policy Years, if your total premium payments (less partial surrenders) exceeds the monthly Minimum Premium amount times the number of months since the Policy Date, we will not take the surrender charge into consideration in determining whether your Policy Value is sufficient to keep your Policy in force. Instead, your Policy will not enter the Grace Period provided that the Net Policy Value is greater than zero. After the first three years or if your total premiums (less partial surrenders) do not at least equal the necessary Minimum Premiums, the Cash Surrender Value (which is reduced by the then current surrender charge) is used for lapse testing. The Minimum Premium is shown on the policy data page of your Policy and varies by age, sex, underwriting classification, Specified Death Benefit, and optional benefits you have selected. We may change the monthly Minimum Premium amount to reflect changes you make to your policy. If so, the new monthly Minimum Payment amount begins to apply when the change becomes effective.

We reserve the right to refuse any premium payment less than $25 or limit the amount of premium payments.


Premium received 15 days or less in advance of the Policy Anniversary will be considered premium for the next Policy Year for purposes of calculating Sales Charges. There is currently no Sales Charge on premiums in excess of the Target Premium for a given Policy Year. See "Premium Charges" on page 37. As a result, the Sales Charge on a premium that is received 15 day or less in advance of the Policy Anniversary will be higher than if it otherwise would have been treated as premium in excess of the Target Premium. In addition, subject to your consent, if that premium in whole or part would exceed Guideline Premium or the Modified Endowment Contract, we will temporarily hold the entire premium and apply it to your Policy on the next Policy Anniversary. We will monitor your premium payments and other policy transactions and notify you if a payment or other transaction might cause your policy to become a MEC. We will not invest any Premium or portion of a Premium that would cause your policy to become a MEC. If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election. Otherwise we will return the premium to you. The premium will be placed in a non-interest bearing account until we apply it to your Policy. If we hold the premium for this reason, it will be deemed paid into your Policy on the next Policy Anniversary for all calculations under the Policy.


PLANNED PREMIUM. In your policy application, you will be asked to establish a schedule of "planned premium" payments by specifying the amount and frequency of such payments. You are not required to pay any planned premium. We will send you reminder notices prior to each planned payment date (except for those payments made in accordance with an EFT payment plan), which may be quarterly, semi-annually or annually, as specified by you. We reserve the right to stop sending such notices if no planned premiums are paid within any two Policy Years. You may change the amount or frequency of your planned premiums at any time by writing to us, subject to our consent.

Payment of planned premiums does not guarantee that your policy will remain in force, even if you pay all planned premiums as scheduled. If the value of your policy is not sufficient to keep your Policy in force, you may need to change your planned payment schedule or make additional payments in order to keep your Policy in force.


Paying planned premiums generally provides greater benefits than paying a lower amount of premium. In addition, you may use the planned premium to help remind you to pay at least the Minimum Premium during the first three Policy Years. Paying planned premiums also can help to keep your policy in force if your planned premium payments are at least as great as the Required Monthly Premium Amount necessary to keep the GMDB benefit in force. See "Guaranteed Minimum Death Benefit" on page 15.

PREMIUM LIMITS. Before we accept any premium that would require an increase in the Net Amount at Risk under your policy, you first must provide us with evidence of insurability. Also, the Code imposes limits on the amount of premium that can be contributed under a life insurance contract ("Guideline Premium limits"). If you exceed this limit, your policy would lose its favorable federal income tax treatment under the Code's definition of life insurance. Accordingly, we will not accept any premium that would cause your policy to exceed this limit, unless you increase the Specified Death Benefit (and/or Target Death Benefit) of your policy appropriately. To obtain this increase, you must submit a Written Request and satisfactory evidence of insurability meeting our then current underwriting standards. Otherwise we will accept only the portion of your premium that does not exceed the maximum permitted amount and we will refund the excess. In addition, we will not accept any additional premium from you until we can do so without exceeding the limit set by the Code. See "Federal Tax Considerations" on page 42 for more information. For premium received 15 days or less in advance of the Policy Anniversary, if we have your consent to hold the premium until the next Policy Anniversary, the premium limits will be applied when the premium is applied to your policy on the Policy Anniversary. See "Premiums" on page 13 for more information.


Paying too much premium also could cause your policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 15 for more information.

GUARANTEED MINIMUM DEATH BENEFIT. The Guaranteed Minimum Death Benefit ("GMDB") feature can enable you to keep your policy's Specified Death Benefit in force for the life of the Insured regardless of changes in the Policy Value. You may choose this optional feature when you apply for your policy. We charge an additional charge for the Rider, as described in the Fee Table on page 7 of this prospectus.

Under this feature, we guarantee that your policy will remain in force, regardless of declines in Policy Value, if you meet the premium requirement under the rider. The premium requirement is met if, on each Monthly Anniversary,
(a) the total premiums paid less Debt exceed (b) the sum of the Required Monthly Premium Amounts for the period from the Policy Date to the relevant Monthly Anniversary or the Insured's Attained Age 100, if earlier. For policies with Day 1 Loans, "total premiums" include the actual premium received plus the amount of the loan.


If you fail the premium requirement, we will send you a notice giving you an opportunity to correct the deficiency by paying more premium. At the end of that period, if you have not paid the required additional premium, then the GMDB benefit will end. Once ended, this benefit cannot be reinstated, and the policy will stay in force only as long as the Policy Value is sufficient to keep the policy in force. The GMDB does not prevent the policy from entering the Grace Period, but an active GMDB will extend the Specified Death Benefit coverage for the life of the Insured even if the policy would otherwise lapse at the expiration of the Grace Period. For more information about the circumstances in which the policy might lapse, see "Termination and Grace Period" on page 35.


The GMDB does not cover riders, including the Optional Additional Death Benefit Coverage. If the Net Policy Value is insufficient to pay charges as they come due, only the GMDB and base policy coverage amount is guaranteed to stay in force.

If the Net Policy Value is insufficient to pay the base coverage and the GMDB rider charges as they come due, these charges are waived. Deduction of charges will resume once there is sufficient Net Policy Value.

If you take any partial surrenders, this rider will terminate. Only Death Benefit Option A is available with this rider. Changes to the policy's Death Benefit option are not allowed while this rider is in force.


MODIFIED ENDOWMENT CONTRACTS. In certain circumstances your policy might be deemed a "modified endowment contract," which is a category of life insurance contract defined in the Code. If your policy were to become a modified endowment contract, distributions and loans from the policy would result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Policies Which Are MECs" on page
44. Your policy could be deemed a modified endowment contract if, among other things, you pay too much premium or the Death Benefit is reduced. We monitor the status of your policy and advise you if you need to take action to prevent your policy from being deemed a modified endowment contract. If you pay a premium that would result in this classification, we notify you and allow you to request a refund of the excess premium, or other action, to avoid having your policy being deemed a modified endowment contract. If, however, you do choose to have your policy deemed a modified endowment contract, we do not refund the premium. We will require acknowledgment that the policy will be deemed a modified endowment contract.


Your policy also is deemed a modified endowment contract if you replace a modified endowment contract issued by another insurer with a policy. Payment of additional premium in connection with a replacement also could cause your policy to be deemed a modified endowment contract. For more information, please consult your tax adviser.

ALLOCATION OF PREMIUM. Your Net Premiums are generally allocated to the Investment Divisions and the Fixed Account in the proportions that you have selected. We deduct the Premium Charges from your premium before we allocate the Net Premium.

You must specify your allocation percentages in your application. Percentages must be in whole numbers and the total allocation must equal 100%. The minimum allocation percentage per allocation option is 1%. We allocate any additional premiums according to those percentages until you give us new allocation instructions. You may add or delete Investment Divisions and/or the Fixed Account from your allocation instructions.

We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date. The Commencement Date is the date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement. If outstanding requirements prevent us from placing your policy in force, the Commencement Date is postponed and your Net Premiums are not allocated until you satisfy those requirements. We do not credit any interest or earnings on premiums we receive before the Commencement Date.

Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date. Any additional Net Premium we receive before the Allocation Date will also be allocated to the Fixed Account until the Allocation Date. The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy. In most states, the Right to Examine Period is 10 days, but may be longer in some states. See "Right to Examine the Policy" on page 36 for more information about the Right to Return Period. Thus, for example, if the Right to Return Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date. On the Allocation Date, we will transfer any amounts designated for the Investment Divisions (plus any interest credited thereto while held in the Fixed Account) to the applicable Investment Divisions. For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions, but the rate will not be lower than 3%. Any transfers on the Allocation Date will not count against the annual limit under your policy.

After the Allocation Date, we generally allocate your additional Net Premium to the Investment Divisions and the Fixed Account as of the date your premium is received at our Service Center. If an additional premium would result in an increase in the Death Benefit and thus requires underwriting, we may delay allocation until we have completed underwriting. At that time, we will follow the allocation instructions in our file unless you send us new allocation instructions with your payment.

POLICY VALUE. Your Policy Value is the sum of the value of your interests in the Separate Account, the Fixed Account, and the Loan Account. Your Policy Value may increase or decrease daily to reflect the performance of the Investment Divisions you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial surrenders and charges assessed. There is no minimum guaranteed Policy Value.

Valuations for initial premiums and premiums requiring underwriting are made on the date your Net Premium is allocated to the Investment Divisions and the Fixed Account, as described in "Allocation of Premiums" above. We make all other valuations in connection with the policy on the day the premium or your transaction request is received at our Service Center, if that day is a Valuation Day. Otherwise, we make that determination on the next succeeding day that is a Valuation Day.

ACCUMULATION UNIT VALUE. We measure your Policy Value in the Separate Account by determining the value of the Accumulation Units that we credit to your policy. When you invest in an Investment Division, we credit your policy with Accumulation Units in that Investment Division. The number of Accumulation Units we credit equals the amount invested in the Investment Division divided by the value of the Investment Division's Accumulation Units on the Valuation Day that the allocation is made. The number of Accumulation Units we credit increases when premium is allocated to the Investment Division and amounts are transferred to the Investment Division, and loan repayments are transferred from the Loan Account to the Investment Divisions. The number decreases when certain charges are deducted from the Investment Division (for example, the cost of insurance charge, policy fee, administrative charge, partial surrender fee, and surrender charge), a loan is taken from the Investment Division, a transfer is made to another allocation option, or a partial surrender is made. However, these adjustments do not affect the value of an Accumulation Unit.

The value of an Accumulation Unit for each Investment Division varies to reflect the investment experience of the corresponding portfolio and the deduction of certain charges and expenses. We set the value of an Accumulation Unit at $10 when each Investment Division is established. Thereafter, on each Valuation Day, we determine the value of an Accumulation Unit for each of the Investment Divisions as follows:

     (1)  Determine the total value of assets in the Investment Division;

     (2) Subtract from that amount the applicable mortality and expense risk charge and the tax charge (if any); and

     (3)  Divide the result by the number of outstanding Accumulation Units.

You should refer to the prospectuses for the portfolios for a description of how the assets of each portfolio are valued since that determination directly affects the investment experience of the corresponding Investment Division and, therefore, your Policy Value.

TRANSFER OF POLICY VALUE. You may request a transfer of Policy Value among the Investment Divisions and the Fixed Account in writing or by telephone after the Allocation Date. You may transfer all or a portion of your value from one Investment Division to another Investment Division or to the Fixed Account. You may make one transfer from the Fixed Account to any Investment Division each Policy Year. This amount transferred from the Fixed Account may not exceed the greater of $1,000 (or the Fixed Account value, if less), the amount transferred out of the Fixed Account in the prior year, or 25% of your value in the Fixed Account. However, transfers under our rebalancing program are not subject to these limits. See "Rebalancing" on page 20.


As a general rule, we only make transfers on Valuation Days. If we receive your request in Good Order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Day, we generally make the transfer that day. Otherwise, we make the transfer on the next day that is a Valuation Day. We process transfers at the price next computed after we receive your transfer request.

RESTRICTIONS ON TRANSFERS. The policy is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying portfolio and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying portfolio. Neither the policies nor the underlying portfolios are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the policy. To protect Owners and the underlying portfolios, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Policy Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the policy for disruptive activity based on frequency, pattern and size. We will more closely monitor policies with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial surrender to access the Policy Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the policy on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact the Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the policy. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every policy engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TRANSFERS AUTHORIZED BY TELEPHONE OR THE INTERNET. You can request certain transactions by telephone or at www.jnlny.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number listed on the first page.

When authorizing a transfer, you must complete your transfer request by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective on the next Monthly Anniversary upon receipt of the request in good order. Some optional benefits may require underwriting and will be effective on the next Monthly Anniversary following underwriting approval.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designate by the Owner ceases, and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

DOLLAR COST AVERAGING. Under our dollar cost averaging program, you may authorize periodic transfers of a fixed dollar amount between or among the Investment Divisions and the Fixed Account. The minimum transfer amount of the dollar cost averaging program is $100, and transfers may occur monthly, quarterly, semi-annually, or annually. The minimum initial balance of your allocation option from which transfers will be made is $5,000. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from an Investment Division with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Investment Division.

Your request to participate in this program will be effective when we receive your completed request form at our Service Center. Call or write us for a copy of the request form and additional information concerning the program. We may change, terminate, limit, or suspend dollar cost averaging at any time.

REBALANCING. Rebalancing allows you to readjust the percentage of your Policy Value allocated to each Investment Division to maintain a pre-set level of investment in various market segments. Over time, the variations in each Investment Division's investment results will shift the balance of your Policy Value allocations. Under the rebalancing program, we automatically transfer your Policy Value, back to the percentages you specify in accordance with procedures and requirements that we establish. Restrictions on transfers from the Fixed Account will not apply to Rebalancing. Dollar cost averaging and rebalancing are mutually exclusive, you cannot select both.

You may request rebalancing when you apply for your policy or by submitting a completed Written Request to us at our Service Center. Please call or write us for a copy of the request form and additional information concerning rebalancing.

Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Value allocated to the better performing segments. Other investment programs, such as the dollar cost averaging program, may not work in concert with rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or partial surrenders, while rebalancing is being used. We may change, terminate, limit, or suspend rebalancing at any time.

                              THE SEPARATE ACCOUNT

THE PORTFOLIOS. The Separate Account is divided into Investment Divisions. Each Investment Division invests in shares of one of the portfolios. Each portfolio is a separate investment series of JNL Series Trust or JNL Variable Fund LLC, each an open-end management investment company registered under the 1940 Act. We briefly describe the portfolios below. You should read the current prospectuses for the portfolios for more detailed and complete information concerning the portfolios, their investment objectives and strategies, and the investment risks associated with the portfolios. If you do not have a prospectus for a portfolio, contact us and we will send you a copy.

Each portfolio holds its assets separate from the assets of the other portfolios and each portfolio has its own distinct investment objective and policies. Each portfolio operates as a separate investment fund and the income, gains, and losses of one portfolio generally have no effect on the investment performance of any other portfolio.

HIGHLIGHTED ARE THE PORTFOLIOS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE PORTFOLIOS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE PORTFOLIOS ARE ATTACHED TO THIS PROSPECTUS.


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                                JNL SERIES TRUST
----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc.
     (sub-sub-adviser))


         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

----------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

----------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

----------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of $100 million to $3 billion.


----------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)


         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.


----------------------------------------------------------------------------------------------------------------------------------

JNL/FMR MID-CAP EQUITY FUND (FORMERLY, JNL/FMR CAPITAL GROWTH FUND)

     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)


         Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.


----------------------------------------------------------------------------------------------------------------------------------

JNL/FRANKLIN TEMPLETON INCOME FUND
----------------------------------
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

----------------------------------------------------------------------------------------------------------------------------------

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)


         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.


----------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R)
         Value Index at the time of investing.


----------------------------------------------------------------------------------------------------------------------------------

JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
------------------------------------------
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

----------------------------------------------------------------------------------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

----------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

----------------------------------------------------------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND
--------------------------------
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

----------------------------------------------------------------------------------------------------------------------------------

JNL/LAZARD MID CAP VALUE FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


----------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.


----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies..


----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

----------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

----------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

----------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.


----------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)


         Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.


----------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)


         Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.


----------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

----------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of growth companies.

----------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.


----------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.


----------------------------------------------------------------------------------------------------------------------------------

JNL/WESTERN HIGH YIELD BOND FUND (FORMERLY, JNL/SALOMON BROTHERS HIGH YIELD BOND FUND)
--------------------------------
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

----------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND (FORMERLY, JNL/SALOMON BROTHERS STRATEGIC BOND FUND)
-------------------------------
     Jackson National Asset Management, LLC (and Western Asset Management Company and Western Asset Management Company
     Limited (sub-sub-adviser))

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

----------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND (FORMERLY, JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND)
-----------------------------------------------                                -
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowing for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S.
         government.

----------------------------------------------------------------------------------------------------------------------------------

                              JNL VARIABLE FUND LLC
----------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT 25 FUND
-------------------------------------
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


----------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
---------------------------------------------------
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.


----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
----------------------------------------
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

----------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
--------------------------------------------------
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

----------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

----------------------------------------------------------------------------------------------------------------------------------

The investment objectives and policies of certain of the portfolios are similar to the investment objectives and policies of other mutual funds that the portfolio's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the investment results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar portfolios will be comparable even though the portfolios have the same investment sub-advisers. The portfolios described are available only through variable annuity and variable life Contracts issued by Jackson National Life of NY. Shares of the portfolios may also be sold directly to qualified retirement plans. They are NOT offered or made available to the general public directly.

A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional portfolios and Investment Divisions may be available in the future.

We automatically reinvest all dividends and capital gains distributions from a portfolio in shares of that portfolio at net asset value. The income and realized and unrealized gains or losses on the assets of each Investment Division are separate and are credited to or charged against the particular Investment Division without regard to income, gains or losses from any other Investment Division or from any other part of our business. We use the Net Premium you allocate to an Investment Division to purchase shares in the corresponding portfolio and redeem shares in the portfolios to meet policy obligations. The portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same portfolio. Although neither we nor any of the portfolios currently foresee any such disadvantages either to variable life insurance or variable annuity contract owners, each portfolio's board of directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a board of directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Owners will not bear the related expenses.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the portfolios held by the Investment Divisions to which you have allocated your Policy Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares with respect to certain matters. We notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the issues. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant portfolio for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. However, if you assign your policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants. If you send us written voting instructions, we follow your instructions in voting the portfolio shares attributable to your policy. If you do not send us written instructions, we vote the shares attributable to your policy in the same proportion as we vote the shares for which we have received instructions from other Owners. We vote shares that we hold in the same proportion as we vote the shares for which we have received instructions from Owners.

We may, when required by state insurance regulatory authorities, disregard Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the portfolios or to approve or disapprove an investment advisory contract for one or more of the portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Owners to the investment objectives or the investment adviser of the portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the portfolio or would result in the purchase of securities for the portfolio that vary from the general quality and nature of investments and investment techniques utilized by the portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the portfolio shares without obtaining instructions from our Owners and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the portfolios are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares of a portfolio is no longer preferred, we may add or substitute shares of another portfolio or mutual fund for portfolio shares already purchased or to be purchased in the future. Any substitution will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Investment Divisions:

     (a)   to operate the Separate Account in any form permitted by law;

     (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

     (c) to transfer assets from one Investment Division to another, or from any Investment Division to our general account;

     (d)   to add, combine, or remove Investment Divisions in the Separate
           Account;

     (e) to change the way in which we assess charges, as long as the charges do not exceed the maximum guaranteed charges under the policies; and

     (f) to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes.

If we take any of these actions, we will comply with the then applicable legal requirements.

                                THE FIXED ACCOUNT

If you select the Fixed Account, your money will be placed with Jackson National Life of NY's other assets. The Fixed Account is not registered with the SEC and the SEC does not review the information we provide to you about the Fixed Account. Your policy contains a more complete description of the Fixed Account.

THE PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

You may allocate part or all of your premium to the Fixed Account. Under this option, we guarantee the amount allocated (deductions may lower the amount we guarantee) to the Fixed Account and a minimum rate of interest of 3% that will be credited to the amount in the Fixed Account. From time to time and at our sole discretion, we may set a higher current interest rate applicable to premium and transfers allocated to the Fixed Account during a Policy Year. We may declare different rates for amounts that are allocated to the Fixed Account at different times. The rate will be re-set on the Policy Anniversary. All monies in the Fixed Account will be re-set to the same rate on the Policy Anniversary. We determine interest rates in accordance with a variety of factors.

Amounts allocated to the Fixed Account are part of the general account of Jackson National Life of NY. We invest the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial surrenders from the Fixed Account for up to 6 months from the date we receive your written partial surrender request. We pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFIT. While your policy is in force, we will pay the Death Benefit Proceeds upon the death of the Insured. We will pay the Death Benefit Proceeds to the named beneficiary(ies) or, if none survives, to the contingent beneficiary(ies). We will pay the Death Benefit Proceeds in a lump sum.


The Death Benefit Proceeds payable to the beneficiary equal the applicable Death Benefit, less any Debt and less any due and unpaid charges. The amount of Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Specified Death Benefit (or Target Death Benefit), and in some instances your Policy Value. The Death Benefit Proceeds may be increased, if you have added a rider that provides an additional benefit. Please see "Optional Insurance Benefits" beginning on page 30.


The Death Benefit Proceeds will include any amount which may be payable under the Guaranteed Minimum Death Benefit (if included in your policy), as of the end of the Valuation Period during which we receive due proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the Death Benefit Proceeds when we receive completed claim forms and due proof of death from the first beneficiary). We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

DEATH BENEFIT OPTIONS. You may choose one of three Death Benefit options. Under each option, if you have added the Optional Additional Death Benefit Coverage to your policy, the Target Death Benefit rather than the Specified Death Benefit is used in calculating the Death Benefit:

    OPTION A: the Death Benefit is the greater of: (a) the Specified Death Benefit (or Target Death Benefit) of the policy; or (b) the Minimum Death Benefit. Option A is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the Minimum Death Benefit.

    OPTION B: the Death Benefit is the greater of (a) the Specified Death Benefit (or Target Death Benefit) plus the Policy Value or (b) the Minimum Death Benefit. Under Option B, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your policy generally involves a constant Net Amount at Risk.

    OPTION C: the Death Benefit is the greater of: (a) the Specified Death Benefit (or Target Death Benefit) plus the greater of (i) the sum of all premiums paid minus all prior partial surrenders (including any applicable charges) or (ii) zero, or (b) the Minimum Death Benefit. Under this Option, your Death Benefit generally varies as you pay premiums and take partial surrenders.

The Minimum Death Benefit used in the Death Benefit formulas under the policy equals the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above. While your policy is in force, we guarantee that the Death Benefit will not be less than the greater of the current Specified Death Benefit (or Target Death Benefit) or the Minimum Death Benefit.

Since the cost of insurance charge is based upon the Net Amount at Risk, it generally is less under a policy with an Option A Death Benefit than one with an Option B Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option A than under Option B, but the Death Benefit under Option B increases or decreases directly with changes in the Policy Value. Thus, you may prefer Option A if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option B if you are seeking to increase Death Benefits. Option C may be preferable if you want a Death Benefit that would include a return of premium paid (less partial surrenders).

EXAMPLE OF APPLICABLE CORRIDOR PERCENTAGE. The corridor percentages used in calculating the Minimum Death Benefit are set so as to seek to ensure that the policies qualify as life insurance for federal income tax purposes. Accordingly, the policy provides that under all Death Benefit options, the Death Benefit will at least equal the Minimum Death Benefit. For example, under an Option A policy, an increase in the Policy Value due to favorable investment experience may increase the Death Benefit above the Specified Death Benefit (or Target Death Benefit), and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Death Benefit (or Target Death Benefit)).

                                                                 A                      B

                 Specified Death Benefit                      $200,000              $200,000

                 Death Benefit Option                            A                      A

                 Insured's Age                                   50                    50

                 Policy Value                                 $115,000               $95,000

                 Applicable Corridor Percentage                 185%                  185%

                 Death Benefit                                $212,750              $200,000

In Example A, the Death Benefit equals $212,750, i.e., the greater of $200,000 (the Specified Death Benefit) and $212,750 (the Policy Value of $115, 000, multiplied by the corridor percentage of 185%). This amount, less any Debt and unpaid charges, constitutes the Death Benefit Proceeds that we would pay to the beneficiary.

In Example B, the Death Benefit is $200,000, i.e., the greater of $200,000 (the Specified Death Benefit) and $175,750 (the Policy Value of $95,000 multiplied by the corridor percentage of 185%).

CHANGES IN DEATH BENEFIT OPTION. Subject to our consent, after the first Policy Year, you may change the Death Benefit Option once each Policy Year by writing to us at the address given on the first page of this prospectus. If you ask to change from Option A to Option B, we reduce the Specified Death Benefit (and Target Death Benefit, if Optional Additional Death Benefit Coverage is elected) of your Policy by the amount of the Policy Value. If you ask to change from Option B to Option A, we increase the Specified Death Benefit (and Target Death Benefit) of your policy by the amount of the Policy Value. If you ask to change from Option C to Option A, we increase the Specified Death Benefit (and Target Death Benefit) by the greater of the sum of all your premiums paid, less all prior partial surrenders or zero. You may not change from Option C to Option B or from Option A or B to Option C. The change takes effect on the first Monthly Anniversary following our approval at least one business day after we approve your Written Request. If less than one business day remains before the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary. We may require evidence of insurability satisfactory to us for a change from Option A to Option B. We do not currently require you to prove insurability for other changes in Death Benefit Option.

You may not change the Death Benefit Option under your policy if afterward the Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit. The Guaranteed Minimum Death Benefit rider is available only with Death Benefit Option A.

CHANGES IN SPECIFIED DEATH BENEFIT. You may request an increase in Specified Death Benefit after the first Policy Year, and a decrease in the Specified Death Benefit after the third Policy Year. You may change the Specified Death Benefit one time per Policy Year. You may request the change by writing to us at the address shown on the first page of this prospectus. You should be aware that a change in the Specified Death Benefit changes the Net Amount at Risk and, therefore, changes the cost of insurance charges on your policy. In addition, approved increases will be subject to an additional Surrender Charge (based on the amount of the increase, the Insured's Attained Age and underwriting risk classification). The change will take effect on the first Monthly Anniversary after we approve the request. If less than one business day remains before the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary. We do not permit a Specified Death Benefit change if the policy is in the Grace Period.


When the Specified Death Benefit of a policy is increased after issue, a new segment of coverage is created to which cost of insurance rates that differ from the original coverage cost of insurance rates are applied. This is done to reflect the additional underwriting and a higher attained age. If you request a decrease in Specified Death Benefit, we first apply it to coverage provided by the most recent segment of Specified Death Benefit then to the next most recent segment successively and finally to the coverage under the original application. The minimum decrease amount is $10,000. We do not permit a decrease in the Specified Death Benefit of your policy if afterward the Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit or cause your policy to lose its status as a contract of life insurance under the Code. If your policy has the Optional Additional Death Benefit Coverage, any approved decrease will apply first to the Target Death Benefit, and then to the Specified Death Benefit. The existence of these segments necessitates that any decrease be applied in reverse order to the segments. For more information, see "Death Benefit Options" beginning on page 28.


To apply for an increase in the Specified Death Benefit, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. The increased coverage amount may be in a different rate class from your base coverage. We do not permit any increase in Specified Death Benefit after the Insured's 90th birthday. The minimum amount of a Specified Death Benefit increase is $10,000.


You should be aware that an increase in the Specified Death Benefit of your policy affects the cost of insurance charges applicable to your policy. As noted above, we deduct a larger amount of cost insurance charges, because an increase in the Specified Death Benefit also increases the Net Amount at Risk under your policy. We will not approve a request for a Specified Death Benefit increase if the Cash Surrender Value is too small to pay the Monthly Deduction through the end of the Policy Year. As described in "Surrender Charge" on page 39, if you increase the Specified Death Benefit under the policy a new surrender charge will apply. Modifying the policy's Specified Death Benefit may have tax ramifications. For additional information, please see "Federal Tax Considerations" on page 42.


OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your policy to provide additional optional insurance benefits. We may require evidence of insurability before we issue a rider to you. If we impose any charge for a rider, we will deduct the charge as part of the Monthly Deduction. For more information concerning what optional riders are offered and their operation and costs, please ask your sales representative or contact us at our Service Center. At our sole discretion we may offer riders or stop offering any rider at any time.

We currently offer the following riders for this policy. We add the Terminal Illness Benefit Rider automatically and at no cost to you. The Guaranteed Minimum Death Benefit Rider is available only at policy issue.

TERMINAL ILLNESS BENEFIT RIDER - The rider provides an accelerated payment of life insurance proceeds if the Insured is terminally ill, as defined in the rider. You may request an accelerated benefit of between 25% of the Death Benefit (or $50,000, if less) and 100% of the Death Benefit (or $250,000, if less). The amount of the benefit is calculated as the amount requested less the following: a discount for 12 months' interest as specified in the rider, a pro rata portion of any outstanding Debt, an administrative expense charge fee as determined by the Company (not to exceed $100), and any unpaid policy charges. The Death Benefit will be reduced by the dollar amount requested. All other values under the policy will be reduced proportionately. Any amount payable during the contestability period, due to suicide, will be reduced by any previously paid accelerated benefit.

This rider terminates upon payment of any benefit under the rider. There is no expiry date for the base Insured. The expiry date for the rider Insured is at the expiry of the Other Insured Term Insurance Rider.

ADDITIONAL DEATH BENEFIT COVERAGE -You may increase your total life insurance coverage by adding this option to your policy. This option may be added after the Issue Date and will be effective on the Monthly Anniversary following approval. This option enables you to adjust your total coverage under the policy to meet your anticipated needs. When you apply for this option, you select a Target Death Benefit, which is your desired amount of total insurance coverage. The Target Death Benefit may be for the life of the rider or it may be scheduled to change at the beginning of specified Policy Years. The Target Death Benefit may equal the Specified Death Benefit. All changes reflected in the schedule of Target Death Benefits must occur on a Policy Anniversary. The Target Death Benefit cannot be scheduled to be reduced in the first seven Policy Years. The Target Death Benefit can be changed and will be effective the Monthly Anniversary following our approval. The Specified Death Benefit must be at least 20% of the Target Death Benefit. The death benefit coverage under this option equals the Total Death Benefit minus the Base Death Benefit under the base policy (i.e., determined without considering the option), but not less than zero. The rider does not provide a fixed amount of term coverage. Rather, the additional death benefit coverage adjusts automatically to changes in the base policy Death Benefit so that the sum of the additional death benefit coverage and the base policy coverage will equal the Total Death Benefit so long as the coverage is in effect. Your Total Death Benefit will depend on which Death Benefit Option you have selected.

    o Under Death Benefit Option A, your Total Death Benefit is the greater of (a) the Target Death Benefit or (b) the Minimum Death Benefit.

    o Under Death Benefit Option B, your Total Death Benefit is the greater of (a) the Target Death Benefit plus the Policy Value or (b) the Minimum Death Benefit.

    o Under Death Benefit Option C, your Total Death Benefit is the greater of (a) the Target Death Benefit plus the greater of (i) total premiums less total partial surrenders (including any applicable charge) or
          (ii) zero or (b) the Minimum Death Benefit.

If your Policy Value increases sufficiently to require that the Base Death Benefit equal the Total Death Benefit, then the benefit under the rider would be zero. However, the rider would remain in effect until you remove it from your policy. Thereafter, if your Policy Value later dropped such that the Base Death Benefit were lower than the Total Death Benefit, your rider would resume providing a benefit.

You may increase your coverage under this rider in accordance with our rules for increasing the Specified Death Benefit of the policy and the rules above. See "Changes in Specified Death Benefit" on page 29. However, we will treat a request to increase the death benefit as a request to increase both the Specified Death Benefit and the Target Death Benefit, unless you specifically request otherwise.


You may decrease your coverage under this option in accordance with our rules for decreasing the Specified Death Benefit of the policy. See "Changes in Specified Death Benefit" at page 29. Approved reductions will apply first to the rider coverage, then to previously approved increases in the Specified Death Benefit, and then to the original Specified Death Benefit. We may refuse to effect scheduled increases in Target Death Benefit if you cancel a scheduled change or ask for an unscheduled decrease in your Target Death Benefit. Partial surrenders, changes from Death Benefit Option A to Option B, and decreases in your death benefit coverage may reduce the amount of your Target Death Benefit in the same manner as those transactions would reduce your policy's Specified Death Benefit. See "Partial Surrenders" on page 33 and "Changes in Death Benefit Option" on page 29.


We deduct a separate monthly cost of insurance charge for coverage under this option. The cost of insurance charge will equal the benefit under the option times the applicable cost of insurance rate as of the applicable Monthly Anniversary. The cost of insurance rate will be determined by us from time to time, based on the Insured's age at issue of the option, sex and underwriting risk class, and the number of years since the option was issued. This option expires at the Insured's Attained Age 100.


We will deduct a monthly administrative charge on the excess of the Target Death Benefit over the Specified Death Benefit which will be the same as the monthly administrative charge under the base policy (this is deducted even if the rider benefit is reduced to zero). The total charges you may pay under a policy with this option may be more or less than you would pay if all of the coverage were provided under the base policy alone. We do not charge a sales charge or surrender charge under this option. If you increase the Target Death Benefit after the option is issued, we may require satisfactory evidence of insurability, and we will determine the applicable underwriting risk class and cost of insurance charge separately for the additional coverage. The guaranteed cost of insurance on the option will be higher then the guaranteed cost of insurance for the base policy. The current cost of insurance will be the same if the option is added at issue. However, the cost of insurance will be higher if the option is added after the policy is issued. This option has no surrender value and does not contribute to the Policy Value. The only benefit payable under this option is the additional death benefit. Benefits under this option are not covered by the Guaranteed Minimum Death Benefit Rider ("GMDB"). Accordingly, if the GMDB is in force and the Net Policy Value is insufficient to pay charges as they come due and you do not pay sufficient additional premium (see "Termination and Grace Period" on page 35), this option will terminate; thereafter, if your policy has a GMDB Rider in effect, only the coverage provided by the base policy will remain in force.


Commissions payable to sales representatives on the sale of policies with an Additional Death Benefit Coverage are calculated based on the total premium payments made for the base policy and the option. The commissions will vary depending on the ratio of the death benefit for the base policy and the rider. The same amount of premium will result in the highest commission when there is no option, with the commission declining as the portion of the death benefit coverage allocated to the option increases.

WAIVER OF MONTHLY DEDUCTIONS RIDER. In the event of the Insured's total disability commencing before the Policy Anniversary after the Insured reaches Attained Age 60, we will waive the Monthly Deduction for the policy and any rider then in effect during the continuance of the disability. Eligible issue ages for this rider are 18-55. You may not select both this rider and the Waiver of Specified Premium Rider. Policy changes that would result in a larger Monthly Deduction may be restricted during a period of disability. These changes could include the addition of an additional Other Insured Term Insurance Rider or benefits requiring evidence of insurability. The policy may lapse if Debt is greater than the Policy Value less the surrender charge.

WAIVER OF SPECIFIED PREMIUM RIDER. In the event of the Insured's total disability commencing before the Policy Anniversary corresponding to the Insured's Attained Age 60, we will pay a specified monthly premium into the policy during the continuance of the disability. Eligible issue ages for this rider are 18-55. You may not select both this rider and the Waiver of Monthly Deduction Rider. Payment of the specified premium may not be sufficient to keep the policy in force during the period of disability.


GUARANTEED MINIMUM DEATH BENEFIT RIDER. See "Guaranteed Minimum Death Benefit" on page 15.


OTHER INSURED TERM INSURANCE RIDER. This rider provides term insurance coverage on an additional person up to the Rider Insured's Attained Age 80, subject to the terms of the rider. If the Rider Insured is not related to the Insured on the policy and the policy is not a MEC, the charges deducted for this rider may be treated as distributions for tax purposes and accordingly reduce the cost basis of the policy. For MEC contracts, the charges for the Rider Insureds who are not related to the Insured may be treated as taxable distributions for tax purposes, to the extent there is a gain in the contract. You should consult a qualified tax adviser for more information. At any time before or on the Rider Insured's 65th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance). You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance. Accordingly, you should consult your tax counsel before removing or reducing the rider.

CHILD INSURANCE RIDER. This rider provides for term insurance on the Insured's children. We provide coverage until the earlier of the 22nd birthday of each child (issue ages: 14 days to 18th birthday) or the end of the premium paying period for the rider. The rider expires at the Insured's Attained Age 65. Up to 5 units may be purchased. Each unit provides $5,000 of term coverage on each Insured child. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 22. If the Insured commits suicide or when the insurance on the life of each child expires, the rider may be converted without evidence of insurability, to any available life policy (other than term insurance) provided the rider is in force and no premium is in default. We must receive a written application for the new policy and payment of the first premium no later than 30 days after the rider's date of expiry.

POLICY LOANS. While the policy is in force, and not in the Grace Period, and after the Allocation Date, you may borrow money from us using the policy as the only security for your loan, subject to some limitations. Loans have priority over the claims of any assignee or any other person. Any outstanding policy loans and loan interest reduce the amount you may request. In addition, if you have named an irrevocable beneficiary, you must also obtain his or her written consent before we make a policy loan to you. You may borrow up to the maximum loan amount, which except for Day 1 Loans, is the Cash Surrender Value in effect as of the end of the Valuation Period in which we grant your request minus the Monthly Deductions to your next Policy Anniversary, or the next following Policy Anniversary if the loan is within 30 days of a Policy Anniversary. For Day 1 Loans, the maximum loan amount is up to 90% of your premium payment, and this depends on the anticipated Monthly Deductions to which your policy will be subject to keep it in force. The minimum loan amount is $500.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our Service Center. We may, however, postpone payment in the circumstances described below in "Postponement of Payment."

When we make a policy loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We make these transfers pro rata from the Investment Divisions and the Fixed Account, unless you instruct us otherwise in writing. We credit interest to the Loan Account at 3% annually.

Interest on policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a policy loan when due, the unpaid interest becomes part of the policy loan and accrues interest at the same rate. In addition, on each Policy Anniversary, the value of the Loan Account is set equal to the Debt. Accordingly, we transfer to the Loan Account an amount of Policy Value equal to the amount by which the Debt exceeds the value of the Loan Account. Similarly, if the value in the Loan Account exceeds Debt, we transfer the excess from the Loan Account to the Investment Divisions and the Fixed Account proportionally based on your selections.

Day 1 Loans, if available, may only be taken in conjunction with a 1035 transfer (or 1035 exchange) of a policy with an existing loan for this policy. Loans accrue interest daily at an annual simple interest rate of 4% during your first through tenth Policy Years, and 3% thereafter. In contrast, amounts allocated to the Loan Account as collateral for such loans accrue compounded interest daily at an annual effective interest rate of 3%.

While the policy is in force, you may repay all or part of a policy loan without any penalty. To repay a loan in full, the loan repayment must equal the Debt. If you intend a payment to be a loan repayment rather than additional premium, you must clearly identify the payment as such or we treat it as additional premium. We apply all loan repayments first to the loan principal, and then to the accrued loan interest. We first apply all loan repayments to any standard loans you may have taken. When we receive a loan repayment, we transfer an equal amount from the Loan Account to the Investment Divisions and Fixed Account according to the most recent premium allocation instructions on file, unless you instruct us otherwise. We reserve the right to require loan repayments to be credited to the Fixed Account to the extent that was the source of the loan being repaid. We may refuse any loan repayment less than $25. An overpayment of a loan may be treated as either as additional premium or it will be refunded at our election unless you specify in writing with your payment that any overpayment should be refunded.

If the total outstanding Debt exceeds the Policy Value less the surrender charge of your policy, we notify you and any assignee in writing. To keep the policy in force, we require you to pay a premium sufficient to keep the policy in force for at least three more months. If you do not pay us sufficient premium within the Grace Period, your policy lapses and terminates without value. As explained below in the section entitled "Reinstatement," you may subsequently reinstate the policy by either repayment or reimbursement of any Debt that was outstanding at the end of the Grace Period, however the loan cannot be reinstated. If your policy lapses while a policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences.

A policy loan, whether or not repaid, will have a permanent effect on your Policy Value because the investment results of each Investment Division and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value will not increase as rapidly as it would if you had not taken a policy loan. If the Investment Divisions and/or Fixed Account earn less than that rate, then your Policy Value will be greater than it would have been if you had not taken a policy loan. The combination of an increasing loan balance, deduction for contract charges and fees, and unfavorable investment performance may cause the policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the policy. Also, if you do not repay a policy loan, your Debt reduces the Death Benefit and Cash Surrender Value otherwise payable.

In addition, you may realize taxable income when you take a policy loan. If your policy is treated as a modified endowment contract for federal tax purposes, policy loans are treated as partial surrenders for tax purposes, and the amount of the loan equal to any increase in your Policy Value may be treated as taxable income to you. In addition, you may also incur an additional 10% percent penalty tax. This penalty tax will not apply to any amounts: (1) paid on or after the date you reach age 59 1/2, (2) paid to your beneficiary after you die or (3) paid if you become totally disabled (as that term is defined in the Code).

You should also be aware that interest on policy loans is generally not deductible. Before you take a policy loan, you should consult your tax adviser and carefully consider the potential impact of a policy loan on your rights and benefits under the policy.

SURRENDERS. While your policy is in force, you may surrender your policy. Your policy terminates on the day we receive your Written Request in good order. You must submit your policy or a lost policy affidavit to our Service Center with your written surrender request.

Upon surrender, we pay you the Cash Surrender Value determined as of the day we receive your Written Request. The Cash Surrender Value equals the Policy Value, minus the surrender charge minus any Debt. The surrender charge is described in "Surrender Charge" below. Generally, we pay you the Cash Surrender Value of your policy within seven days of our receipt of your Written Request. You may not reinstate the policy once it is surrendered. We have set forth the tax consequences of surrendering the policy in "Federal Tax Considerations" below.

Surrendering your policy and applying the proceeds to a payment option may result in your being deemed to receive taxable income. Accordingly, before following this course of action you should consult a qualified tax adviser.

PARTIAL SURRENDERS. While your policy is in force after the first Policy Year, you may withdraw a portion of your Cash Surrender Value by sending a Written Request to our Service Center.

Your Written Request for a partial surrender will be effective on the day we receive it at our Service Center, or, if not a Valuation Day, the next day that is a Valuation Day. We pay you the amount requested and we deduct that amount plus any applicable surrender charge and a $25 partial surrender fee from your Policy Value. The minimum partial surrender amount is $500. We will not permit a partial surrender to reduce the Cash Surrender Value to an amount less than or equal to the equivalent of the next three Monthly Deductions. If your partial surrender would exceed that limit, we will notify you and give you the option of withdrawing your request or surrendering your policy. Unless you request otherwise, we take the partial surrender from the Investment Divisions and the Fixed Account in proportion to each one's respective value at the time. The amount withdrawn from the Fixed Account may not exceed the total amount withdrawn times the ratio of the Fixed Account Value to the value in the Investment Divisions and Fixed Account immediately before the partial surrender.

A partial surrender may reduce the Specified Death Benefit (and the Target Death Benefit, if your policy has a Optional Additional Death Benefit Coverage) under your policy as well as the Policy Value. The effect on the Death Benefit will depend on the Death Benefit Option then in effect.

For policies with Death Benefit Option A:

If your policy does not have a Optional Additional Death Benefit Coverage:

If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit by the partial surrender amount. Otherwise if your Death Benefit equals the Minimum Death Benefit, we will reduce the Specified Death Benefit by the amount by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender.

EXAMPLE: The following example illustrates the effect of a partial surrender on a policy having the indicated values, where the Base Death Benefit equals the Minimum Death Benefit. The example assumes a corridor percentage of 250% and a total partial surrender amount of $20,000.

                                           Before the Partial Surrender        After the Partial Surrender
         Policy Value                      $84,000                             $64,000
         Specified Death Benefit (A)       $200,000                            $190,000
         Minimum Death Benefit (B)         $210,000 ($84,000 x 250%)           $160,000 ($64,000 x 250%)
         Base Death Benefit                $210,000 (greater of A and B)       $190,000 (greater of A and B)

As shown above, the Policy Value is reduced by $20,000, the total amount of the partial surrender, while the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender.

If your policy has an Optional Additional Death Benefit Coverage:


If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit and the Target Death Benefit by the partial surrender amount. If the Minimum Death Benefit is greater than the Specified Death Benefit but less than or equal to the Target Death Benefit, we will reduce the Specified Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender, and we will reduce the Target Death Benefit by the partial surrender amount. If the Minimum Death Benefit is greater than the Specified Death Benefit and the Target Death Benefit, we will reduce the Specified Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender, and we will reduce the Target Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Target Death Benefit immediately before the partial surrender. See Appendix A for examples of how your insurance coverage would change under Death Benefit Option A as the result of a partial surrender.


For policies with Death Benefit Option B:

A partial surrender generally does not affect the Specified Death Benefit (Target Death Benefit). However, the Death Benefit Proceeds typically are reduced dollar-for-dollar.

For policies with Death Benefit Option C:

If the partial surrender amount is less than the total premiums paid minus the total of all prior partial surrenders (including related charges), the Specified Death Benefit and the Target Death Benefit (if any) will not be reduced. Otherwise, the Specified Death Benefit is reduced by the amount that the partial surrender amount exceeds the greater of: (1) total premiums paid minus the sum of all partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Specified Death Benefit or (3) zero, and the Target Death Benefit (if any) is reduced by the amount that the partial surrender amount exceeds the greater of (1) total premium minus the sum of all partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Target Death Benefit or (3) zero.

Partial surrenders are not permitted if the Death Benefit reduction would reduce the Specified Death Benefit below the minimum Specified Death Benefit ($100,000) or cause the policy to lose its status as life insurance under the Code. If the Optional Additional Death Benefit Coverage is elected, the death benefit will be re-calculated upon partial surrender.

A partial surrender may give rise to taxable income. Also, we will notify you if a partial surrender would cause your policy to be treated as a modified endowment contract for tax purposes, so that you can decide whether to pursue the partial surrender or modify or withdraw it to avoid modified endowment contract status. We recommend that you consult your tax adviser before making a partial surrender. The tax consequences of making a partial surrender are discussed in "Federal Tax Considerations."

STATUS OF POLICY AT ATTAINED AGE 100. If your Cash Surrender Value is greater than zero at the Insured's Attained Age 100, your policy will remain in force subject to the following changes:

        (1) We will transfer all of your Policy Value to the Fixed Account, and the Investment Divisions no longer will be available under your policy;

        (2)     We will stop charging the Monthly Deduction;

        (3) The death benefit option will change to Option A, and no further changes in death benefit option will be permitted. If your policy has an in force Optional Additional Death Benefit Coverage, the Specified Death Benefit under the policy will be changed to equal the Target Death Benefit and coverage under the rider will terminate;

        (4)     No additional premiums will be accepted;

        (5)     Dollar cost averaging and rebalancing, if applicable, terminate;

        (6)     Riders will terminate as provided in the Rider form; and

        (7) Partial surrenders and policy loans (loan interest will continue to accrue) will continue to be allowed.

If you have outstanding Debt, loan repayments may be necessary to maintain a positive Cash Surrender Value since loan interest will continue to accrue.

TERMINATION AND GRACE PERIOD. Your policy will terminate and life insurance coverage will end when one of the following events first occurs:

        (a) you surrender your policy;

        (b) the Grace Period ends and your policy lapses; or

        (c) the Insured dies.

Your policy will enter the Grace Period if your Cash Surrender Value on any Monthly Anniversary is $0 or less, unless the Guaranteed Minimum Death Benefit Rider is in effect or the Minimum Premium criteria is satisfied (see below). We will send you and any assignee notice of the amount necessary to keep your policy in force. That amount generally is equal to the next three Monthly Deductions and the applicable Premium Charges or a greater amount if needed to have the Cash Surrender Value positive three months later. If you do not pay that amount by the end of the Grace Period, your policy will lapse without value and coverage will end.

Minimum Premium criteria: If within the first three Policy Years the actual Premium received minus any partial surrender amounts (less related charges) is greater than the sum of the monthly Minimum Premiums between the Policy Date and the Monthly Anniversary, the Policy will not enter the Grace Period if the Net Policy Value is greater than zero.

The policy will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by any overdue charges.

If the Insured is within two months of age 100 when the Policy goes into the Grace Period, the Owner will be required to pay an amount at least equal to the unpaid Monthly Deductions to keep the Policy in force to age 100 plus the applicable sales and tax charges. The cost of insurance charges in the Monthly Deduction calculation will be based on the most recently paid cost of insurance charge as of the day the Grace Period begins. All allocations are transferred to the Fixed Account.

REINSTATEMENT. If your policy lapses, you may apply for reinstatement of the policy within five years of the date of lapse by sending a Written Request to our Service Center. We will require satisfactory evidence of the insurability of the Insured at the same underwriting risk classification as at the time of issuance of the policy. The reinstatement amount (or charge) must be sufficient to cover all past due Monthly Deductions assessed during the Grace Period, plus the next three Monthly Deductions and the applicable sales and tax charges. Policy loans will not be restored on reinstatement.


The Policy Value on the reinstatement date will equal the Policy Value at the time of lapse, minus any Debt, plus any additional Net Premium that is not considered payment of past due charges. The Policy Value will be allocated to the Investment Divisions and Fixed Account according to your most recent allocation instructions. The Death Benefit of the reinstated policy cannot exceed the Death Benefit at the time of lapse. The surrender charge in effect upon reinstatement will be the surrender charge that existed on the date of lapse. The Sales Charge, Policy Fee, Cost of Insurance charge, Administrative charge and Mortality & Expense Risk charge will be reinstated at the duration in effect when the policy lapsed. The Cost of Insurance charge will be reinstated at the duration in effect on the reinstatement date.


RIGHT TO EXAMINE THE POLICY. You may cancel your policy for any reason by returning it to us within ten days after you receive it. In addition, if your policy was purchased as a replacement of an existing life insurance policy or annuity contract, you may return it to us within sixty days after you receive it. If you return your policy, the policy terminates and we will pay you an amount equal to your total premium paid, less any partial surrender and any policy loans. We will pay the refund within seven days of receiving your request and the policy. No surrender charge is imposed upon return of a policy within the Right to Examine Period.

POSTPONEMENT OF PAYMENT. We may defer for up to fifteen days the payment of any amount attributable to premium paid by check to allow the check a reasonable time to clear. We ordinarily pay any amount attributable to your Policy Value allocated to the Separate Account within seven days, except that we may suspend or postpone any transfers or payments to or from the Investment Divisions if any of the following events occur:

        (1) The New York Stock Exchange is closed (other than customary weekend and holiday closings).

        (2)     Trading on the New York Stock Exchange is restricted.

        (3) An emergency exists, as determined by the Securities and Exchange Commission, so that it is not reasonably practicable to dispose of the Separate Account's investments or to determine the value of its assets.

        (4) The Securities and Exchange Commission by order so permits for your protection.

In addition, we may delay payment from the Fixed Account for up to six months. We will pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                             CHARGES AND DEDUCTIONS

We assess charges and deductions under the policies from your premium and against your value in the Investment Divisions and the Policy Value generally. Additional charges and expenses are paid out of the portfolios' assets, as described in the prospectuses of the portfolios.


PREMIUM CHARGES. Before we allocate a premium to the Policy Value, we subtract the Premium Charges. The three Premium Charges are: the sales charge, the premium tax charge, and the federal (DAC) tax charge. Premium received as the result of a Section 1035 exchange is subject to the Premium Charges. In the case of a 1035 exchange of a policy with an existing policy loan for this policy; the cash portion of the transfer will be subject to all Premium Charges and the loan amount will be subject to only the premium tax charge and federal tax charge.


SALES CHARGE. The sales charge may never exceed 6% of all premium paid. This charge is intended to help us pay for actual sales expenses, which include sales representatives' sales commissions and other sales and distribution expenses. The current sales charge is 6% for years 1-5 and 4% for years 6+ (up to the Target Premium) and 2% for issue ages 70 and older in years 1-3 on excess. Premium received 15 days or less in advance of the Policy Anniversary will be considered premium for the next Policy Year for purposes of calculating Sales Charges. This will result in the payment of a higher Sales Charge if the premium would otherwise have been in excess of the Target Premium for the Policy Year in which it was received. See "Premiums" on page 13 for more information.

STATE AND LOCAL PREMIUM TAX CHARGE. The current premium tax charge is 2% of each premium in all years. It is intended to help us pay state premium taxes. The premium tax charge represents the premium taxes we expect to pay. We reserve the right to increase or decrease this charge due to any change in state or local tax law or premium taxes we expect to pay.

FEDERAL (DAC) TAX CHARGE. The federal (DAC) tax charge is 1.5% of each premium in all years. It is intended to help us pay the cost of certain Federal taxes and other expenses related to the receipt of premiums.

MORTALITY AND EXPENSE RISK CHARGE. On each Valuation Day, we deduct from the Investment Divisions the mortality and expense risk charge. This charge is reflected in the value of Accumulation Units of each Investment Division.

The mortality and expense risk charge compensates Jackson National Life of NY for the mortality and expense risks it assumes in connection with the policies. The mortality risk includes the risk that the cost of insurance charge will be insufficient to meet the claims and risks under the Minimum Death Benefit. We also assume a risk that on the Monthly Anniversary preceding the death of an Insured the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk is the risk that actual expenses incurred in issuing and administering the policies will exceed those expected to be incurred. The mortality and expense risk charge will never exceed 1.00% on an annual basis. The current mortality & expense risk charge is 0.90% annually in years 1-10, 0.25% annually in years 11-20 and 0% in years 21+.

MONTHLY DEDUCTION. As of the Policy Commencement and each Monthly Anniversary, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the policy. If the Monthly Anniversary falls on a day other than a Valuation Day, the Monthly Deduction will be determined using the Accumulation Unit Values determined on the next Valuation Day. If the Policy Date is prior to the Commencement Date any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deductions, will be taken on the next Monthly Anniversary.

The Monthly Deduction is the sum of the following items:

        (1) the cost of insurance charge for your policy;

        (2) the monthly policy fee;

        (3) the monthly administrative charge; and

        (4) the cost of additional benefits provided by rider, if any.

You may specify the Investment Divisions and the Fixed Account from which you wish us to deduct the Monthly Deduction. If you do not, we will deduct the Monthly Deduction from the Investment Divisions and Fixed Account in proportion to their value on the Monthly Anniversary.

COST OF INSURANCE CHARGE. The cost of insurance charge is effective as of the Policy Date and deducted as of the Commencement Date and each Monthly Anniversary thereafter by reduction of value of the Fixed Account(s) and canceling Accumulation Units when deducted from an Investment Division. If the Policy date is prior to the Commencement Date the charges would occur on the next Monthly Anniversary. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the table of guaranteed maximum monthly cost of insurance rates in your policy. The cost of insurance charge is calculated based on the Net Amount at Risk. The Net Amount at Risk for the death benefit options is as follows:

Option A - The greater of: (1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Policy Value or (2) the Minimum Death Benefit discounted by one month at the guaranteed minimum rate of interest, minus Policy Value.

Option B - The greater of: (1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate or (2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate minus the Policy Value.

Option C - The greater of: (1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, plus the greater of the sum of all Premium paid minus all prior total partial surrender amounts or zero, minus the Policy Value or (2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Policy Value.

The guaranteed cost of insurance charges vary based on your policy's Specified Death Benefit, Attained Age, and substandard rating. Thus, the rates differ from year to year. The cost of insurance charge covers our anticipated costs for standard and substandard ratings. The current rate is determined by us, but it will never exceed the guaranteed rates shown in your policy.

The Policy Value may vary month to month, based on the performance of the Investment Divisions you have selected, the addition of interests credited to your Fixed Account and Loan Account (if any), the deduction of charges, and any other policy transactions. Under policies with an Option A or Option C death benefit, increases in Policy Value generally decrease the Net Amount at Risk; conversely, decreases in the Policy Value increase the Net Amount at Risk. Since the cost of insurance charge is based on the Net Amount at Risk, your cost of insurance charges probably will be correspondingly different each month. Under policies with an Option B death benefit, however the Net Amount of Risk does not vary with changes in the Policy Value. Accordingly, under Option B a change in Policy Value generally does not affect your monthly cost of insurance charge. Under any Death Benefit Option, however, if your death benefit equals Minimum Death Benefit, changes in Policy Value will affect the Net Amount at Risk, because your death benefit will equal the Policy Value times a specified percentage. In that circumstance, increases in Policy Value increase the Net Amount at Risk and, accordingly, your monthly cost of insurance charge.

We determine the cost of insurance charge separately for the initial Specified Death Benefit and each subsequent increase. The cost of insurance charge for an increase reflects circumstances, such as the Insured's age and health status, at the time of the increase.

We charge a lower current cost of insurance rate for policies with a Specified Death Benefit or Target Death Benefit of $1,000,000 or above. If an increase (or decrease) in the Specified Death Benefit or Target Death Benefit causes a crossover from one band to the next, the monthly cost of insurance charge immediately following the increase will reflect the lower (or higher) cost of insurance rate.

MONTHLY POLICY FEE. We start deducting this fee as of the Commencement Date. If the Policy Date is prior to the Commencement Date any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary. We will deduct the charges for those months that have elapsed from the Policy Date to the Commencement Date. Each month we deduct a monthly policy fee. It is $15 per month for the first three Policy Years and $7.50 per month thereafter. The monthly policy fee compensates Jackson National Life of NY for expenses of policy administration, including those associated with preparing the policies and confirmations, maintenance of Owner records, and the cost of other services necessary to service Owners, as well as those administrative expenses listed above attributable to both the policies and the Separate Account.

MONTHLY ADMINISTRATIVE CHARGE. We start deducting this fee as of the Commencement Date unless the Policy Date is prior to the Commencement Date whereby the charges would occur on the next Monthly Anniversary. We will deduct the charges for those months that have elapsed from the Policy Date to the Commencement Date. The monthly administrative charge is $0.07 per month per $1,000 of Specified Death Benefit up to $2 million in Policy Years 1-10 and $0.01 per month per $1,000 (up to $2 million) thereafter. The administrative charge compensates us for our administrative expenses in connection with the issue and maintenance of the policies and initial preparation and maintenance of the Separate Account. We perform or delegate all such administrative functions, which include preparation of annual reports and statements, maintenance of Investment Division and Separate Account records, and filing fees. In addition, certain expenses such as administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, and costs associated with accounting, valuation, regulatory and reporting requirements are attributable to both the policies and maintenance of the Separate Account.

SURRENDER CHARGE. If you surrender your policy or take a partial surrender, we may subtract a surrender charge from the proceeds. The surrender charge on a total surrender equals the amount shown in the surrender charge table in your policy, plus any additional surrender charge due to increases in the Specified Death Benefit of your policy. The amount of the surrender charge decreases over time.

INITIAL SURRENDER CHARGE. When we issue your policy, we determine the initial surrender charge. To determine the initial surrender charge, we multiply the Specified Death Benefit of your policy by a rate per thousand dollars of Specified Death Benefit. The applicable rate depends on the Insured's age at issue, sex and rate class. For example, if the Insured is age 45 when your policy is issued, the applicable rates per thousand are as follows:

         ----------------------------- ----------------------
         ----------------------------
         Male, Preferred, Nonsmoker           $15.88
         ----------------------------- ----------------------
         ----------------------------- ----------------------
         Female, Preferred Nonsmoker          $12.73
         ----------------------------- ----------------------

Accordingly, if the Insured were a male standard class age 45 and the policy's Specified Death Benefit were $100,000, the surrender charge initially would be $1,588. The rates for each category are greater or lesser according to the age of the Insured when your policy is issued.

The surrender charge decreases each year over a period of 9 years from issue. If you surrender your policy after 9 Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Specified Death Benefit of your policy, as explained above.) The following table shows the 9-year surrender charge schedule for a male standard class age 45:

               POLICY YEAR        SURRENDER CHARGE PER $1,000

                    1                        $15.88
                    2                        $14.12
                    3                        $12.35
                    4                        $10.59
                    5                        $ 8.82
                    6                        $ 7.06
                    7                        $ 5.29
                    8                        $ 3.53
                    9                        $ 1.76
                   10+                       $ 0.00

Thus, in the example given above, if the policy were surrendered during the 7th Policy Year, the surrender charge would equal $529. The surrender charge decreases over the nine-year period by varying rates depending upon the issue age, sex and underwriting classification of the Insured.

SURRENDER CHARGE ON CHANGES IN SPECIFIED DEATH BENEFIT. If you increase the Specified Death Benefit of your policy, we will impose an additional surrender charge. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured's age and rating class at the time of the increase, rather than at the time your policy was issued. Surrender charges will not be assessed to reduction in Specified Death Benefit.

The surrender charge on an increase also decreases over a 9-year period, starting from the effective date of the increase. If you surrender your policy or make a partial surrender, we separately calculate the surrender charge applicable to the Specified Death Benefit amount and each increase and add those amounts to determine the total surrender charge. If you decrease the Specified Death Benefit the applicable surrender charge remains the same.
We include in your policy a table showing the surrender charge rates for each duration applicable to the policy. For additional information concerning the rates applicable to you, please consult your sales representative.

SURRENDER CHARGE ON PARTIAL SURRENDERS. If you take a partial surrender, we will deduct a portion of the then current surrender charge and the partial surrender fee from your partial surrender proceeds. The formula used to calculate the surrender charge on a partial surrender is as follows:

             PW - $25  x ASC
             --------
             PV - $25

         Where:

       PW       =      the total amount withdrawn, prior to any deductions;
       PV       =      the Policy Value prior to the partial surrender;
       $25      =      the partial surrender fee; and
       ASC      =      the then current surrender charge on a total surrender,
                       minus all surrender charges imposed on prior partial surrenders

                                      * * *

The sales charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include sales representatives' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the policies over the life of the policies. However, the sales charge and surrender charge paid with respect to a particular policy may be higher or lower than the distribution expenses we incurred in connection with that policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the policies.

TRANSFER CHARGE. You may make 15 transfers free of charge in any Policy Year. The Allocation Date transfer and transfers under our dollar cost averaging and rebalancing programs are free and are not counted toward the 15 free transfers per year and are not subject to the transfer charge. We will deduct a charge of $25 per transfer in excess of 15 from the transferred amount before allocating it to the allocation option(s) you have requested.

ILLUSTRATION CHARGE. At your request, we will provide you with one personalized illustration free of charge each Policy Year. We may charge a fee of up to $25 (to be paid in cash) for any additional illustration you may request.

RE-UNDERWRITING CHARGE. If your policy requires underwriting approval after the Commencement Date, we will deduct a charge of $25.


RIDER CHARGES. If your policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The rider charges are summarized in the Fee Table on page 7. For a description of the optional riders see "Optional Insurance Benefits" beginning on page 30.


ADDITIONAL POLICY CHARGES. We do not currently assess a charge for federal, state, or other taxes that may be attributable to the operations of the Separate Account, but we reserve the right to do so in the future.

PORTFOLIO EXPENSES. You indirectly bear the charges and expenses of the portfolios whose shares are held by the Investment Divisions to which you allocate your Policy Value. The Separate Account purchases shares of the portfolios at net asset value. Each portfolio's net asset value reflects management fees and other operating expenses already deducted from the portfolio's assets. For a summary of historical expenses of the portfolios, see the table called "Portfolio Expenses" above. For more information concerning the management fees and other charges against the portfolios, see the prospectuses and the statements of additional information for the portfolios, which are available upon request.

We may receive compensation from the investment advisers or administrators of the portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ from portfolio to portfolio.

                            GENERAL POLICY PROVISIONS

STATEMENTS TO OWNERS. Each year following your Policy Anniversary, we will send you a report showing information concerning your policy transactions in the past year and the current status of your policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Cash Surrender Value, Debt, partial surrenders, Earnings, premium paid, and deductions made since the last annual report. We will also include any information required by state law or regulation.

We will mail you confirmations or other appropriate notices of policy transactions. In addition, we will send you the financial statements of the portfolios and other reports as specified in the 1940 Act. Please give us 30 days written notice of any address change. Please read your statements and confirmations carefully, verify their accuracy, and contact us within 30 days with any question you may have.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Service Center for more information.

LIMIT ON RIGHT TO CONTEST. We may not contest the insurance coverage under the policy after the policy has been in force during the lifetime of the Insured(s) for two years from the Issue Date, except for nonpayment of any required premium. A policy may be contested only with respect to material misrepresentations made in the application for such reinstatement or request for policy modifications. In the case of an increase in coverage under the policy, only the amount of the increase may be contested with respect to material misrepresentations made in the related application.

In issuing a policy, we rely on your application. Your statements in that application, in the absence of fraud, are considered representations and not warranties. We will not use any statement made in connection with the application to void the policy or to deny a claim unless that statement is contained in the written application.

SUICIDE. If an Insured commits suicide within two years of the Issue Date, we will return to you an amount equal to the premiums paid less total partial surrenders and any Debt. Any increase in coverage will also have a two-year suicide period relating specifically to the increase in coverage. If an Insured commits suicide within two years of the effective date of any increase in coverage, we will return to you an amount equal to the portion of the Monthly Deduction associated with such increase.

MISSTATEMENT AS TO AGE AND SEX. If the age or sex of an Insured is incorrectly stated in the application and the error is discovered before a claim is made, the benefits under the policy will be those that the premium paid would have purchased at the correct age and sex. If the claim is in process when the error is discovered, the death benefit will be adjusted to be that which the most recent cost of insurance deduction would have purchased for the correct age and sex.

BENEFICIARY. You name the beneficiary(ies) in the application. You may change the beneficiary by submitting a written request to the Service Center, unless an irrevocable beneficiary was previously named. We will provide a form to be signed and filed with us. Your request for a change in beneficiary will take effect when we record the change. Until we record the change in beneficiary, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files or taking any other related action before that time.

If you name more than one primary beneficiary, we will divide the Death Benefit equally among your beneficiaries unless you instruct otherwise. The interest of any beneficiary who dies before the Insured(s) ends at his or her death. If no primary beneficiary survives the Insured(s), we will divide the Death Benefit equally among any surviving named contingent beneficiary(ies), unless you instruct otherwise. If no beneficiary is living, we will pay the Death Benefit to the Owner or the Owner's estate.

ASSIGNMENT. You may assign your policy while it is in force. You must notify us of an assignment in writing. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the beneficiary may be affected by an assignment. An assignment may result in taxable income and a 10% penalty tax. You should consult your tax adviser before assigning your policy.

CREDITORS' CLAIMS. To the extent permitted by law, no benefits payable under this policy will be subject to the claims of your creditors or the creditors of your beneficiary.

DIVIDENDS. We will not pay any dividend under the policy, nor do the policies share in the surplus or revenue of Jackson National Life of NY.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the policy must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the policy, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATION. We reserve the right to modify the policy without written notice or your consent in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the policy will be construed so as to comply with the requirements of Section 7702 of the Code that defines life insurance. We also reserve the right to change our administrative procedures consistent with the policy.

REDUCED PAID-UP INSURANCE. If you do not wish to pay any further premium payments, you may elect to purchase Reduced Paid-Up Insurance. Under this option, the death benefit is determined by applying the Policy Value as a net single premium at the Insured's Attained Age, gender and risk classification. The Reduced Paid-Up Insurance will have a policy value based on the Guaranteed Interest Rate on the Fixed Account, guaranteed monthly cost of insurance deductions based on the death benefit under this option and the guaranteed cost of insurance rates. The monthly policy fee and monthly administrative fee will not be deducted. For more information, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus.

EXCHANGE TO A GENERAL ACCOUNT PRODUCT. During the first 18 months of your policy, or at any time there is a material change in the investment policy of the Separate Account and you object to such change, you have the option to convert without evidence of insurability to a substantially comparable general account product. In the case of material change in the investment policy of the Separate Account, the conversion must be requested within 60 days of the effective date of the change or the receipt of the notice of the options available, whichever is later. The new policy will be issued at the initial Specified Death Benefit, will have the same Issue Date and Issue Age as the original policy, and will be issued at the risk class of the new policy that is most comparable to that of the Insured under the original policy. Any incidental benefits that are included in the original policy will be included in the new policy, if available under that policy. An equitable premium or policy value adjustment will be made, taking into account the premiums and policy values of the original policy and the new policy. The suicide and contestability periods of the new policy will run from the issue date of the original policy. For more information, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus.

                           FEDERAL TAX CONSIDERATIONS

The following discussion is based upon our understanding of current federal income tax law applicable to life insurance policies in general and is NOT intended as tax advice. You should consult competent tax counsel for more complete information.

There is the risk that the tax advantages associated with the policy may be reduced or eliminated by changes in the federal tax laws. We cannot predict the probability that any changes in those laws will be made. Also, we do not guarantee the tax status of the policy. You bear the complete risk that the policy may not be treated as a "life insurance contract" under federal income tax laws. We also have not considered any applicable state or other federal tax laws. You should seek tax advice concerning the effect on your personal tax liability of the transactions permitted under the policy, as well as any other questions you may have concerning the tax status of the policy, the applicability of state or other tax laws or the possibility of changes in the tax law.

The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans will vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.

TAXATION OF JACKSON NATIONAL LIFE OF NY AND THE SEPARATE ACCOUNT. Jackson National Life of NY is taxed as a life insurance company under Part I of Subchapter L of the Code. The operations of the Separate Account are taxed as part of the operations of Jackson National Life of NY. Investment income and realized capital gains are not taxed to the extent that they are applied under the policy. Accordingly, we do not anticipate that Jackson National Life of NY will incur any federal income tax liability attributable to the operation of the Separate Account (as opposed to the federal tax related to the receipt of premium under the policy). Therefore, we are not making any charge or provision for federal income taxes attributable to the operation of the Separate Account. However, if the tax treatment of the Separate Account is changed, we may charge the Separate Account for its share of the resulting federal income tax.

In several states we may incur state and local taxes (in additional to premium taxes) on the operations of the Separate Account. At present, these taxes are not significant and we currently are not making any charge or provision for them against the Separate Account. If these taxes should be increased, we may make a charge or provision for them against the Investment Divisions. If we do so, the value of Accumulation Units and, therefore, the investment results of the Investment Divisions will be reduced.

TAX STATUS OF THE POLICY. The policy is structured to satisfy the definition of a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on the relationship of the Policy Value to the insurance amount at risk. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the beneficiary.

Depending upon the circumstances, a surrender, partial surrender, change in the Death Benefit Option, change in the Specified Death Benefit, lapse with a policy loan outstanding, or an assignment of the policy may have tax consequences. In particular, under specified conditions, a distribution under the policy during the first 15 years from date of issue that reduces future benefits under the policy will be taxed to you as ordinary income to the extent of any investment earnings in the policy.

In the absence of final regulations or other pertinent interpretations of the Code, some uncertainty exists as to how a substandard risk policy can meet the statutory definition of life insurance. If a policy were deemed not to be life insurance for tax purposes, it would not provide most of the tax advantages usually provided by life insurance. We reserve the right to amend the policy to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service ("IRS").

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code requires the investments held under the policy to be "adequately diversified" in accordance with Treasury regulations in order for the policy to be treated as a life insurance contract for federal income tax purposes. We intend that each Investment Division and each portfolio underlying an Investment Division will comply with the diversification requirements prescribed by Section 1.817-5 of the Treasury regulations, which prescribe how assets may be invested. If the investments held under the policy were not "adequately diversified," you would lose the tax deferral advantages of the policy and would be subject to current federal income taxes on all Earnings allocable to the policy.

OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance policies and held that the types of actual and potential control that the policy owners could exercise over the investment assets held by the insurance company under these variable policies was not sufficient to cause the policy owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the policy, like the policies described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the policy owner and Jackson National Life of NY regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The policy will differ from the policies described in the Revenue Ruling in two respects. The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas our policy offers 51 Investment Divisions and 1 Fixed Account. The second difference is that the owner of a policy in the Revenue Ruling could only make one transfer per 30-day period without a fee, whereas a policy owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances. Jackson National Life of NY does not believe that the differences between the policy and the policies described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the policy without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a policy. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the policy to the extent required to maintain favorable tax treatment.

The remainder of this discussion assumes that the policy will be treated as a life insurance contract for federal income tax purposes and that Jackson National Life of NY will be considered the owner, for federal income tax purposes, of the separate account assets.

TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under your policy is excludable from gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the payment options, payments will include both amounts attributable to the Death Benefit, which will be excludable from the beneficiary's gross income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the beneficiary's gross income.

TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, any increase in your Policy Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Policy before the Insured dies. See the following section entitled "Distributions" for a discussion of the taxability of such payments.

DISTRIBUTIONS. If you make a full withdrawal under your policy or charges for the Other Insured Term Insurance Rider (on rider Insureds who are not related to the base Insured) are deducted, the amount withdrawn will be includable in your income to the extent the amount received exceeds the "investment in the contract." The "investment in the contract" generally is the total premium and other consideration paid for the Policy, less the aggregate amount previously received under the Policy to the extent such amounts received were excludable from gross income.

Whether partial surrenders (or other amounts deemed to be distributed) from the Policy constitute income depends, in part, upon whether the Policy is considered a "modified endowment contract" ("MEC") for federal income tax purposes.

POLICIES WHICH ARE MECS

CHARACTERIZATION OF A POLICY AS A MEC.

Section 7702A of the Code treats any life insurance contract that fails to satisfy a "seven-pay" test as a modified endowment contract. A Policy will fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years, or within seven years after a material change in the Policy, exceed the sum of the net level premiums that would have been paid had the Policy provided for paid-up future benefits after the payment of seven level premiums.

We will monitor your premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC. We will not invest any Premium or portion of a Premium that would cause your Policy to become a MEC. If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election. Otherwise we will return the premium to you.

Further, if a transaction occurs which decreases the Death Benefit of your policy during the first seven years, we will retest your policy, as of the date of its purchase, based on the lower Death Benefit to determine compliance with the seven-pay test. Also, if a decrease in the Death Benefit occurs within seven years of a "material change," we will retest your policy for compliance as of the date of the "material change." Failure to comply in either case would result in the policy's classification as a MEC.

The rules relating to whether a policy will be treated as a MEC are complex. Therefore, you should consult with a qualified tax adviser to determine whether a particular transaction will cause your policy to be treated as a MEC.

TAX TREATMENT OF PARTIAL SURRENDERS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If your policy is a MEC, partial surrenders from your policy will be treated first as withdrawals of income and then as a recovery of premium. Thus, you may realize taxable income upon a withdrawal if the Policy Value exceeds the investment in the policy. You may also realize taxable income when you take a policy loan, because any loan (including unpaid loan interest) under the policy will be treated as a withdrawal for tax purposes. Charges for riders may be treated as withdrawal under these provisions. In addition, if you assign or pledge any portion of the value of your Policy (or agree to assign or pledge any portion), the assigned or pledged portion of your Policy Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a policy that is a MEC, you should consult a qualified tax adviser.

PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to 10% of the portion of the withdrawal that is includable in income, unless the withdrawals are made: (1) after you reach age 59 1/2, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy or the joint lives or life expectancies of you and your beneficiary, as defined in the Code. These exceptions will not apply, however, if the Owner of the policy is a corporation, partnership, trust or other entity.

AGGREGATION OF POLICIES. All life insurance Policies that are MECs and that are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one life insurance policy for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income and subject to the 10% penalty tax.

POLICIES WHICH ARE NOT MECS

TAX TREATMENT OF WITHDRAWALS GENERALLY. If your policy is not a MEC, the amount of any withdrawal from the policy will be treated first as a non-taxable recovery of premium and then as gross income from the policy. Thus, only the portion of a withdrawal that exceeds the investment in the policy immediately before the withdrawal will be includable in gross income.

CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. As indicated above, the Code limits the amount of premium that may be made and the Policy Values that can accumulate relative to the Death Benefit. Where cash distributions are required under the Code in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Code, during this period), some or all of such amounts may be includable in taxable income.

TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan received under the policy generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Policy Value. As a result, you will not realize taxable income on any part of the loan as long as the policy remains in force. If you make a full surrender under your policy or if it lapses, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Generally, you may not deduct interest paid on loans under the policy.

Finally, if your policy is not a MEC, distributions (including distributions upon surrender) and policy loans are not subject to the 10% additional penalty tax.

TREATMENT BEYOND ATTAINED AGE 94. As described above, if the Cash Surrender Value is greater than zero at the Insured's Attained Age 100, no additional premiums will be accepted and no additional monthly charges will be incurred. Neither the Code nor any regulations or other guidance under the Code prescribe how a policy can qualify as a life insurance contract for federal tax purposes after an Insured attains age 95, and there is a risk that you could be viewed as constructively receiving the Cash Surrender Value (including any Indebtedness) in the year in which the Insured attains age 95. In that event, you would realize taxable income at that time in an amount equal to the Policy Value less the investment in the contract (generally premiums reduced by amounts previously received under the contract that were excludable from income), even if the Death Benefit Proceeds are not distributed at that time. You should consult a qualified tax professional as an Insured approaches Attained Age 95.

ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium we intend to permit for the Policies will comply with the Code definition of life insurance. We will monitor the amount of your premium, and, if your total premiums during a Policy Year exceed those permitted by the Code, we will refund the excess premium within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. In addition, the operation of certain provisions in the policy may increase the Death Benefit (which may result in larger charges under a policy) or require other action deemed necessary to ensure the compliance of the policy with the federal tax definition of life insurance.

FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a policy, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As Owner, you will be responsible for the payment of any taxes and early distribution penalty taxes that may be due on the amounts received or deemed received under the policy, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

TAX ADVICE. This summary is not a complete discussion of the tax treatment of the policy. You should seek tax advice from an attorney who specializes in tax issues.

       DESCRIPTION OF JACKSON NATIONAL LIFE OF NY AND THE SEPARATE ACCOUNT

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK. Jackson National Life of NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National Life of NY is admitted to conduct life insurance and annuity business in Delaware, Michigan and New York. Jackson National Life of NY is ultimately a wholly owned subsidiary of Prudential plc in London, England.

THE SEPARATE ACCOUNT. The Separate Account was established on November 10, 1998 as a segregated asset account of Jackson National Life of NY. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. The Securities and Exchange Commission does not supervise the management of the Separate Account or Jackson National Life of NY.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the policies offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the policies are general corporate obligations of Jackson National Life of NY.

The Separate Account is divided into Investment Divisions. The assets of each Investment Division are invested in the shares of one of the portfolios. We do not guarantee the investment performance of the Separate Account, its Investment Divisions, or the portfolios. Values allocated to the Separate Account will rise and fall with the values of shares of the portfolios and are also reduced by policy charges. In the future, we may use the Separate Account to fund other variable life insurance policies. We will account separately for each type of variable life insurance policy funded by the Separate Account.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS. We hold the assets of the Separate Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the portfolios.

STATE REGULATION OF JACKSON NATIONAL LIFE OF NY. We are subject to the laws of New York and regulated by the New York Department of Insurance. We file quarterly and annual statements with the Department of Insurance covering our operations and financial condition for the quarter and year-end. We are examined periodically by the Department of Insurance to verify our liabilities and policy reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

                            DISTRIBUTION OF POLICIES


Jackson National Life Distributors, Inc. ("JNLD"), located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the policies. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, Jackson National Life of NY's parent.


Commissions are paid to registered representatives who sell the policies. Information on commissions can be found in the Statement of Additional Information. Where lower commissions are paid, we may also pay trail commissions. We may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's mortality and expense risk charge and other charges.


Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support and are sometimes referred to as "revenue sharing." They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales. Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

Below is a listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

      1.       WM Financial
      2.       LPL Financial Services
      3.       National Planning Corporation
      4.       SII Investments
      5.       Invest
      6.       Fifth Third Securities
      7.       Raymond James
      8.       Securities America
      9.       Webster Securities
      10.      ICA
      11.      IFMG
      12.      Commonwealth Financial Network
      13.      Thrivent
      14.      Intersecurities
      15.      Mutual Service Corporation
      16.      Prime Capital Services
      17.      Lincoln Financial Advisors
      18.      Centaurus Financial
      19.      Jefferson Pilot Securities Corporation

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.


Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

             o    National Planning Corporation,

             o    SII Investments, Inc.,

             o    IFC Holdings, Inc. d/b/a Invest Financial Corporation

             o    Investment Centers of America, Inc., and

             o    BH Clearing, LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life of NY and Jackson National Life Insurance Company, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson National of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.

                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson National Life of NY is a party. Jackson National Life of NY is a wholly owned subsidiary of Jackson National Life Insurance Company ("JNL"). JNL is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National Life of NY on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                              FINANCIAL STATEMENTS

You can find the financial statements for the Separate Account and for Jackson National Life of NY in the Statement of Additional Information. The financial statements of Jackson National Life of NY that are included should be considered only as bearing upon Jackson National Life of NY's ability to meet its contractual obligations under the policies. Jackson National Life of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

        o    Information we receive from you on applications or other forms;

        o    Information about your transactions with us;

        o    Information we receive from a consumer reporting agency;

        o Information we obtain from others in the process of verifying information you provide us; and

        o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your policy and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                                GLOSSARY OF TERMS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this section.

1940 ACT - Investment Company Act of 1940, as amended.

ACCUMULATION UNIT - An accounting unit of measurement that we use to calculate the value in an Investment Division.

ALLOCATION DATE - The date we allocate premium from the Fixed Account to the Investment Divisions elected on the application (or the most recent allocation instructions provided by the Owner). The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.

ATTAINED AGE - The Insured's age on the birthday nearest to the Policy Date plus the number of full years since the Policy Date.

BASE DEATH BENEFIT - The greater of the death benefit for the base coverage (as defined by the Specified Death Benefit and Death Benefit option) or the Minimum Death Benefit.

CASH SURRENDER VALUE - The Policy Value minus any applicable surrender charge, minus any Debt.

CODE - Internal Revenue Code of 1986, as amended.

COMMENCEMENT DATE - The date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement.

DAY 1 LOANS - A loan that exists at the Issue Date of a policy as a result of a 1035 transfer of a policy with an existing loan.

DEATH BENEFIT - The greater of (a) the Minimum Death Benefit or (b) the death benefit amount determined by the death benefit option and the Specified Death Benefit (or the Target Death Benefit if the Optional Additional Death Benefit Coverage is elected) you have chosen. If the Optional Additional Death Benefit Coverage is not elected, the Death Benefit equals the Base Death Benefit. If the Optional Additional Death Benefit Coverage is elected, the Death Benefit equals the Total Death Benefit.

DEATH BENEFIT PROCEEDS - The amount we will pay to the beneficiary(ies) under the policy upon the death of the Insured. This amount is equal to the Death Benefit less any outstanding Debt or due and unpaid charges plus any rider benefits.

DEBT - The sum of all unpaid policy loans and accrued interest.

EARNINGS - Your Policy Value reduced by total premiums paid.

FIXED ACCOUNT - An allocation option under the policy that earns an annually declared rate of interest of not less than 3%. Assets allocated to the Fixed Account are part of our general account.

GRACE PERIOD - A 61-day period during which we will keep your policy in force even though the Policy Value is insufficient to keep your policy in force. We will notify you and give you an opportunity to pay additional premium or policy loan repayments to keep your policy in force after the Grace Period.

GUIDELINE PREMIUM - The maximum amount of premium you can contribute to your policy under the Code.

INSURED - The person whose life is insured under the policy.

INVESTMENT DIVISION - Separate and distinct divisions of the Separate Account that invest in a single underlying mutual fund. The value in the Investment Divisions will go up or down depending on the performance of the underlying mutual funds and the charges deducted from the Investment Divisions.

ISSUE DATE - The date Jackson National Life of NY issued your policy and from which we measure contestability periods. It may be later than the Policy Date.

LOAN ACCOUNT - An account established as part of our general account for amounts transferred from the Investment Divisions and/or the Fixed Account as security for your policy loans.

MINIMUM DEATH BENEFIT - Your Policy Value multiplied by the death benefit percentage applicable to the Attained Age as shown in the policy, or if greater, the minimum amount necessary for the policy to stay qualified as life insurance for federal tax purposes.

MINIMUM PREMIUM - The minimum premium amount that must be paid during the first three Policy Years in order for the Net Policy Value (rather than the Cash Surrender Value) to be used to determine whether your Policy Value is sufficient to keep your policy in force.

MONTHLY ANNIVERSARY - The same day in each month as the Policy Date unless your Policy Date is on the 29th, 30th or 31st and there is no such date in the month, then your Monthly Anniversary is the last day of the month.

MONTHLY DEDUCTION - The amount deducted from your Policy Value on each Monthly Anniversary, consisting of the cost of insurance charge, the monthly policy fee, the monthly administrative charge, and the cost of any optional benefit. If a monthly anniversary is not a business day, we will determine your Monthly Deduction as of the next following business day with an effective date equal to the Monthly Anniversary date.

NET AMOUNT AT RISK - The net amount at risk is the amount on which cost of insurance charges are based.

NET POLICY VALUE - The Policy Value minus Debt.

NET PREMIUM - The premium less the Premium Charges.

OWNER - The person(s) having the privileges of ownership defined in the policy. The Owner(s) may or may not be the same person(s) as the Insured(s). If your policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY ANNIVERSARY - An annual anniversary of the Policy Date.

POLICY DATE - The effective date of insurance coverage under your policy. It is used to determine Policy Anniversaries, Policy Years, and Monthly Anniversaries.

POLICY VALUE - The sum of your values in the Separate Account, the Fixed Account, and the Loan Account.

POLICY YEAR - Each twelve-month period beginning on the Policy Date or any Policy Anniversary.

PREMIUM CHARGES - The sales charge, the premium tax charge, and the federal
(DAC) tax charge.

REQUIRED MONTHLY PREMIUM AMOUNT - The amount specified as such in your policy, if your policy includes the Guaranteed Minimum Death Benefit Rider. The Required Monthly Premium Amount is used in determining whether your policy meets the premium requirement of the Guaranteed Minimum Death Benefit Rider.

RIGHT TO EXAMINE PERIOD - The minimum period of time during which you can cancel your policy, generally ten days (or sixty days in the case of a replacement) from the date your received your policy.

SEPARATE ACCOUNT - JNLNY Separate Account IV, the segregated asset account of Jackson National Life of NY that funds the policies.

SERVICE CENTER - Jackson National Life of New York Service Center, P.O. Box 30900, Lansing, Michigan 48909-8400, 1-800-599-5651 or IMG Service Center, P.O. Box 30901, Lansing, Michigan 48909-8401, 1-888-464-7779. You can send express mail to the Jackson National Life of New York Service Center at 1 Corporate Way, Lansing, Michigan 48951 or the IMG Service Center at 1 Corporate Way, Lansing, Michigan 48951.

SPECIFIED DEATH BENEFIT - The initial amount of insurance under your base policy, adjusted for any changes in accordance with the terms of your policy.

TARGET DEATH BENEFIT - The death benefit specified in the Optional Additional Death Benefit Coverage, adjusted for any changes in accordance with the terms of your policy.

TARGET PREMIUM - The premium amount used to determine the initial portion of the sales charge and sales compensation. This amount is set by the Company and varies by age, sex, Specified Death Benefit amount and underwriting classification.

TOTAL DEATH BENEFIT - The greater of the death benefit for (a) the base and Optional Additional Death Benefit Coverage (as defined by the Target Death Benefit and Death Benefit option) or (b) the Minimum Death Benefit.

WRITTEN REQUEST - A request in writing received by us at our Service Center that meets our requirements for completeness. A complete Written Request is said to be in good order.

VALUATION DAY - Each Business Day, as used in the policy, so long as the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Investment Divisions. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each Valuation Day and ends at the close of the New York Stock Exchange on the next Valuation Day.

                                   APPENDIX A

 Effects of Partial Surrenders on the Death Benefit under Death Benefit Option A


The following examples illustrate how the Death Benefit is decreased as the result of a partial surrender under different circumstances. All examples assume a total partial surrender amount of $20,000 and a corridor percentage of 250%. See "Partial Surrenders" on page 33 for more information.


EXAMPLE 1. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where neither the Base Death Benefit nor the Total Death Benefit is in the corridor.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $40,000                               $20,000
Specified Death Benefit (A)          $200,000                              $180,000
Target Death Benefit (B)             $250,000                              $230,00
Minimum Death Benefit (C)            $100,000 ($40,000 x 250%)             $50,000 ($20,000 x 250%)
Base Death Benefit                   $200,000 (greater of A and C)         $180,000 (greater of A and C)
Total Death Benefit                  $250,000 (greater of B and C)         $230,000 (greater of B and C)

As shown above, both the Specified Death Benefit and the Target Death Benefit are reduced by $20,000, the total partial surrender amount. The amount of Additional Death Benefit coverage is unchanged at $50,000, the difference between the Total Death Benefit and the Base Death Benefit.

EXAMPLE 2. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Base Death Benefit (but not the Total Death Benefit) is in the corridor, and total partial surrender amount is greater than the difference between the Minimum Death Benefit and Specified Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $84,000                               $64,000
Specified Death Benefit (A)          $200,000                              $190,000
Target Death Benefit (B)             $250,000                              $230,000
Minimum Death Benefit (C)            $210,000 ($84,000 x 250%)             $160,000 ($64,000 x 250%)
Base Death Benefit                   $210,000 (greater of A and C)         $190,000 (greater of A and C)
Total Death Benefit                  $250,000 (greater of B and C)         $230,000 (greater of B and C)

As shown above, the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount ($20,000) exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender, while the Target Death Benefit is reduced by the total partial surrender amount. The Additional Death Benefit Coverage is unchanged as a result of the total partial surrender

EXAMPLE 3. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Base Death Benefit (but not the Total Death Benefit) is in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $90,000                               $70,000
Specified Death Benefit (A)          $200,000                              $200,000
Target Death Benefit (B)             $250,000                              $230,000
Minimum Death Benefit (C)            $225,000 ($90,000 x 250%)             $175,000 ($70,000 x 250%)
Base Death Benefit                   $225,000 (greater of A and C)         $200,000 (greater of A and C)
Total Death Benefit                  $250,000 (greater of B and C)         $230,000 (greater of B and C)

As shown above, the Specified Death Benefit is unchanged, while the Target Death Benefit is reduced by $20,000, the total partial surrender amount. The Additional Death Benefit Coverage adjusts from $25,000 to $30,000 as a result of the total partial surrender.

EXAMPLE 4. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where both the Base Death Benefit and the Total Death Benefit are in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit but greater than the difference between the Minimum Death Benefit and the Target Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $104,000                              $84,000
Specified Death Benefit (A)          $200,000                              $200,000
Target Death Benefit (B)             $250,000                              $240,000
Minimum Death Benefit (C)            $260,000 ($104,000 x 250%)            $210,000 ($84,000 x 250%)
Base Death Benefit                   $260,000 (greater of A and C)         $210,000 (greater of A and C)
Total Death Benefit                  $260,000 (greater of B and C)         $240,000 (greater of B and C)

As shown above, the Specified Death Benefit is unchanged, while the Target Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeds the difference between the Minimum Death Benefit and the Target Death Benefit. The Additional Death Benefit Coverage adjusts from $0 to $30,000 as a result of the total partial surrender.

EXAMPLE 5. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where both the Base Death Benefit and the Total Death Benefit are in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit and also less than the difference between the Minimum Death Benefit and the Target Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $110,000                              $90,000
Specified Death Benefit (A)          $200,000                              $200,000
Target Death Benefit (B)             $250,000                              $250,000
Minimum Death Benefit (C)            $275,000 ($110,000 x 250%)            $225,000 ($90,000 x 250%)
Base Death Benefit                   $275,000 (greater of A and C)         $225,000 (greater of A and C)
Total Death Benefit                  $275,000 (greater of B and C)         $250,000 (greater of B and C)

As shown above, both the Specified Death Benefit and the Target Death Benefit are unchanged. The Additional Death Benefit Coverage adjusts from $0 to $25,000 as a result of the total partial surrender.


                                                        APPENDIX B


                          Advest                                                       NPH
                        AG Edwards                                                     ONB
                     American General                                              Oppenheimer
                    American Portfolios                                             Packerland
                    Centaurus Financial                                      Peoples Securities, Inc.
              Commonwealth Financial Network                                           PFIC
                 Ferris, Baker, Watts Inc.                                         PiperJaffray
                  Fifth Third Securities                                      Prime Capital Services
                  FNB Brokerage Services                                            PrimeVest
                       G.W. Sherwold                                               Proequities
                           Geneos                                           Raymond James & Associates
               Great American Advisors, Inc.                                   Raymond James / PCA
                 Hantz Financial Services                                        Ryan Beck & Co.
                         Hibernia                                               Sammons Securities
                            ICA                                                Scott & Stringfellow
                       ICBA / ICBFS                                             Securities America
                          Infinex                                           Securities Service Network
          Innovative Solutions Insurance Services                          Sigma Financial Corporation
                      Intersecurities                                           Signator Investors
                          INVEST                                                 SII Investments
                            IPI                                                      Sky Bank
                Janney Montgomery Scott LLC                                           Stifel
          Jefferson Pilot Securities Corporation                                      Talbot
                 JJB Hilliard WL Lyons, Inc                                         Thrivent
                 Lincoln Financial Advisors                                            UBOC
                Lincoln Investment Planning                                 United Brokerage Services
                   Linsco Private Ledger                                               UVEST
                   LPL Financial Services                                       Valmark Securities
                            M&T                                               Vanderbilt Securities
                McDonald Investments, Inc.                                  Wachovia Securities, Inc.
                    Met Life Securities                                      Walnut Street Securities
                       Morgan Keegan                                           Waterstone Financial
                       Morgan Peabody                                           Webster Investments
                  Mutual Service Corporation                                           WM
               National Planning Corporation                                           XCU
                      NFP Securities

                       WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800 599-5651 to ask us questions, request information about the policies and the Separate Account, and obtain copies of the Statement of Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this prospectus.


We have filed a Statement of Additional Information with the Securities and Exchange Commission. The Statement of Additional Information that relates this prospectus is dated May 1, 2006. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing or calling us at the address or number given above.


We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information, at the SEC's public reference room in Washington, DC. Please call the SEC at (202) 942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's website at http://www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.


                                       Investment Company Act File No. 811-09933

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2006



           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By

             JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)

                             In Connection With Its

                            JNLNY SEPARATE ACCOUNT IV






This Statement of Additional Information is not a prospectus. This Statement of Additional Information contains additional information about the Policies described above that you may find useful. You should read it together with the Prospectus for the Policies. The date of the Prospectus to which this Statement of Additional Information relates is May 1, 2006. You may obtain a copy of the Prospectus without charge by calling us toll-free at 1-800-599-5651 or by writing to us at the following address.



               Jackson National Life Insurance Company of New York
                                 P.O. Box 30900
                             Lansing, MI 48909-8400


                                                         TABLE OF CONTENTS


                                                                                                               Page

GENERAL INFORMATION AND HISTORY                                                                                  1

SERVICES                                                                                                         2

DISTRIBUTOR                                                                                                      2

DISTRIBUTION OF THE POLICIES                                                                                     2

PERFORMANCE DATA                                                                                                 2

ILLUSTRATION OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES                                          3

FINANCIAL STATEMENTS                                                                                             9


                         GENERAL INFORMATION AND HISTORY

Jackson National Life Insurance Company of New York ("Jackson National(R)") is a stock life insurance company organized under the laws of the state of New York in July 1995. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National is a wholly owned subsidiary of Jackson National Life Insurance Company(R) and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

JNLNY Separate Account IV (the "Separate Account") was established in November 1998 as a segregated asset account of Jackson National. The Separate Account is registered as a unit investment trust under the Investment Company of 1940, as amended.

The JNL/Mellon Capital Management S&P Investment Divisions and JNL/S&P Investment Divisions ("Divisions") of the Separate Account are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                    SERVICES

The financial statements of JNLNY Separate Account IV and Jackson National Life of NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 E. Wacker Drive, Chicago, IL 60601.

Actuarial matters included in the Prospectus and this Statement of Additional Information, including the hypothetical Policy illustrations included herein, have been approved by Angela Matthews, Actuary of Jackson National, and are included in reliance upon her opinion as to their reasonableness.

                                   DISTRIBUTOR

The Policies are distributed by Jackson National Life Distributors, Inc. ("JNLD"), a subsidiary of Jackson National Life Insurance Company. JNLD is located at 8055 E. Tufts Avenue, Denver, Colorado 80237. The Policies are offered on a continuous basis. However, Jackson National reserves the right to discontinue offering the Policies at any time.


The aggregate amount of underwriting commissions paid to broker/dealers was $13,823 in 2004 and $127,393 in 2005. JNLD did not retain any portion of the commissions.


                          DISTRIBUTION OF THE POLICIES

The Policies are sold by registered representatives of broker-dealers who are our insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policies may earn approximately 90% (up to 50% sales commission plus up to 40% expense allowance) of all premiums up to the first year Target Premium, plus up to 3.00% of any additional premiums paid in excess of that amount. Registered representatives also may be eligible for trail compensation of up to 0.15% on Policies that have been in force for at least twelve months. Jackson National may also pay up to 5% of all premiums up to the first year Target Premium as a broker dealer concession in the first Policy Year. From time to time, we may pay or permit other promotional incentives in cash, credits, or other compensation. Jackson National pays all such commissions and incentives.

                                PERFORMANCE DATA

From time to time, we may advertise performance data related to the Investment Divisions of the Separate Account available under the Policy.

The performance figures are calculated using the actual historical performance of the underlying portfolios for the periods shown and represent the average annual total return for that period. The performance for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the value of that investment at the end of the period, carried to at least the nearest hundredth of a percent.

The performance returns will reflect the deduction of management fees and all other operating expenses of the portfolios and the deduction of the current mortality and expense risk charge applicable under the Policy for the first ten Policy Years. The guaranteed mortality & expense risk charge is higher and the current mortality & expense risk charge is lower after the tenth year. The returns will not reflect any premium deductions for costs of insurance, premium charges, monthly policy fees or administrative charges, surrender charges, or other policy charges. IF THE PERFORMANCE INCLUDED SUCH DEDUCTIONS, THE RETURNS SHOWN WOULD BE SIGNIFICANTLY LOWER.

No performance information is available since the Class B shares of the underlying portfolio has not commenced operations as of December 31, 2003. Performance data may be shown for the period from the commencement of Policy sales, which is when the separate account will commence operations.

                         ILLUSTRATION OF DEATH BENEFITS,
                     POLICY VALUES AND CASH SURRENDER VALUES

The following tables illustrate how values under a Policy change with the investment experience of the Portfolios. The tables illustrate how the Death Benefits, Policy Values and Cash Surrender Values of a Policy issued to an Insured of a given age and underwriting risk classification would vary over an extended period of time if the hypothetical gross investment rates of return on the assets held in the Investment Divisions of the Separate Account were a uniform annual rate of 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over and under those averages throughout the years, the Death Benefits, Policy Values, and Cash Surrender Values may be different.

The amounts shown for the Death Benefit, Policy Value, and Cash Surrender Value as of each Policy Anniversary reflect the fact that the net investment returns on the assets held in the Investment Divisions are lower than the gross after-tax returns on the Portfolios, as a result of the expenses paid by the Portfolios and the charges deducted from the Investment Divisions. The net investment returns reflect the deduction of the Portfolio investment management fees and other Portfolio expenses at an annual effective rate of 0.70%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios. The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -1.688%, 4.252% and 10.193% respectively, on a guaranteed basis, and -1.590%, 4.357% and 10.303%, respectively, on a current basis during years one through ten, -0.948%, 5.037% and 11.022% respectively, on a current basis during years eleven through twenty, and -0.700%, 5.300% and 11.300%, respectively, on a current basis during years twenty-one and thereafter.

The tables illustrate the Death Benefits, Policy Values, and Cash Surrender Values that would result based upon the hypothetical investment rates of return if no payments other than the specified annual premium payments are made, if all premium payments are allocated to the Separate Account, and if no policy loans are taken. The tables also assume that no partial surrenders, transfers, or changes in the Specified Death Benefit or death benefit option are made.

Values are shown for Policies issued to preferred non-tobacco class Insureds. Values for Policies issued on a basis involving higher mortality risk would result in lower Death Benefits, Policy Values, and Cash Surrender Values than those illustrated. Females generally have a more favorable cost of insurance rate structure than males and non-tobacco class Insureds generally have a more favorable cost of insurance rate than tobacco class Insureds.

The amounts shown in the tables also reflect all charges deducted under the Policy based on the assumptions described herein and in the tables. These charges include a sales charge, premium tax charge, and federal (DAC) tax charge, which are deducted from each premium; a daily mortality and expense risk charge, which is deducted from the assets of the Investment Divisions; and a monthly policy fee, monthly administrative charge, and monthly cost of insurance charge, which are deducted from Policy Value. The sales charge is currently 6% of Target Premium for the first five Policy Years and 4% thereafter. The current sales charge is 6% for years 1-5 and 4% for years 6+ (up to the Target Premium). The sales charge is currently 2% of premium in excess of the Target Premium for issue ages 70 and older in years 1-3 only. The sales charge is guaranteed not to exceed 6% of all premium. The premium tax charge and federal (DAC) tax charge are 2% and 1.5% of each premium, respectively. The mortality and expense risk charge is currently equivalent to an annual effective rate of 0.90% and 0.25% for Policy Years 1-10 and 11-20, respectively, and 0.00% thereafter. This charge is guaranteed not to exceed 1.00% in all Policy Years. The monthly policy fee is $15 per month for the first three Policy Years and $7.50 per month thereafter. The monthly administrative fee is $0.07 per month per $1,000 of Specified Death Benefit for Policy Years 1-10 and $0.01 per month per $1,000 thereafter. This charge is assessed on up to $2 million of Specified Death Benefit. The monthly cost of insurance charge varies with the amount of insurance coverage and the age, sex and underwriting risk classification of the Insured. Cash Surrender Values reflect any applicable Surrender Charges.

The hypothetical values shown in the tables do not reflect any charges for federal, state or other income against the Separate Account, since we are not currently making this charge. However, if such a charge is made in the future, a higher gross annual investment rate of return than illustrated would be needed to produce the net after tax returns shown in the tables. The tables also do not reflect the deduction of the cost of any optional rider.

Upon request, we will furnish a comparable illustration based on the proposed Insured's age, sex and underwriting risk classification, Specified Death Benefit, death benefit option, proposed amount and frequency of premium payments, and any available riders requested.


                                        JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

                                          Flexible Premium Variable Life Insurance Policy
                                              Male Preferred Non-tobacco Issue Age 45
                                                      $5,558.00 Annual Premium
                                     $350,000 Specified Death Benefit (Death Benefit Option A)
                                                     Guaranteed Maximum Charges


          ---------------------------------- --------------------------------- ---------------------------------------
          0% Hypothetical Gross Investment        6% Hypothetical Gross          12% Hypothetical Gross Investment
                       Return                       Investment Return                          Return
                    (-1.688% Net)                      (4.252% Net)                        (10.193% Net)
          ---------------------------------- --------------------------------- ---------------------------------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------


 Policy    Policy      Cash        Death      Policy      Cash        Death      Policy         Cash         Death
  Year     Value     Surrender    Benefit     Value     Surrender    Benefit      Value      Surrender      Benefit
                       Value                              Value                                Value
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   1       2,917         0        350,000     3,150         0        350,000      3,385          0          350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   2       5,671       1,348      350,000     6,319       1,996      350,000      6,997        2,675        350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   3       8,256       4,550      350,000     9,499       5,793      350,000     10,854        7,148        350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   4       10,760      7,673      350,000     12,779      9,692      350,000     15,073        11,986       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   5       13,078     10,607      350,000     16,058     13,587      350,000     19,585        17,114       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   6       15,205     13,354      350,000     19,328     17,476      350,000     24,414        22,563       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   7       17,116     15,881      350,000     22,561     21,325      350,000     29,572        28,336       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   8       18,791     18,175      350,000     25,736     25,120      350,000     35,075        34,459       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   9       20,205     20,205      350,000     28,826     28,826      350,000     40,941        40,941       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   10      21,330     21,330      350,000     31,797     31,797      350,000     47,187        47,187       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   11      22,401     22,401      350,000     34,887     34,887      350,000     54,114        54,114       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   12      23,142     23,142      350,000     37,824     37,824      350,000     61,523        61,523       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   13      23,545     23,545      350,000     40,592     40,592      350,000     69,470        69,470       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   14      23,587     23,587      350,000     43,165     43,165      350,000     78,015        78,015       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   15      23,244     23,244      350,000     45,513     45,513      350,000     87,226        87,226       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   16      22,473     22,473      350,000     47,586     47,586      350,000     97,168        97,168       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   17      21,222     21,222      350,000     49,328     49,328      350,000     107,917      107,917       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   18      19,424     19,424      350,000     50,663     50,663      350,000     119,556      119,556       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   19      16,997     16,997      350,000     51,501     51,501      350,000     132,184      132,184       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   20      13,858     13,858      350,000     51,747     51,747      350,000     145,927      145,927       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   25        **         **           **       40,296     40,296      350,000     238,772      238,772       350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   30        **         **           **         **         **          **        404,666      404,666       432,992
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   35        **         **           **         **         **          **        677,736      677,736       711,623
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   40        **         **           **         **         **          **       1,101,255    1,101,255     1,156,317
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   45        **         **           **         **         **          **       1,739,633    1,739,633     1,826,615
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   50        **         **           **         **         **          **       2,753,912    2,753,912     2,781,451
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   55        **         **           **         **         **          **       4,507,269    4,507,269     4,507,269
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------

Assumptions:
1. Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.
2.   No policy loans or partial surrenders have been taken.
3. Illustrated values reflect guaranteed expenses and guaranteed cost of insurance charges.
4. Policy values will vary from those illustrated if actual rates differ from those assumed.
5. The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.
6. When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.

The hypothetical gross investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the Portfolios. The Policy Value, Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years but also fluctuated above or below those averages for individual Policy Years. No representation can be made by Jackson National or any Portfolio that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                        JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

                                          Flexible Premium Variable Life Insurance Policy
                                              Male Preferred Non-tobacco Issue Age 45
                                                      $5,558.00 Annual Premium
                                     $350,000 Specified Death Benefit (Death Benefit Option A)
                                                          Current Charges


           ---------------------------------- ----------------------------------------- --------------------------------------------
           0% Hypothetical Gross Investment   6% Hypothetical Gross Investment Return     12% Hypothetical Gross Investment Return
                        Return

           ---------------------------------- ----------------------------------------- --------------------------------------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

 Policy     Policy       Cash        Death       Policy         Cash          Death        Policy      Cash Surrender      Death
  Year       Value     Surrender    Benefit      Value        Surrender      Benefit        Value          Value          Benefit
                         Value                                  Value
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    1        3,977         0        350,000      4,245            0          350,000        4,513            0            350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    2        7,815       3,492      350,000      8,596          4,274        350,000        9,411          5,089          350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    3       11,534       7,827      350,000      13,080         9,373        350,000       14,756          11,049         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    4       15,290      12,203      350,000      17,859        14,772        350,000       20,757          17,670         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    5       18,994      16,523      350,000      22,857        20,386        350,000       27,390          24,919         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    6       22,752      20,900      350,000      28,195        26,343        350,000       34,839          32,987         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    7       26,428      25,193      350,000      33,747        32,511        350,000       43,042          41,807         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    8       30,048      29,432      350,000      39,547        38,931        350,000       52,103          51,487         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    9       33,613      33,613      350,000      45,607        45,607        350,000       62,113          62,113         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   10       37,112      37,112      350,000      51,928        51,928        350,000       73,161          73,161         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   11       41,042      41,042      350,000      59,144        59,144        350,000       86,165          86,165         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   12       44,803      44,803      350,000      66,605        66,605        350,000       100,508        100,508         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   13       48,381      48,381      350,000      74,313        74,313        350,000       116,342        116,342         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   14       51,789      51,789      350,000      82,297        82,297        350,000       133,860        133,860         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   15       55,028      55,028      350,000      90,578        90,578        350,000       153,270        153,270         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   16       58,196      58,196      350,000      99,265        99,265        350,000       174,875        174,875         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   17       61,224      61,224      350,000     108,321        108,321       350,000       198,893        198,893         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   18       64,105      64,105      350,000     117,766        117,766       350,000       225,620        225,620         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   19       66,902      66,902      350,000     127,680        127,680       350,000       255,422        255,422         350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   20       69,618      69,618      350,000     138,097        138,097       350,000       288,673        288,673         352,181
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   25       81,758      81,758      350,000     200,523        200,523       350,000       524.620        524,620         608,559
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   30       88,736      88,736      350,000     282,046        282,046       350,000       925,574        925,574         990,364
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   35       85,570      85,570      350,000     391,436        391,436       411,008      1,608,449      1,608,449       1,688,872
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   40       61,953      61,953      350,000     531,887        531,887       558,482      2,759,957      2,759,957       2,897,955
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   45         **          **          **        707,809        707,809       743,199      4,681,134      4,681,134       4,915,191
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   50         **          **          **        933,741        933,741       943,078      7,927,379      7,927,379       8,006,653
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   55         **          **          **       1,238,177      1,238,177     1,238,177    13,574,561      13,574,561     13,574,561
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

Assumptions:
1. Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.
2.   No policy loans or partial surrenders have been taken.
3. Illustrated values reflect current expenses and current cost of insurance charges, which are subject to change.
4. Policy values will vary from those illustrated if actual rates differ from those assumed.
5. The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.
6. When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.
7. The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -1.590%, 4.357% and 10.303%, respectively, during years one through ten, -0.948%, 5.037% and 11.022% respectively, during years eleven through twenty, and -0.700%, 5.300% and 11.300%, respectively, during years twenty-one and thereafter.

The hypothetical gross investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the Portfolios. The Policy Value, Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years but also fluctuated above or below those averages for individual Policy Years. No representation can be made by Jackson National or any Portfolio that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                              FINANCIAL STATEMENTS


In the pages that follow are the financial statements of the Separate Account as of December 31, 2005 and Jackson National Life of NY as of December 31, 2005, 2004, and 2003, and the accompanying Independent Registered Public Accounting Firm's Reports. The financial statements of Jackson National Life of NY included herein should be considered only as bearing upon the ability of Jackson National Life of NY to meet its obligations under the Policies. Jackson National Life of NY's financial statements do not bear on the investment experience of the assets held in the Separate Account.

                             JNLNY Separate Account IV

                                 [INSERT LOGO]

                              Financial Statements

                               December 31, 2005


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
December 31, 2005


                                                JNL/            JNL/AIM              JNL/             JNL/
                                           AIM Large Cap      Real Estate       AIM Small Cap     Alger Growth
                                          Growth Portfolio     Portfolio       Growth Portfolio     Portfolio
                                          ----------------- -----------------  ----------------- ----------------
ASSETS
Investments, at value (a)                            $ 464               $ -            $ 5,271            $ 975
Receivables:
   Investment securities sold                            -                 -                  -                -
   Sub-account units sold                                -                 -                  -                -
                                          ----------------- -----------------  ----------------- ----------------
TOTAL ASSETS                                           464                 -              5,271              975
                                          ----------------- -----------------  ----------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                 -                  -                -
   Sub-account units redeemed                            -                 -                  -                -
   Insurance fees due to Jackson National
     Life of New York                                    -                 -                  -                -
                                          ----------------- -----------------  ----------------- ----------------
                                          ----------------- -----------------  ----------------- ----------------
 TOTAL LIABILITIES                                       -                 -                  -                -
                                          ----------------- -----------------  ----------------- ----------------
 NET ASSETS (NOTE 6)                                 $ 464               $ -            $ 5,271            $ 975
                                          ================= =================  ================= ================



(a)  Investment shares                                  37                 -                388               56
       Investments at cost                           $ 438               $ -            $ 4,735            $ 839



                                             JNL/Alliance                           JNL/Eagle          JNL/FMR
                                            Capital Growth     JNL/Eagle Core        SmallCap         Balanced
                                              Portfolio       Equity Portfolio    Equity Portfolio    Portfolio
                                          ------------------- ------------------  ---------------  ----------------
ASSETS
Investments, at value (a)                                $ -                $ 8          $ 2,418             $ 382
Receivables:
   Investment securities sold                              -                  -                -                 -
   Sub-account units sold                                  -                  -                -                 -
                                          ------------------- ------------------  ---------------  ----------------
TOTAL ASSETS                                               -                  8            2,418               382
                                          ------------------- ------------------  ---------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                  -                -                 -
   Sub-account units redeemed                              -                  -                -                 -
   Insurance fees due to Jackson National
     Life of New York                                      -                  -                -                 -
                                          ------------------- ------------------  ---------------  ----------------
                                          ------------------- ------------------  ---------------  ----------------
 TOTAL LIABILITIES                                         -                  -                -                 -
                                          ------------------- ------------------  ---------------  ----------------
 NET ASSETS (NOTE 6)                                     $ -                $ 8          $ 2,418             $ 382
                                          =================== ==================  ===============  ================



(a)  Investment shares                                     -                  1              120                34
       Investments at cost                               $ -                $ 7          $ 2,265             $ 366


                                                              JNL/Franklin
                                               JNL/FMR         Templeton
                                           Capital Growth      Small Cap
                                              Portfolio      Value Portfolio
                                          ------------------ ---------------
ASSETS
Investments, at value (a)                               $ -             $ -
Receivables:
   Investment securities sold                             -               -
   Sub-account units sold                                 -               -
                                          ------------------ ---------------
TOTAL ASSETS                                              -               -
                                          ------------------ ---------------

LIABILITIES
Payables:
   Investment securities purchased                        -               -
   Sub-account units redeemed                             -               -
   Insurance fees due to Jackson National
     Life of New York                                     -               -
                                          ------------------ ---------------
                                          ------------------ ---------------
 TOTAL LIABILITIES                                        -               -
                                          ------------------ ---------------
 NET ASSETS (NOTE 6)                                    $ -             $ -
                                          ================== ===============



(a)  Investment shares                                    -               -
       Investments at cost                              $ -             $ -



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
December 31, 2005


                                           JNL/Goldman        JNL/JPMorgan      JNL/JPMorgan       JNL/Lazard
                                          Sachs Mid Cap      International     International         Mid Cap
                                         Value Portfolio    Equity Portfolio  Value Portfolio    Value Portfolio
                                         -----------------  ----------------- -----------------  ----------------
ASSETS
Investments, at value (a)                             $ -              $ 782           $ 2,948          $ 13,499
Receivables:
   Investment securities sold                           -                  -                 -                 -
   Sub-account units sold                               -                  -                 -                 -
                                         -----------------  ----------------- -----------------  ----------------
TOTAL ASSETS                                            -                782             2,948            13,499
                                         -----------------  ----------------- -----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                      -                  -                 -                 -
   Sub-account units redeemed                           -                  -                 -                 -
   Insurance fees due to Jackson National
     Life of New York                                   -                  -                 -                 -
                                         -----------------  ----------------- -----------------  ----------------
                                         -----------------  ----------------- -----------------  ----------------
 TOTAL LIABILITIES                                      -                  -                 -                 -
                                         -----------------  ----------------- -----------------  ----------------
 NET ASSETS (NOTE 6)                                  $ -              $ 782           $ 2,948          $ 13,499
                                         =================  ================= =================  ================



(a)  Investment shares                                  -                 65               266               992
       Investments at cost                            $ -              $ 727           $ 2,803          $ 14,275



                                            JNL/Lazard          JNL/MCM             JNL/MCM            JNL/MCM
                                             Small Cap         Bond Index       Communications     Consumer Brands
                                          Value Portfolio      Portfolio       Sector Portfolio   Sector Portfolio
                                         ------------------ -----------------  ------------------ ------------------
ASSETS
Investments, at value (a)                         $ 17,585               $ 7                 $ -                $ -
Receivables:
   Investment securities sold                            -                 -                   -                  -
   Sub-account units sold                                -                 -                   -                  -
                                         ------------------ -----------------  ------------------ ------------------
TOTAL ASSETS                                        17,585                 7                   -                  -
                                         ------------------ -----------------  ------------------ ------------------

LIABILITIES
Payables:
   Investment securities purchased                       -                 -                   -                  -
   Sub-account units redeemed                            -                 -                   -                  -
   Insurance fees due to Jackson National
     Life of New York                                    -                 -                   -                  -
                                         ------------------ -----------------  ------------------ ------------------
                                         ------------------ -----------------  ------------------ ------------------
 TOTAL LIABILITIES                                       -                 -                   -                  -
                                         ------------------ -----------------  ------------------ ------------------
 NET ASSETS (NOTE 6)                              $ 17,585               $ 7                 $ -                $ -
                                         ================== =================  ================== ==================



(a)  Investment shares                               1,371                 1                   -                  -
       Investments at cost                        $ 18,470               $ 7                 $ -                $ -



                                              JNL/MCM
                                             Enhanced            JNL/MCM
                                           S&P 500 Stock     Financial Sector
                                          Index Portfolio       Portfolio
                                         ------------------  -----------------
ASSETS
Investments, at value (a)                            $ 743              $ 373
Receivables:
   Investment securities sold                            -                  -
   Sub-account units sold                                -                  -
                                         ------------------  -----------------
TOTAL ASSETS                                           743                373
                                         ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                  -
   Sub-account units redeemed                            -                  -
   Insurance fees due to Jackson National
     Life of New York                                    -                  -
                                         ------------------  -----------------
                                         ------------------  -----------------
 TOTAL LIABILITIES                                       -                  -
                                         ------------------  -----------------
 NET ASSETS (NOTE 6)                                 $ 743              $ 373
                                         ==================  =================



(a)  Investment shares                                  90                 27
       Investments at cost                           $ 798              $ 349




                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
December 31, 2005


                                              JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
                                             Healthcare       International         JNL 5        Oil & Gas Sector
                                          Sector Portfolio   Index Portfolio      Portfolio      Sector Portfolio
                                          -----------------  ----------------  ---------------- -------------------
ASSETS
Investments, at value (a)                          $ 1,021           $ 3,133         $ 140,992             $ 3,601
Receivables:
   Investment securities sold                                              -                 3                   -
   Sub-account units sold                                                  -                 -                   -
                                          -----------------  ----------------  ---------------- -------------------
TOTAL ASSETS                                         1,021             3,133           140,995               3,601
                                          -----------------  ----------------  ---------------- -------------------

LIABILITIES
Payables:
   Investment securities purchased                       -                 -                 -                   -
   Sub-account units redeemed                            -                 -                 -                   -
   Insurance fees due to Jackson National
     Life of New York                                    -                 -                 3                   -
                                          -----------------  ----------------  ---------------- -------------------
                                          -----------------  ----------------  ---------------- -------------------
 TOTAL LIABILITIES                                       -                 -                 3                   -
                                          -----------------  ----------------  ---------------- -------------------
 NET ASSETS (NOTE 6)                               $ 1,021           $ 3,133         $ 140,992             $ 3,601
                                          =================  ================  ================ ===================



(a)  Investment shares                                  82               230            11,652                 142
       Investments at cost                         $ 1,002           $ 3,378         $ 125,770             $ 3,839



                                               JNL/MCM             JNL/MCM           JNL/MCM           JNL/MCM
                                            S&P 400 MidCap         S&P 500          Small Cap        Technology
                                           Index Portfolio     Index Portfolio    Index Portfolio  Sector Portfolio
                                          -------------------  -----------------  ---------------  ----------------
ASSETS
Investments, at value (a)                            $ 6,773           $ 25,463              $ -               $ -
Receivables:
   Investment securities sold                              -                  1                -                 -
   Sub-account units sold                                  -                  -                -                 -
                                          -------------------  -----------------  ---------------  ----------------
TOTAL ASSETS                                           6,773             25,464                -                 -
                                          -------------------  -----------------  ---------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                  -                -                 -
   Sub-account units redeemed                              -                  -                -                 -
   Insurance fees due to Jackson National
     Life of New York                                      -                  1                -                 -
                                          -------------------  -----------------  ---------------  ----------------
                                          -------------------  -----------------  ---------------  ----------------
 TOTAL LIABILITIES                                         -                  1                -                 -
                                          -------------------  -----------------  ---------------  ----------------
 NET ASSETS (NOTE 6)                                 $ 6,773           $ 25,463              $ -               $ -
                                          ===================  =================  ===============  ================



(a)  Investment shares                                   476              2,366                -                 -
       Investments at cost                           $ 6,703           $ 24,946              $ -               $ -



                                              JNL/MCM       JNL/Oppenheimer
                                                VIP          Global Growth
                                             Portfolio         Portfolio
                                          ----------------- -----------------
ASSETS
Investments, at value (a)                         $ 13,398          $ 27,072
Receivables:
   Investment securities sold                            -                 1
   Sub-account units sold                                -                 -
                                          ----------------- -----------------
TOTAL ASSETS                                        13,398            27,073
                                          ----------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                 -
   Sub-account units redeemed                            -                 -
   Insurance fees due to Jackson National
     Life of New York                                    -                 1
                                          ----------------- -----------------
                                          ----------------- -----------------
 TOTAL LIABILITIES                                       -                 1
                                          ----------------- -----------------
 NET ASSETS (NOTE 6)                              $ 13,398          $ 27,072
                                          ================= =================



(a)  Investment shares                               1,101             1,995
       Investments at cost                        $ 12,469          $ 23,173



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
December 31, 2005


                                                  JNL/           JNL/PIMCO                           JNL/Putnam
                                              Oppenheimer      Total Return        JNL/Putnam          Midcap
                                            Growth Portfolio  Bond Portfolio    Equity Portfolio  Growth Portfolio
                                            ----------------- ----------------  ----------------- ------------------
ASSETS
Investments, at value (a)                              $ 789            $ 434                $ -              $ 559
Receivables:
   Investment securities sold                              -                -                  -                  -
   Sub-account units sold                                  -                -                  -                  -
                                            ----------------- ----------------  ----------------- ------------------
TOTAL ASSETS                                             789              434                  -                559
                                            ----------------- ----------------  ----------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased                         -                -                  -                  -
   Sub-account units redeemed                              -                -                  -                  -
   Insurance fees due to Jackson National
     Life of New York                                      -                -                  -                  -
                                            ----------------- ----------------  ----------------- ------------------
                                            ----------------- ----------------  ----------------- ------------------
 TOTAL LIABILITIES                                         -                -                  -                  -
                                            ----------------- ----------------  ----------------- ------------------
 NET ASSETS (NOTE 6)                                   $ 789            $ 434                $ -              $ 559
                                            ================= ================  ================= ==================



(a)  Investment shares                                    84               36                  -                 61
       Investments at cost                             $ 715            $ 451                $ -              $ 522



                                                                                                         JNL/Salomon
                                                                   JNL/Salomon                             Brothers
                                                JNL/Putnam          Brothers         JNL/Salomon       U.S. Government
                                                  Value            High Yield      Brothers Strategic      & Quality
                                             Equity Portfolio     Bond Portfolio    Bond Portfolio      Bond Portfolio
                                            ------------------- ------------------ -----------------  -------------------
ASSETS
Investments, at value (a)                                  $ -            $ 2,189           $ 1,776                $ 909
Receivables:
   Investment securities sold                                -                  -                 -                    -
   Sub-account units sold                                    -                  -                 -                    -
                                            ------------------- ------------------ -----------------  -------------------
TOTAL ASSETS                                                 -              2,189             1,776                  909
                                            ------------------- ------------------ -----------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                           -                  -                 -                    -
   Sub-account units redeemed                                -                  -                 -                    -
   Insurance fees due to Jackson National
     Life of New York                                        -                  -                 -                    -
                                            ------------------- ------------------ -----------------  -------------------
                                            ------------------- ------------------ -----------------  -------------------
 TOTAL LIABILITIES                                           -                  -                 -                    -
                                            ------------------- ------------------ -----------------  -------------------
 NET ASSETS (NOTE 6)                                       $ -            $ 2,189           $ 1,776                $ 909
                                            =================== ================== =================  ===================



(a)  Investment shares                                       -                270               155                   79
       Investments at cost                                 $ -            $ 2,356           $ 1,863                $ 940



                                               JNL/Select       JNL/Select
                                                Balanced      Global Growth
                                               Portfolio        Portfolio
                                            ----------------- ---------------
ASSETS
Investments, at value (a)                              $ 589             $ -
Receivables:
   Investment securities sold                              -               -
   Sub-account units sold                                  -               -
                                            ----------------- ---------------
TOTAL ASSETS                                             589               -
                                            ----------------- ---------------

LIABILITIES
Payables:
   Investment securities purchased                         -               -
   Sub-account units redeemed                              -               -
   Insurance fees due to Jackson National
     Life of New York                                      -               -
                                            ----------------- ---------------
                                            ----------------- ---------------
 TOTAL LIABILITIES                                         -               -
                                            ----------------- ---------------
 NET ASSETS (NOTE 6)                                   $ 589             $ -
                                            ================= ===============



(a)  Investment shares                                    38               -
       Investments at cost                             $ 641             $ -




                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
December 31, 2005


                                             JNL/Select        JNL/Select         JNL/Select
                                             Large Cap        Money Market          Value
                                             Portfolio          Portfolio         Portfolio
                                          -----------------  ----------------  -----------------
ASSETS
Investments, at value (a)                              $ -               $ -                $ -
Receivables:
   Investment securities sold                            -                 -                  -
   Sub-account units sold                                -                 -                  -
                                          -----------------  ----------------  -----------------
TOTAL ASSETS                                             -                 -                  -
                                          -----------------  ----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                 -                  -
   Sub-account units redeemed                            -                 -                  -
   Insurance fees due to Jackson National
     Life of New York                                    -                 -                  -
                                          -----------------  ----------------  -----------------
                                          -----------------  ----------------  -----------------
 TOTAL LIABILITIES                                       -                 -                  -
                                          -----------------  ----------------  -----------------
 NET ASSETS (NOTE 6)                                   $ -               $ -                $ -
                                          =================  ================  =================



(a)  Investment shares                                   -                 -                  -
       Investments at cost                             $ -               $ -                $ -



                                              JNL/T. Rowe         JNL/T. Rowe            JNL/
                                           Price Established     Price Mid-Cap      T. Rowe Price
                                           Growth Portfolio     Growth Portfolio   Value Portfolio
                                          --------------------  -----------------  -----------------
ASSETS
Investments, at value (a)                            $ 23,239           $ 12,399               $ 99
Receivables:
   Investment securities sold                               1                  -                  -
   Sub-account units sold                                   -                  -                  -
                                          --------------------  -----------------  -----------------
TOTAL ASSETS                                           23,240             12,399                 99
                                          --------------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                          -                  -                  -
   Sub-account units redeemed                               -                  -                  -
   Insurance fees due to Jackson National
     Life of New York                                       1                  -                  -
                                          --------------------  -----------------  -----------------
                                          --------------------  -----------------  -----------------
 TOTAL LIABILITIES                                          1                  -                  -
                                          --------------------  -----------------  -----------------
 NET ASSETS (NOTE 6)                                 $ 23,239           $ 12,399               $ 99
                                          ====================  =================  =================



(a)  Investment shares                                  1,192                417                  7
       Investments at cost                           $ 20,895           $ 11,459               $ 96




                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 For the Period Ended December 31, 2005


                                                    JNL/             JNL/AIM             JNL/               JNL/
                                                AIM Large Cap      Real Estate       AIM Small Cap      Alger Growth
                                              Growth Portfolio    Portfolio (a)    Growth Portfolio      Portfolio
                                              ------------------ ----------------- ------------------ -----------------
INVESTMENT INCOME
   Dividends                                                $ -               $ -                $ -               $ 1
                                              ------------------ ----------------- ------------------ -----------------

EXPENSES
   Insurance charges                                          1                 -                 34                 5
                                              ------------------ ----------------- ------------------ -----------------
TOTAL EXPENSES                                                1                 -                 34                 5
                                              ------------------ ----------------- ------------------ -----------------
                                              ------------------ ----------------- ------------------ -----------------
NET INVESTMENT INCOME (LOSS)                                 (1)                -                (34)               (4)
                                              ------------------ ----------------- ------------------ -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                 -                  -                 -
   Investments                                                -                 -                 11                11
Net change in unrealized appreciation
   (depreciation) on investments                             26                 -                536               136
                                              ------------------ ----------------- ------------------ -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      26                 -                547               147
                                              ------------------ ----------------- ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 25               $ -              $ 513             $ 143
                                              ================== ================= ================== =================


                                                 JNL/Alliance                             JNL/Eagle           JNL/FMR
                                                Capital Growth       JNL/Eagle Core        SmallCap          Balanced
                                                 Portfolio (b)      Equity Portfolio   Equity Portfolio      Portfolio
                                              --------------------  -----------------  ----------------- ------------------
INVESTMENT INCOME
   Dividends                                                  $ -                $ -                $ -                $ -
                                              --------------------  -----------------  ----------------- ------------------

EXPENSES
   Insurance charges                                            -                  -                 13                  1
                                              --------------------  -----------------  ----------------- ------------------
TOTAL EXPENSES                                                  -                  -                 13                  1
                                              --------------------  -----------------  ----------------- ------------------
                                              --------------------  -----------------  ----------------- ------------------
NET INVESTMENT INCOME (LOSS)                                    -                  -                (13)                (1)
                                              --------------------  -----------------  ----------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -                  -                 41                  -
   Investments                                                  -                  -                 12                  -
Net change in unrealized appreciation
   (depreciation) on investments                                -                  -                152                 16
                                              --------------------  -----------------  ----------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         -                  -                205                 16
                                              --------------------  -----------------  ----------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ -                $ -              $ 192               $ 15
                                              ====================  =================  ================= ==================



                                                                   JNL/Franklin
                                                   JNL/FMR           Templeton
                                               Capital Growth        Small Cap
                                                  Portfolio       Value Portfolio (a)
                                              ------------------  ----------------
INVESTMENT INCOME
   Dividends                                                $ -               $ -
                                              ------------------  ----------------

EXPENSES
   Insurance charges                                          -                 -
                                              ------------------  ----------------
TOTAL EXPENSES                                                -                 -
                                              ------------------  ----------------
                                              ------------------  ----------------
NET INVESTMENT INCOME (LOSS)                                  -                 -
                                              ------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                 -
   Investments                                                -                 -
Net change in unrealized appreciation
   (depreciation) on investments                              -                 -
                                              ------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       -                 -
                                              ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $ -               $ -
                                              ==================  ================



(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 For the Period Ended December 31, 2005


                                                 JNL/Goldman        JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard
                                                Sachs Mid Cap       International    International        Mid Cap
                                             Value Portfolio (a)   Equity Portfolio  Value Portfolio  Value Portfolio
                                             --------------------  ----------------  ---------------  ----------------
INVESTMENT INCOME
   Dividends                                                 $ -              $ 12             $ 10           $ 1,240
                                             --------------------  ----------------  ---------------  ----------------

EXPENSES
   Insurance charges                                           -                 5                6                85
                                             --------------------  ----------------  ---------------  ----------------
TOTAL EXPENSES                                                 -                 5                6                85
                                             --------------------  ----------------  ---------------  ----------------
                                             --------------------  ----------------  ---------------  ----------------
NET INVESTMENT INCOME (LOSS)                                   -                 7                4             1,155
                                             --------------------  ----------------  ---------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                 -               10               804
   Investments                                                 -                 2                4                39
Net change in unrealized appreciation
   (depreciation) on investments                               -                55              145              (776)
                                             --------------------  ----------------  ---------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        -                57              159                67
                                             --------------------  ----------------  ---------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ -              $ 64            $ 163           $ 1,222
                                             ====================  ================  ===============  ================



                                                 JNL/Lazard          JNL/MCM             JNL/MCM           JNL/MCM
                                                 Small Cap          Bond Index       Communications    Consumer Brands
                                              Value Portfolio       Portfolio       Sector Portfolio   Sector Portfolio
                                             ------------------- -----------------  ------------------ -----------------
INVESTMENT INCOME
   Dividends                                              $ 890               $ -                 $ -               $ -
                                             ------------------- -----------------  ------------------ -----------------

EXPENSES
   Insurance charges                                        114                 -                   -                 -
                                             ------------------- -----------------  ------------------ -----------------
TOTAL EXPENSES                                              114                 -                   -                 -
                                             ------------------- -----------------  ------------------ -----------------
                                             ------------------- -----------------  ------------------ -----------------
NET INVESTMENT INCOME (LOSS)                                776                 -                   -                 -
                                             ------------------- -----------------  ------------------ -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                1,164                 -                   -                 -
   Investments                                               30                 -                   -                 -
Net change in unrealized appreciation
   (depreciation) on investments                           (884)                -                   -                 -
                                             ------------------- -----------------  ------------------ -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     310                 -                   -                 -
                                             ------------------- -----------------  ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 1,086               $ -                 $ -               $ -
                                             =================== =================  ================== =================


                                                  JNL/MCM
                                                  Enhanced           JNL/MCM
                                               S&P 500 Stock     Financial Sector
                                              Index Portfolio       Portfolio
                                             ------------------- -----------------
INVESTMENT INCOME
   Dividends                                               $ 46               $ 6
                                             ------------------- -----------------

EXPENSES
   Insurance charges                                          2                 1
                                             ------------------- -----------------
TOTAL EXPENSES                                                2                 1
                                             ------------------- -----------------
                                             ------------------- -----------------
NET INVESTMENT INCOME (LOSS)                                 44                 5
                                             ------------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   24                 -
   Investments                                                -                 1
Net change in unrealized appreciation
   (depreciation) on investments                            (55)               23
                                             ------------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     (31)               24
                                             ------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 13              $ 29
                                             =================== =================



(a)  Commencement of operations May 2, 2005.




                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 For the Period Ended December 31, 2005


                                                  JNL/MCM           JNL/MCM             JNL/MCM              JNL/MCM
                                                Healthcare       International           JNL 5          Oil & Gas Sector
                                             Sector Portfolio   Index Portfolio        Portfolio        Sector Portfolio
                                             ------------------ -----------------  ------------------  --------------------
INVESTMENT INCOME
   Dividends                                               $ 6              $ 71                $ 34                  $ 67
                                             ------------------ -----------------  ------------------  --------------------

EXPENSES
   Insurance charges                                         4                 6                 814                    14
                                             ------------------ -----------------  ------------------  --------------------
TOTAL EXPENSES                                               4                 6                 814                    14
                                             ------------------ -----------------  ------------------  --------------------
                                             ------------------ -----------------  ------------------  --------------------
NET INVESTMENT INCOME (LOSS)                                 2                65                (780)                   53
                                             ------------------ -----------------  ------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   1               313                   -                    12
   Investments                                               4                 -               1,279                  (322)
Net change in unrealized appreciation
   (depreciation) on investments                            20              (245)             15,221                  (237)
                                             ------------------ -----------------  ------------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     25                68              16,500                  (547)
                                             ------------------ -----------------  ------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 27             $ 133            $ 15,720                $ (494)
                                             ================== =================  ==================  ====================



                                                   JNL/MCM             JNL/MCM          JNL/MCM            JNL/MCM
                                               S&P 400 MidCap          S&P 500         Small Cap          Technology
                                               Index Portfolio     Index Portfolio  Index Portfolio    Sector Portfolio
                                             --------------------  ---------------- -----------------  -----------------
INVESTMENT INCOME
   Dividends                                                $ 88             $ 303               $ -                $ -
                                             --------------------  ---------------- -----------------  -----------------

EXPENSES
   Insurance charges                                          47               164                 -                  -
                                             --------------------  ---------------- -----------------  -----------------
TOTAL EXPENSES                                                47               164                 -                  -
                                             --------------------  ---------------- -----------------  -----------------
                                             --------------------  ---------------- -----------------  -----------------
NET INVESTMENT INCOME (LOSS)                                  41               139                 -                  -
                                             --------------------  ---------------- -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   216               718                 -                  -
   Investments                                               222                45                 -                  -
Net change in unrealized appreciation
   (depreciation) on investments                               6               498                 -                  -
                                             --------------------  ---------------- -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      444             1,261                 -                  -
                                             --------------------  ---------------- -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 485           $ 1,400               $ -                $ -
                                             ====================  ================ =================  =================


                                                  JNL/MCM        JNL/Oppenheimer
                                                    VIP           Global Growth
                                                 Portfolio          Portfolio
                                             ------------------ ------------------
INVESTMENT INCOME
   Dividends                                              $ 39               $ 56
                                             ------------------ ------------------

EXPENSES
   Insurance charges                                        63                161
                                             ------------------ ------------------
TOTAL EXPENSES                                              63                161
                                             ------------------ ------------------
                                             ------------------ ------------------
NET INVESTMENT INCOME (LOSS)                               (24)              (105)
                                             ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                  -
   Investments                                             233                 71
Net change in unrealized appreciation
   (depreciation) on investments                           929              3,899
                                             ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  1,162              3,970
                                             ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 1,138            $ 3,865
                                             ================== ==================




                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 For the Period Ended December 31, 2005


                                                   JNL/            JNL/PIMCO                             JNL/Putnam
                                               Oppenheimer        Total Return       JNL/Putnam            Midcap
                                             Growth Portfolio    Bond Portfolio    Equity Portfolio   Growth Portfolio
                                             -----------------  -----------------  ----------------  -------------------
INVESTMENT INCOME
   Dividends                                              $ 1               $ 16               $ -                  $ -
                                             -----------------  -----------------  ----------------  -------------------

EXPENSES
   Insurance charges                                        5                  2                 -                    2
                                             -----------------  -----------------  ----------------  -------------------
TOTAL EXPENSES                                              5                  2                 -                    2
                                             -----------------  -----------------  ----------------  -------------------
                                             -----------------  -----------------  ----------------  -------------------
NET INVESTMENT INCOME (LOSS)                               (4)                14                 -                   (2)
                                             -----------------  -----------------  ----------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                  3                 -                    -
   Investments                                              6                  -                 -                   16
Net change in unrealized appreciation
   (depreciation) on investments                           74                (16)                -                   37
                                             -----------------  -----------------  ----------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    80                (13)                -                   53
                                             -----------------  -----------------  ----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 76                $ 1               $ -                 $ 51
                                             =================  =================  ================  ===================



                                                                                                             JNL/Salomon
                                                                    JNL/Salomon                               Brothers
                                                 JNL/Putnam          Brothers           JNL/Salomon        U.S. Government
                                                   Value            High Yield       Brothers Strategic       & Quality
                                              Equity Portfolio     Bond Portfolio      Bond Portfolio      Bond Portfolio
                                             ------------------- ------------------  ------------------- --------------------
INVESTMENT INCOME
   Dividends                                                $ -              $ 153                 $ 86                 $ 33
                                             ------------------- ------------------  ------------------- --------------------

EXPENSES
   Insurance charges                                          -                  7                    6                    1
                                             ------------------- ------------------  ------------------- --------------------
TOTAL EXPENSES                                                -                  7                    6                    1
                                             ------------------- ------------------  ------------------- --------------------
                                             ------------------- ------------------  ------------------- --------------------
NET INVESTMENT INCOME (LOSS)                                  -                146                   80                   32
                                             ------------------- ------------------  ------------------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                 21                   15                    6
   Investments                                                -                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investments                              -               (167)                 (87)                 (31)
                                             ------------------- ------------------  ------------------- --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       -               (146)                 (72)                 (25)
                                             ------------------- ------------------  ------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $ -                $ -                  $ 8                  $ 7
                                             =================== ==================  =================== ====================



                                                JNL/Select        JNL/Select
                                                 Balanced        Global Growth
                                                 Portfolio         Portfolio
                                             ------------------ ----------------
INVESTMENT INCOME
   Dividends                                              $ 22              $ -
                                             ------------------ ----------------

EXPENSES
   Insurance charges                                         1                -
                                             ------------------ ----------------
TOTAL EXPENSES                                               1                -
                                             ------------------ ----------------
                                             ------------------ ----------------
NET INVESTMENT INCOME (LOSS)                                21                -
                                             ------------------ ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  54                -
   Investments                                               3                -
Net change in unrealized appreciation
   (depreciation) on investments                           (52)               -
                                             ------------------ ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      5                -
                                             ------------------ ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 26              $ -
                                             ================== ================



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 For the Period Ended December 31, 2005



                                              JNL/Select         JNL/Select        JNL/Select
                                               Large Cap        Money Market          Value
                                               Portfolio         Portfolio          Portfolio
                                            ----------------  -----------------  ----------------
INVESTMENT INCOME
   Dividends                                            $ -                $ -               $ -
                                            ----------------  -----------------  ----------------

EXPENSES
   Insurance charges                                      -                  -                 -
                                            ----------------  -----------------  ----------------
TOTAL EXPENSES                                            -                  -                 -
                                            ----------------  -----------------  ----------------
                                            ----------------  -----------------  ----------------
NET INVESTMENT INCOME (LOSS)                              -                  -                 -
                                            ----------------  -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                  -                 -
   Investments                                            -                  -                 -
Net change in unrealized appreciation
   (depreciation) on investments                          -                  -                 -
                                            ----------------  -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   -                  -                 -
                                            ----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ -                $ -               $ -
                                            ================  =================  ================



                                                JNL/T. Rowe         JNL/T. Rowe          JNL/
                                             Price Established     Price Mid-Cap     T. Rowe Price
                                             Growth Portfolio     Growth Portfolio  Value Portfolio
                                            --------------------  ----------------  ----------------
INVESTMENT INCOME
   Dividends                                               $ 45              $ 33               $ 2
                                            --------------------  ----------------  ----------------

EXPENSES
   Insurance charges                                        149                76                 -
                                            --------------------  ----------------  ----------------
TOTAL EXPENSES                                              149                76                 -
                                            --------------------  ----------------  ----------------
                                            --------------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                               (104)              (43)                2
                                            --------------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -               811                 2
   Investments                                               49                29                 3
Net change in unrealized appreciation
   (depreciation) on investments                          2,344               941                 3
                                            --------------------  ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   2,393             1,781                 8
                                            --------------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 2,289           $ 1,738              $ 10
                                            ====================  ================  ================




                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 For the Period Ended December 31, 2005


                                                     JNL/             JNL/AIM              JNL/              JNL/
                                                 AIM Large Cap      Real Estate       AIM Small Cap      Alger Growth
                                                Growth Portfolio   Portfolio (a)     Growth Portfolio      Portfolio
                                                ----------------  -----------------  -----------------  ----------------
OPERATIONS
   Net investment income (loss)                            $ (1)               $ -              $ (34)             $ (4)
   Net realized gain (loss) on investments                    -                  -                 11                11
   Net change in unrealized appreciation
      (depreciation) on investments                          26                  -                536               136
                                                ----------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           25                  -                513               143
                                                ----------------  -----------------  -----------------  ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                   -                  -                 34                 -
   Policy withdrawals                                         -                  -                  -                 -
   Transfers between portfolios                             439                  -              4,851               950
   Policyholder charges (Note 3)                              -                  -               (127)             (118)
                                                ----------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                     439                  -              4,758               832
                                                ----------------  -----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                       464                  -              5,271               975

NET ASSETS BEGINNING OF PERIOD                                -                  -                  -                 -
                                                ----------------  -----------------  -----------------  ----------------

NET ASSETS END OF PERIOD                                  $ 464                $ -            $ 5,271             $ 975
----------------------------------------------  ================  =================  =================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                        -                  -                  -                 -

      Units Issued                                           38                  -                412                53
      Units Redeemed                                          -                  -                (11)               (6)
                                                ----------------  -----------------  -----------------  ----------------

Units Outstanding at December 31, 2005                       38                  -                401                47
                                                ================  =================  =================  ================



                                                  JNL/Alliance                             JNL/Eagle          JNL/FMR
                                                 Capital Growth      JNL/Eagle Core        SmallCap           Balanced
                                                  Portfolio (b)     Equity Portfolio   Equity Portfolio      Portfolio
                                                ------------------  -----------------  ------------------ -----------------
OPERATIONS
   Net investment income (loss)                               $ -                $ -               $ (13)             $ (1)
   Net realized gain (loss) on investments                      -                  -                  53                 -
   Net change in unrealized appreciation
      (depreciation) on investments                             -                  -                 152                16
                                                ------------------  -----------------  ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              -                  -                 192                15
                                                ------------------  -----------------  ------------------ -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                     -                  -                 251               369
   Policy withdrawals                                           -                  -                   -                 -
   Transfers between portfolios                                 -                 17               2,250                 -
   Policyholder charges (Note 3)                                -                 (9)               (275)               (2)
                                                ------------------  -----------------  ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                         -                  8               2,226               367
                                                ------------------  -----------------  ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS                           -                  8               2,418               382

NET ASSETS BEGINNING OF PERIOD                                  -                  -                   -                 -
                                                ------------------  -----------------  ------------------ -----------------

NET ASSETS END OF PERIOD                                      $ -                $ 8             $ 2,418             $ 382
----------------------------------------------  ==================  =================  ================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                          -                  -                   -                 -

      Units Issued                                              -                  1                 128                33
      Units Redeemed                                            -                  -                 (14)                -
                                                ------------------  -----------------  ------------------ -----------------

Units Outstanding at December 31, 2005                          -                  1                 114                33
                                                ==================  =================  ================== =================


                                                                      JNL/Franklin
                                                    JNL/FMR            Templeton
                                                 Capital Growth        Small Cap
                                                   Portfolio       Value Portfolio (a)
                                                -----------------  -------------------
OPERATIONS
   Net investment income (loss)                              $ -                  $ -
   Net realized gain (loss) on investments                     -                    -
   Net change in unrealized appreciation
      (depreciation) on investments                            -                    -
                                                -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             -                    -
                                                -----------------  -------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                    -                    -
   Policy withdrawals                                          -                    -
   Transfers between portfolios                                -                    -
   Policyholder charges (Note 3)                               -                    -
                                                -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                        -                    -
                                                -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                          -                    -

NET ASSETS BEGINNING OF PERIOD                                 -                    -
                                                -----------------  -------------------

NET ASSETS END OF PERIOD                                     $ -                  $ -
----------------------------------------------  =================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                         -                    -

      Units Issued                                             -                    -
      Units Redeemed                                           -                    -
                                                -----------------  -------------------

Units Outstanding at December 31, 2005                         -                    -
                                                =================  ===================



(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 For the Period Ended December 31, 2005

                                                   JNL/Goldman        JNL/JPMorgan       JNL/JPMorgan        JNL/Lazard
                                                  Sachs Mid Cap       International      International        Mid Cap
                                               Value Portfolio (a)  Equity Portfolio    Value Portfolio   Value Portfolio
                                               -------------------- ------------------ ------------------ -----------------
OPERATIONS
   Net investment income (loss)                                $ -                $ 7                $ 4           $ 1,155
   Net realized gain (loss) on investments                       -                  2                 14               843
   Net change in unrealized appreciation
      (depreciation) on investments                              -                 55                145              (776)
                                               -------------------- ------------------ ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               -                 64                163             1,222
                                               -------------------- ------------------ ------------------ -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                      -                335                 68               975
   Policy withdrawals                                            -                  -                  -                 -
   Transfers between portfolios                                  -                513              3,037            11,998
   Policyholder charges (Note 3)                                 -               (130)              (320)             (696)
                                               -------------------- ------------------ ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                          -                718              2,785            12,277
                                               -------------------- ------------------ ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS                            -                782              2,948            13,499

NET ASSETS BEGINNING OF PERIOD                                   -                  -                  -                 -
                                               -------------------- ------------------ ------------------ -----------------

NET ASSETS END OF PERIOD                                       $ -              $ 782            $ 2,948          $ 13,499
---------------------------------------------  ==================== ================== ================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                           -                  -                  -                 -

      Units Issued                                               -                 58                255               730
      Units Redeemed                                             -                 (9)               (28)              (40)
                                               -------------------- ------------------ ------------------ -----------------

Units Outstanding at December 31, 2005                           -                 49                227               690
                                               ==================== ================== ================== =================


                                                  JNL/Lazard           JNL/MCM            JNL/MCM             JNL/MCM
                                                   Small Cap          Bond Index       Communications     Consumer Brands
                                                Value Portfolio       Portfolio       Sector Portfolio    Sector Portfolio
                                               ------------------  -----------------  -----------------  -------------------
OPERATIONS
   Net investment income (loss)                            $ 776                $ -                $ -                  $ -
   Net realized gain (loss) on investments                 1,194                  -                  -                    -
   Net change in unrealized appreciation
      (depreciation) on investments                         (884)                 -                  -                    -
                                               ------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         1,086                  -                  -                    -
                                               ------------------  -----------------  -----------------  -------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                  758                  -                  -                    -
   Policy withdrawals                                          -                  -                  -                    -
   Transfers between portfolios                           16,465                 16                  -                    -
   Policyholder charges (Note 3)                            (724)                (9)                 -                    -
                                               ------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                   16,499                  7                  -                    -
                                               ------------------  -----------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                     17,585                  7                  -                    -

NET ASSETS BEGINNING OF PERIOD                                 -                  -                  -                    -
                                               ------------------  -----------------  -----------------  -------------------

NET ASSETS END OF PERIOD                                $ 17,585                $ 7                $ -                  $ -
---------------------------------------------  ==================  =================  =================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                         -                  -                  -                    -

      Units Issued                                         1,153                  2                  -                    -
      Units Redeemed                                         (50)                (1)                 -                    -
                                               ------------------  -----------------  -----------------  -------------------

Units Outstanding at December 31, 2005                     1,103                  1                  -                    -
                                               ==================  =================  =================  ===================



                                                    JNL/MCM
                                                   Enhanced            JNL/MCM
                                                 S&P 500 Stock     Financial Sector
                                                Index Portfolio       Portfolio
                                               ------------------  -----------------
OPERATIONS
   Net investment income (loss)                             $ 44                $ 5
   Net realized gain (loss) on investments                    24                  1
   Net change in unrealized appreciation
      (depreciation) on investments                          (55)                23
                                               ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            13                 29
                                               ------------------  -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                  739                112
   Policy withdrawals                                          -                  -
   Transfers between portfolios                                -                278
   Policyholder charges (Note 3)                              (9)               (46)
                                               ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                      730                344
                                               ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                        743                373

NET ASSETS BEGINNING OF PERIOD                                 -                  -
                                               ------------------  -----------------

NET ASSETS END OF PERIOD                                   $ 743              $ 373
---------------------------------------------  ==================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                         -                  -

      Units Issued                                            84                 32
      Units Redeemed                                          (1)                (4)
                                               ------------------  -----------------

Units Outstanding at December 31, 2005                        83                 28
                                               ==================  =================


(a)  Commencement of operations May 2, 2005.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 For the Period Ended December 31, 2005

                                                  JNL/MCM             JNL/MCM            JNL/MCM             JNL/MCM
                                                 Healthcare        International          JNL 5          Oil & Gas Sector
                                              Sector Portfolio    Index Portfolio       Portfolio        Sector Portfolio
                                              -----------------  ------------------ ------------------  -------------------
OPERATIONS
   Net investment income (loss)                            $ 2                $ 65             $ (780)                $ 53
   Net realized gain (loss) on investments                   5                 313              1,279                 (310)
   Net change in unrealized appreciation
      (depreciation) on investments                         20                (245)            15,221                 (237)
                                              -----------------  ------------------ ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          27                 133             15,720                 (494)
                                              -----------------  ------------------ ------------------  -------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                700                   -             17,144                  554
   Policy withdrawals                                        -                   -                  -                    -
   Transfers between portfolios                            420               3,000            107,115                3,942
   Policyholder charges (Note 3)                          (126)                  -             (7,122)                (401)
                                              -----------------  ------------------ ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                    994               3,000            117,137                4,095
                                              -----------------  ------------------ ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    1,021               3,133            132,857                3,601

NET ASSETS BEGINNING OF PERIOD                               -                   -              8,135                    -
                                              -----------------  ------------------ ------------------  -------------------

NET ASSETS END OF PERIOD                               $ 1,021             $ 3,133          $ 140,992              $ 3,601
--------------------------------------------  =================  ================== ==================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       -                   -                745                    -

      Units Issued                                         100                 200             12,772                  293
      Units Redeemed                                       (15)                  -             (1,773)                (147)
                                              -----------------  ------------------ ------------------  -------------------

Units Outstanding at December 31, 2005                      85                 200             11,744                  146
                                              =================  ================== ==================  ===================


                                                    JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                                S&P 400 MidCap          S&P 500           Small Cap          Technology
                                                Index Portfolio     Index Portfolio    Index Portfolio    Sector Portfolio
                                              --------------------  -----------------  -----------------  -----------------
OPERATIONS
   Net investment income (loss)                              $ 41              $ 139                $ -                $ -
   Net realized gain (loss) on investments                    438                763                  -                  -
   Net change in unrealized appreciation
      (depreciation) on investments                             6                498                  -                  -
                                              --------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            485              1,400                  -                  -
                                              --------------------  -----------------  -----------------  -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                 2,274              3,458                  -                  -
   Policy withdrawals                                           -                  -                  -                  -
   Transfers between portfolios                             3,909             20,559                  -                  -
   Policyholder charges (Note 3)                           (1,480)            (1,506)                 -                  -
                                              --------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                     4,703             22,511                  -                  -
                                              --------------------  -----------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                       5,188             23,911                  -                  -

NET ASSETS BEGINNING OF PERIOD                              1,585              1,552                  -                  -
                                              --------------------  -----------------  -----------------  -----------------

NET ASSETS END OF PERIOD                                  $ 6,773           $ 25,463                $ -                $ -
--------------------------------------------  ====================  =================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                        121                145                  -                  -

      Units Issued                                            870              2,287                  -                  -
      Units Redeemed                                         (527)              (143)                 -                  -
                                              --------------------  -----------------  -----------------  -----------------

Units Outstanding at December 31, 2005                        464              2,289                  -                  -
                                              ====================  =================  =================  =================


                                                   JNL/MCM         JNL/Oppenheimer
                                                     VIP            Global Growth
                                                  Portfolio           Portfolio
                                              ------------------  ------------------
OPERATIONS
   Net investment income (loss)                           $ (24)             $ (105)
   Net realized gain (loss) on investments                  233                  71
   Net change in unrealized appreciation
      (depreciation) on investments                         929               3,899
                                              ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        1,138               3,865
                                              ------------------  ------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                               8,739                 494
   Policy withdrawals                                         -                   -
   Transfers between portfolios                           4,801              23,534
   Policyholder charges (Note 3)                         (1,280)               (821)
                                              ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  12,260              23,207
                                              ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    13,398              27,072

NET ASSETS BEGINNING OF PERIOD                                -                   -
                                              ------------------  ------------------

NET ASSETS END OF PERIOD                               $ 13,398            $ 27,072
--------------------------------------------  ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                        -                   -

      Units Issued                                        1,473               2,134
      Units Redeemed                                       (366)                (74)
                                              ------------------  ------------------

Units Outstanding at December 31, 2005                    1,107               2,060
                                              ==================  ==================



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 For the Period Ended December 31, 2005


                                                 JNL/             JNL/PIMCO                            JNL/Putnam
                                              Oppenheimer       Total Return        JNL/Putnam           Midcap
                                           Growth Portfolio    Bond Portfolio    Equity Portfolio   Growth Portfolio
                                           ------------------  ----------------  -----------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ (4)             $ 14                $ -               $ (2)
   Net realized gain (loss) on investments                 6                 3                  -                 16
   Net change in unrealized appreciation
      (depreciation) on investments                       74               (16)                 -                 37
                                           ------------------  ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        76                 1                  -                 51
                                           ------------------  ----------------  -----------------  -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              335               370                  -                747
   Policy withdrawals                                      -                 -                  -                  -
   Transfers between portfolios                          513               115                  -                157
   Policyholder charges (Note 3)                        (135)              (52)                 -               (396)
                                           ------------------  ----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  713               433                  -                508
                                           ------------------  ----------------  -----------------  -----------------

NET INCREASE IN NET ASSETS                               789               434                  -                559

NET ASSETS BEGINNING OF PERIOD                             -                 -                  -                  -
                                           ------------------  ----------------  -----------------  -----------------

NET ASSETS END OF PERIOD                               $ 789             $ 434                $ -              $ 559
-----------------------------------------  ==================  ================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     -                 -                  -                  -

      Units Issued                                       102                36                  -                114
      Units Redeemed                                     (16)               (6)                 -                (50)
                                           ------------------  ----------------  -----------------  -----------------

Units Outstanding at December 31, 2005                    86                30                  -                 64
                                           ==================  ================  =================  =================


                                                                                                      JNL/Salomon
                                                               JNL/Salomon                              Brothers
                                              JNL/Putnam         Brothers         JNL/Salomon       U.S. Government
                                                Value           High Yield      Brothers Strategic      & Quality
                                           Equity Portfolio   Bond Portfolio     Bond Portfolio      Bond Portfolio
                                           ----------------- -----------------  -----------------  -------------------
OPERATIONS
   Net investment income (loss)                         $ -             $ 146               $ 80                 $ 32
   Net realized gain (loss) on investments                -                21                 15                    6
   Net change in unrealized appreciation
      (depreciation) on investments                       -              (167)               (87)                 (31)
                                           ----------------- -----------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        -                 -                  8                    7
                                           ----------------- -----------------  -----------------  -------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                               -             1,118              1,146                   28
   Policy withdrawals                                     -                 -                  -                    -
   Transfers between portfolios                           -             1,084                648                  896
   Policyholder charges (Note 3)                          -               (13)               (26)                 (22)
                                           ----------------- -----------------  -----------------  -------------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                   -             2,189              1,768                  902
                                           ----------------- -----------------  -----------------  -------------------

NET INCREASE IN NET ASSETS                                -             2,189              1,776                  909

NET ASSETS BEGINNING OF PERIOD                            -                 -                  -                    -
                                           ----------------- -----------------  -----------------  -------------------

NET ASSETS END OF PERIOD                                $ -           $ 2,189            $ 1,776                $ 909
-----------------------------------------  ================= =================  =================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    -                 -                  -                    -

      Units Issued                                        -               159                 89                   55
      Units Redeemed                                      -                (1)                (1)                  (1)
                                           ----------------- -----------------  -----------------  -------------------

Units Outstanding at December 31, 2005                    -               158                 88                   54
                                           ================= =================  =================  ===================




                                              JNL/Select        JNL/Select
                                               Balanced        Global Growth
                                              Portfolio          Portfolio
                                           -----------------  ----------------
OPERATIONS
   Net investment income (loss)                        $ 21               $ -
   Net realized gain (loss) on investments               57                 -
   Net change in unrealized appreciation
      (depreciation) on investments                     (52)                -
                                           -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       26                 -
                                           -----------------  ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                               -                 -
   Policy withdrawals                                     -                 -
   Transfers between portfolios                         660                 -
   Policyholder charges (Note 3)                        (97)                -
                                           -----------------  ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 563                 -
                                           -----------------  ----------------

NET INCREASE IN NET ASSETS                              589                 -

NET ASSETS BEGINNING OF PERIOD                            -                 -
                                           -----------------  ----------------

NET ASSETS END OF PERIOD                              $ 589               $ -
-----------------------------------------  =================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    -                 -

      Units Issued                                       29                 -
      Units Redeemed                                     (7)                -
                                           -----------------  ----------------

Units Outstanding at December 31, 2005                   22                 -
                                           =================  ================



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 For the Period Ended December 31, 2005

                                             JNL/Select         JNL/Select         JNL/Select
                                              Large Cap        Money Market          Value
                                              Portfolio          Portfolio         Portfolio
                                          ------------------  ----------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ -               $ -                $ -
   Net realized gain (loss) on investments                -                 -                  -
   Net change in unrealized appreciation
       on investments                                     -                 -                  -
                                          ------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        -                 -                  -
                                          ------------------  ----------------  -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                               -                 -                  -
   Policy withdrawals                                     -                 -                  -
   Transfers between portfolios                           -                 -                  -
   Policyholder charges (Note 3)                          -                 -                  -
                                          ------------------  ----------------  -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                   -                 -                  -
                                          ------------------  ----------------  -----------------

NET INCREASE IN NET ASSETS                                -                 -                  -

NET ASSETS BEGINNING OF PERIOD                            -                 -                  -
                                          ------------------  ----------------  -----------------

NET ASSETS END OF PERIOD                                $ -               $ -                $ -
----------------------------------------- ==================  ================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    -                 -                  -

      Units Issued                                        -                 -                  -
      Units Redeemed                                      -                 -                  -
                                          ------------------  ----------------  -----------------

Units Outstanding at December 31, 2005                    -                 -                  -
                                          ==================  ================  =================


                                              JNL/T. Rowe           JNL/T. Rowe            JNL/
                                           Price Established       Price Mid-Cap      T. Rowe Price
                                            Growth Portfolio     Growth Portfolio    Value Portfolio
                                          ---------------------  ------------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ (104)              $ (43)               $ 2
   Net realized gain (loss) on investments                  49                 840                  5
   Net change in unrealized appreciation
       on investments                                    2,344                 941                  3
                                          ---------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       2,289               1,738                 10
                                          ---------------------  ------------------  -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                370                 370                  -
   Policy withdrawals                                        -                   -                  -
   Transfers between portfolios                         21,321              10,631                164
   Policyholder charges (Note 3)                          (741)               (340)               (75)
                                          ---------------------  ------------------  -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 20,950              10,661                 89
                                          ---------------------  ------------------  -----------------

NET INCREASE IN NET ASSETS                              23,239              12,399                 99

NET ASSETS BEGINNING OF PERIOD                               -                   -                  -
                                          ---------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                              $ 23,239            $ 12,399               $ 99
----------------------------------------- =====================  ==================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       -                   -                  -

      Units Issued                                         829                 315                 15
      Units Redeemed                                       (29)                 (9)                (9)
                                          ---------------------  ------------------  -----------------

Units Outstanding at December 31, 2005                     800                 306                  6
                                          =====================  ==================  =================



                     See notes to the financial statements.


JNLNY Separate Account IV
Statements of Changes in Net Assets
For the period from March 8, 2004 (commencement of operations) through December 31, 2004


                                                      JNL/               JNL/              JNL/          JNL/Alliance
                                                 AIM Large Cap      AIM Small Cap      Alger Growth     Capital Growth
                                                Growth Portfolio   Growth Portfolio      Portfolio         Portfolio
                                                -----------------  -----------------  ----------------  ----------------
OPERATIONS
   Net investment income (loss)                              $ -                $ -               $ -               $ -
   Net realized gain (loss) on investments                     -                  -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on investments                            -                  -                 -                 -
                                                -----------------  -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             -                  -                 -                 -
                                                -----------------  -----------------  ----------------  ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                    -                  -                 -                 -
   Policy withdrawals                                          -                  -                 -                 -
   Transfers between portfolios                                -                  -                 -                 -
   Policyholder charges (Note 3)                               -                  -                 -                 -
                                                -----------------  -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                        -                  -                 -                 -
                                                -----------------  -----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                          -                  -                 -                 -

NET ASSETS BEGINNING OF PERIOD                                 -                  -                 -                 -
                                                -----------------  -----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                                     $ -                $ -               $ -               $ -
----------------------------------------------- =================  =================  ================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         -                  -                 -                 -

      Units Issued                                             -                  -                 -                 -
      Units Redeemed                                           -                  -                 -                 -
                                                -----------------  -----------------  ----------------  ----------------

Units Outstanding at December 31, 2004                         -                  -                 -                 -
                                                =================  =================  ================  ================


                                                                       JNL/Eagle            JNL/               JNL/
                                                 JNL/Eagle Core         SmallCap        FMR Balanced        FMR Capital
                                                Equity Portfolio    Equity Portfolio      Portfolio       Growth Portfolio
                                                ------------------  -----------------  ----------------  ------------------
OPERATIONS
   Net investment income (loss)                               $ -                $ -               $ -                 $ -
   Net realized gain (loss) on investments                      -                  -                 -                   -
   Net change in unrealized appreciation
      (depreciation) on investments                             -                  -                 -                   -
                                                ------------------  -----------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              -                  -                 -                   -
                                                ------------------  -----------------  ----------------  ------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                     -                  -                 -                   -
   Policy withdrawals                                           -                  -                 -                   -
   Transfers between portfolios                                 -                  -                 -                   -
   Policyholder charges (Note 3)                                -                  -                 -                   -
                                                ------------------  -----------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                         -                  -                 -                   -
                                                ------------------  -----------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           -                  -                 -                   -

NET ASSETS BEGINNING OF PERIOD                                  -                  -                 -                   -
                                                ------------------  -----------------  ----------------  ------------------

NET ASSETS END OF PERIOD                                      $ -                $ -               $ -                 $ -
----------------------------------------------- ==================  =================  ================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          -                  -                 -                   -

      Units Issued                                              -                  -                 -                   -
      Units Redeemed                                            -                  -                 -                   -
                                                ------------------  -----------------  ----------------  ------------------

Units Outstanding at December 31, 2004                          -                  -                 -                   -
                                                ==================  =================  ================  ==================



                                                  JNL/JPMorgan       JNL/JPMorgan
                                                  International      International
                                                Equity Portfolio    Value Portfolio
                                                ------------------  ----------------
OPERATIONS
   Net investment income (loss)                               $ -               $ -
   Net realized gain (loss) on investments                      -                 -
   Net change in unrealized appreciation
      (depreciation) on investments                             -                 -
                                                ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              -                 -
                                                ------------------  ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                     -                 -
   Policy withdrawals                                           -                 -
   Transfers between portfolios                                 -                 -
   Policyholder charges (Note 3)                                -                 -
                                                ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                         -                 -
                                                ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                           -                 -

NET ASSETS BEGINNING OF PERIOD                                  -                 -
                                                ------------------  ----------------

NET ASSETS END OF PERIOD                                      $ -               $ -
----------------------------------------------- ==================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          -                 -

      Units Issued                                              -                 -
      Units Redeemed                                            -                 -
                                                ------------------  ----------------

Units Outstanding at December 31, 2004                          -                 -
                                                ==================  ================



                     See notes to the financial statements.


JNLNY Separate Account IV
Statements of Changes in Net Assets
For the period from March 8, 2004 (commencement of operations) through December 31, 2004

                                                       JNL/Lazard         JNL/Lazard          JNL/MCM            JNL/MCM
                                                         Mid Cap           Small Cap        Bond Index       Communications
                                                     Value Portfolio    Value Portfolio      Portfolio      Sector Portfolio
                                                    ------------------  ----------------  ----------------  ------------------
OPERATIONS
   Net investment income (loss)                                   $ -               $ -               $ -                 $ -
   Net realized gain (loss) on investments                          -                 -                 -                   -
   Net change in unrealized appreciation
      (depreciation) on investments                                 -                 -                 -                   -
                                                    ------------------  ----------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  -                 -                 -                   -
                                                    ------------------  ----------------  ----------------  ------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                         -                 -                 -                   -
   Policy withdrawals                                               -                 -                 -                   -
   Transfers between portfolios                                     -                 -                 -                   -
   Policyholder charges (Note 3)                                    -                 -                 -                   -
                                                    ------------------  ----------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                             -                 -                 -                   -
                                                    ------------------  ----------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                               -                 -                 -                   -

NET ASSETS BEGINNING OF PERIOD                                      -                 -                 -                   -
                                                    ------------------  ----------------  ----------------  ------------------

NET ASSETS END OF PERIOD                                          $ -               $ -               $ -                 $ -
--------------------------------------------------  ==================  ================  ================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                              -                 -                 -                   -

      Units Issued                                                  -                 -                 -                   -
      Units Redeemed                                                -                 -                 -                   -
                                                    ------------------  ----------------  ----------------  ------------------

Units Outstanding at December 31, 2004                              -                 -                 -                   -
                                                    ==================  ================  ================  ==================

(a) Inception date October 1, 2004.


                                                                              JNL/MCM
                                                          JNL/MCM            Enhanced           JNL/MCM            JNL/MCM
                                                      Consumer Brands      S&P 500 Stock   Financial Sector      Healthcare
                                                     Sector Portfolio     Index Portfolio      Portfolio       Sector Portfolio
                                                    --------------------  ---------------- ------------------  ----------------
OPERATIONS
   Net investment income (loss)                                     $ -               $ -                $ -               $ -
   Net realized gain (loss) on investments                            -                 -                  -                 -
   Net change in unrealized appreciation
      (depreciation) on investments                                   -                 -                  -                 -
                                                    --------------------  ---------------- ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                    -                 -                  -                 -
                                                    --------------------  ---------------- ------------------  ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                           -                 -                  -                 -
   Policy withdrawals                                                 -                 -                  -                 -
   Transfers between portfolios                                       -                 -                  -                 -
   Policyholder charges (Note 3)                                      -                 -                  -                 -
                                                    --------------------  ---------------- ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                               -                 -                  -                 -
                                                    --------------------  ---------------- ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                                 -                 -                  -                 -

NET ASSETS BEGINNING OF PERIOD                                        -                 -                  -                 -
                                                    --------------------  ---------------- ------------------  ----------------

NET ASSETS END OF PERIOD                                            $ -               $ -                $ -               $ -
--------------------------------------------------  ====================  ================ ==================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                                -                 -                  -                 -

      Units Issued                                                    -                 -                  -                 -
      Units Redeemed                                                  -                 -                  -                 -
                                                    --------------------  ---------------- ------------------  ----------------

Units Outstanding at December 31, 2004                                -                 -                  -                 -
                                                    ====================  ================ ==================  ================


                                                        JNL/MCM            JNL/MCM
                                                     International          JNL 5
                                                    Index Portfolio     Portfolio (a)
                                                    -----------------  ----------------
OPERATIONS
   Net investment income (loss)                                  $ -              $ 23
   Net realized gain (loss) on investments                         -                 -
   Net change in unrealized appreciation
      (depreciation) on investments                                -                 1
                                                    -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 -                24
                                                    -----------------  ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                        -                 -
   Policy withdrawals                                              -                 -
   Transfers between portfolios                                    -             8,281
   Policyholder charges (Note 3)                                   -              (170)
                                                    -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                            -             8,111
                                                    -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                              -             8,135

NET ASSETS BEGINNING OF PERIOD                                     -                 -
                                                    -----------------  ----------------

NET ASSETS END OF PERIOD                                         $ -           $ 8,135
--------------------------------------------------  =================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                             -                 -

      Units Issued                                                 -               761
      Units Redeemed                                               -               (16)
                                                    -----------------  ----------------

Units Outstanding at December 31, 2004                             -               745
                                                    =================  ================



                     See notes to the financial statements.


JNLNY Separate Account IV
Statements of Changes in Net Assets
For the period from March 8, 2004 (commencement of operations) through December 31, 2004


                                                   JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM
                                                  Oil & Gas        S&P 400 MidCap         S&P 500           Small Cap
                                               Sector Portfolio   Index Portfolio     Index Portfolio    Index Portfolio
                                               ----------------- -------------------  -----------------  -----------------
OPERATIONS
   Net investment income (loss)                            $ (9)                  3                 10                $ -
   Net realized gain (loss) on investments                  309                   1                  7                  -
   Net change in unrealized appreciation
      (depreciation) on investments                           -                  65                 19                  -
                                               ----------------- -------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          300                  69                 36                  -
                                               ----------------- -------------------  -----------------  -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                               2,810                   -                  -                  -
   Policy withdrawals                                         -                   -                  -                  -
   Transfers between portfolios                          (2,037)              1,554              1,554                  -
   Policyholder charges (Note 3)                         (1,073)                (38)               (38)                 -
                                               ----------------- -------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                    (300)              1,516              1,516                  -
                                               ----------------- -------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                         -               1,585              1,552                  -

NET ASSETS BEGINNING OF PERIOD                                -                   -                  -                  -
                                               ----------------- -------------------  -----------------  -----------------

NET ASSETS END OF PERIOD                                    $ -             $ 1,585            $ 1,552                $ -
---------------------------------------------  ================= ===================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                        -                   -                  -                  -

      Units Issued                                          332                 124                148                  -
      Units Redeemed                                       (332)                 (3)                (3)                 -
                                               ----------------- -------------------  -----------------  -----------------

Units Outstanding at December 31, 2004                        -                 121                145                  -
                                               ================= ===================  =================  =================


                                                     JNL/MCM            JNL/MCM        JNL/Oppenheimer         JNL/
                                                   Technology             VIP           Global Growth       Oppenheimer
                                                Sector Portfolio       Portfolio          Portfolio       Growth Portfolio
                                               -------------------- ----------------  ------------------  ----------------
OPERATIONS
   Net investment income (loss)                                $ -              $ -                 $ -               $ -
   Net realized gain (loss) on investments                       -                -                   -                 -
   Net change in unrealized appreciation
      (depreciation) on investments                              -                -                   -                 -
                                               -------------------- ----------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               -                -                   -                 -
                                               -------------------- ----------------  ------------------  ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                      -                -                   -                 -
   Policy withdrawals                                            -                -                   -                 -
   Transfers between portfolios                                  -                -                   -                 -
   Policyholder charges (Note 3)                                 -                -                   -                 -
                                               -------------------- ----------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                          -                -                   -                 -
                                               -------------------- ----------------  ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                            -                -                   -                 -

NET ASSETS BEGINNING OF PERIOD                                   -                -                   -                 -
                                               -------------------- ----------------  ------------------  ----------------

NET ASSETS END OF PERIOD                                       $ -              $ -                 $ -               $ -
---------------------------------------------  ==================== ================  ==================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -                -                   -                 -

      Units Issued                                               -                -                   -                 -
      Units Redeemed                                             -                -                   -                 -
                                               -------------------- ----------------  ------------------  ----------------

Units Outstanding at December 31, 2004                           -                -                   -                 -
                                               ==================== ================  ==================  ================


                                                    JNL/PIMCO        JNL/PPM America
                                                  Total Return         High Yield
                                                 Bond Portfolio      Bond Portfolio
                                               -------------------- ------------------
OPERATIONS
   Net investment income (loss)                                $ -                $ -
   Net realized gain (loss) on investments                       -                  -
   Net change in unrealized appreciation
      (depreciation) on investments                              -                  -
                                               -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               -                  -
                                               -------------------- ------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                      -                  -
   Policy withdrawals                                            -                  -
   Transfers between portfolios                                  -                  -
   Policyholder charges (Note 3)                                 -                  -
                                               -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                          -                  -
                                               -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                            -                  -

NET ASSETS BEGINNING OF PERIOD                                   -                  -
                                               -------------------- ------------------

NET ASSETS END OF PERIOD                                       $ -                $ -
---------------------------------------------  ==================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -                  -

      Units Issued                                               -                  -
      Units Redeemed                                             -                  -
                                               -------------------- ------------------

Units Outstanding at December 31, 2004                           -                  -
                                               ==================== ==================


                     See notes to the financial statements.


JNLNY Separate Account IV
Statements of Changes in Net Assets
For the period from March 8, 2004 (commencement of operations) through December 31, 2004


                                                                                                          JNL/Salomon
                                                                     JNL/Putnam         JNL/Putnam          Brothers
                                                  JNL/Putnam           Midcap             Value            High Yield
                                               Equity Portfolio   Growth Portfolio   Equity Portfolio    Bond Portfolio
                                               -----------------  -----------------  -----------------  -----------------
OPERATIONS
   Net investment income (loss)                             $ -                $ -                $ -                $ -
   Net realized gain (loss) on investments                    -                  -                  -                  -
   Net change in unrealized appreciation
      (depreciation) on investments                           -                  -                  -                  -
                                               -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            -                  -                  -                  -
                                               -----------------  -----------------  -----------------  -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                   -                  -                  -                  -
   Policy withdrawals                                         -                  -                  -                  -
   Transfers between portfolios                               -                  -                  -                  -
   Policyholder charges (Note 3)                              -                  -                  -                  -
                                               -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                       -                  -                  -                  -
                                               -----------------  -----------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                         -                  -                  -                  -

NET ASSETS BEGINNING OF PERIOD                                -                  -                  -                  -
                                               -----------------  -----------------  -----------------  -----------------

NET ASSETS END OF PERIOD                                    $ -                $ -                $ -                $ -
---------------------------------------------  =================  =================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                        -                  -                  -                  -

      Units Issued                                            -                  -                  -                  -
      Units Redeemed                                          -                  -                  -                  -
                                               -----------------  -----------------  -----------------  -----------------

Units Outstanding at December 31, 2004                        -                  -                  -                  -
                                               =================  =================  =================  =================


                                                                       JNL/Salomon
                                                                        Brothers
                                                  JNL/Salomon        U.S. Government      JNL/Select        JNL/Select
                                               Brothers Strategic       & Quality          Balanced       Global Growth
                                                 Bond Portfolio      Bond Portfolio       Portfolio         Portfolio
                                               -------------------  ------------------  ---------------  -----------------
OPERATIONS
   Net investment income (loss)                               $ -                $ (4)            $ (2)               $ -
   Net realized gain (loss) on investments                      -                  13               80                  -
   Net change in unrealized appreciation
      (depreciation) on investments                             -                   -                -                  -
                                               -------------------  ------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              -                   9               78                  -
                                               -------------------  ------------------  ---------------  -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                     -                   -                -                  -
   Policy withdrawals                                           -                   -                -                  -
   Transfers between portfolios                                 -                 358               38                  -
   Policyholder charges (Note 3)                                -                (367)            (116)                 -
                                               -------------------  ------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                         -                  (9)             (78)                 -
                                               -------------------  ------------------  ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                           -                   -                -                  -

NET ASSETS BEGINNING OF PERIOD                                  -                   -                -                  -
                                               -------------------  ------------------  ---------------  -----------------

NET ASSETS END OF PERIOD                                      $ -                 $ -              $ -                $ -
---------------------------------------------  ===================  ==================  ===============  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          -                   -                -                  -

      Units Issued                                              -                 202               83                  -
      Units Redeemed                                            -                (202)             (83)                 -
                                               -------------------  ------------------  ---------------  -----------------

Units Outstanding at December 31, 2004                          -                   -                -                  -
                                               ===================  ==================  ===============  =================



                                                  JNL/Select         JNL/Select
                                                  Large Cap         Money Market
                                                  Portfolio          Portfolio
                                               -----------------  -----------------
OPERATIONS
   Net investment income (loss)                             $ -                $ -
   Net realized gain (loss) on investments                    -                  -
   Net change in unrealized appreciation
      (depreciation) on investments                           -                  -
                                               -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            -                  -
                                               -----------------  -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                   -                  -
   Policy withdrawals                                         -                  -
   Transfers between portfolios                               -                  -
   Policyholder charges (Note 3)                              -                  -
                                               -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                       -                  -
                                               -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                         -                  -

NET ASSETS BEGINNING OF PERIOD                                -                  -
                                               -----------------  -----------------

NET ASSETS END OF PERIOD                                    $ -                $ -
---------------------------------------------  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                        -                  -

      Units Issued                                            -                  -
      Units Redeemed                                          -                  -
                                               -----------------  -----------------

Units Outstanding at December 31, 2004                        -                  -
                                               =================  =================



                     See notes to the financial statements.


JNLNY Separate Account IV
Statements of Changes in Net Assets
For the period from March 8, 2004 (commencement of operations) through December 31, 2004

                                            JNL/Select         JNL/T. Rowe         JNL/T. Rowe          JNL/
                                               Value        Price Established     Price Mid-Cap     T. Rowe Price
                                             Portfolio       Growth Portfolio    Growth Portfolio  Value Portfolio
                                          ----------------  -------------------  ----------------- ----------------
OPERATIONS
   Net investment income (loss)                       $ -                  $ -                $ -             $ (7)
   Net realized gain (loss) on investments              -                    -                  -              325
   Net change in unrealized appreciation
      (depreciation) on investments                     -                    -                  -                -
                                          ----------------  -------------------  ----------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      -                    -                  -              318
                                          ----------------  -------------------  ----------------- ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             -                    -                  -            5,620
   Policy withdrawals                                   -                    -                  -                -
   Transfers between portfolios                         -                    -                  -           (5,446)
   Policyholder charges (Note 3)                        -                    -                  -             (492)
                                          ----------------  -------------------  ----------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 -                    -                  -             (318)
                                          ----------------  -------------------  ----------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   -                    -                  -                -

NET ASSETS BEGINNING OF PERIOD                          -                    -                  -                -
                                          ----------------  -------------------  ----------------- ----------------

NET ASSETS END OF PERIOD                              $ -                  $ -                $ -              $ -
----------------------------------------  ================  ===================  ================= ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  -                    -                  -                -

      Units Issued                                      -                    -                  -              582
      Units Redeemed                                    -                    -                  -             (582)
                                          ----------------  -------------------  ----------------- ----------------

Units Outstanding at December 31, 2004                  -                    -                  -                -
                                          ================  ===================  ================= ================


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account IV (the "Separate Account") on November 30,
1998. The Separate Account commenced operations on March 8, 2004, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable universal life contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The
Separate Account contained forty-six (46) Portfolios during 2005, but currently contains forty-five (45) Portfolios as of December 31, 2005, each of which invests in the following series of mutual funds ("Funds"):

--------------------------------------------------------------------------------------------------------------------
                              JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                            JNL/MCM S&P 500 Index Fund*
JNL/AIM Real Estate Fund                                 JNL/MCM Small Cap Index Fund*
JNL/AIM Small Cap Growth Fund                            JNL/Oppenheimer Global Growth Fund
JNL/Alger Growth Fund                                    JNL/Oppenheimer Growth Fund
JNL/Alliance Capital Growth Fund (1)                     JNL/PIMCO Total Return Bond Fund
JNL/Eagle Core Equity Fund                               JNL/Putnam Equity Fund
JNL/Eagle SmallCap Equity Fund                           JNL/Putnam Midcap Growth Fund
JNL/FMR Balanced Fund                                    JNL/Putnam Value Equity Fund
JNL/FMR Capital Growth Fund                              JNL/Salomon Brothers High Yield Bond Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/Salomon Brothers Strategic Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/JPMorgan International Equity Fund                   JNL/Select Balanced Fund
JNL/JPMorgan International Value Fund                    JNL/Select Global Growth Fund
JNL/Lazard Mid Cap Value Fund                            JNL/Select Large Cap Growth Fund
JNL/Lazard Small Cap Value Fund                          JNL/Select Money Market Fund
JNL/MCM Bond Index Fund*                                 JNL/Select Value Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/T. Rowe Price Established Growth Fund
JNL/MCM International Index Fund*                        JNL/T. Rowe Price Mid Cap Growth Fund
JNL/MCM S&P 400 MidCap Fund*                             JNL/T. Rowe Price Value Fund



---------------------------------------------------------
        JNL VARIABLE FUND LLC
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM VIP Fund*



* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1)  This fund is no longer available as of December 31, 2005.

NOTE 1 - ORGANIZATION (CONTINUED)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2005, the following acquisitions were accomplished at no cost to the policyholders:

-------------------------------------------------------------- -------------------------------------------- -----------------------
ACQUIRED PORTFOLIO                                             ACQUIRING PORTFOLIO                          DATE OF ACQUISITION
-------------------------------------------------------------- -------------------------------------------- -----------------------
-------------------------------------------------------------- -------------------------------------------- -----------------------
JNL/Alliance Capital Growth Fund                               JNL/T. Rowe Price Established Growth Fund    April 28, 2005
-------------------------------------------------------------- -------------------------------------------- -----------------------

During the year ended December 31, 2005, the following funds changes names:

-------------------------------------------------------------- -------------------------------------------- -----------------------
PRIOR PORTFOLIO NAME                                           CURRENT PORTFOLIO NAME                       EFFECTIVE DATE
-------------------------------------------------------------- -------------------------------------------- -----------------------
-------------------------------------------------------------- -------------------------------------------- -----------------------
JNL/Putnam International Equity Fund                           JNL/JPMorgan International Equity Fund (2)   May 2, 2005
-------------------------------------------------------------- -------------------------------------------- -----------------------
-------------------------------------------------------------- -------------------------------------------- -----------------------
JNL/MCM Energy Sector Fund                                     JNL/MCM Oil & Gas Sector Fund                May 2, 2005
-------------------------------------------------------------- -------------------------------------------- -----------------------
-------------------------------------------------------------- -------------------------------------------- -----------------------
JNL/MCM Pharmaceutical/Healthcare Sector Fund                  JNL/MCM Healthcare Sector Fund               May 2, 2005
-------------------------------------------------------------- -------------------------------------------- -----------------------

(2) Name change due to change in sub adviser.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.90% for years 1-10, 0.25% for years 11-20 and 0% for years greater than 21 for the assumption of mortality and expense risks. The mortality risk assumed by Jackson
     National is that the insured may receive benefits greater than those anticipated by Jackson National. This charge is an expense of the Separate
     Account and is deducted daily from the net assets of the Separate Account.
     This is charged through the daily unit value calculation.

TRANSACTION CHARGES

Policy premium payments are reflected net of the following charges paid:

     SALES CHARGE
     A basic sales charge is deducted from each premium payment received. This sales charge is not to exceed 6% of each premium in all years. Total sales charges deducted from premium payments for the years ended December 31, 2005 and 2004 amounted to $1,869 and $559, respectively.

     PREMIUM TAX CHARGE
     A premium tax charge in the amount of 2.5% is deducted from each premium payment. Premium taxes are paid to state and local governments.

     FEDERAL TAX CHARGE
     A federal tax charge of 1.25% is deducted from each premium payment.

     Total tax charges for the years ended December 31, 2005 and 2004 amounted to $1,573 and $326, respectively.

In addition to deductions for premium payments, cash value charges, if any, are assessed from the actual cash value of the policy. These charges are paid by redeeming units of the Separate Account held by the individual policyholder.

     COST OF INSURANCE CHARGE
     The cost of insurance varies with the amount of insurance, the insured's age, sex, risk class, and duration of the policy.

     MONTHLY POLICY CHARGE
     A monthly policy fee is assessed at $15 per month of policy years 1-3 and $7.50 per month thereafter.

     ADMINISTRATIVE CHARGE
     An administrative charge of 8 cents per thousand of the specified death benefit (policy face value) will be assessed in the first 10 policy years.

     NOTE 3 - POLICY CHARGES (CONTINUED)

     OPTIONAL RIDER CHARGES
     Types of optional riders include the following: Scheduled Term Insurance, Waiver of Monthly Deductions, Waiver of Specified Premium, Guaranteed
     Minimum Death Benefit, and Child Insurance Rider. For a full explanation of product optional riders please refer to the products prospectus.

     The total of cash value charges for the years ended December 31, 2005 and 2004 amounted to $17,098 and $2,294, respectively.

     CONTRACT CHARGES

     TRANSFER FEE CHARGE
     A transfer fee of $25 will apply to transfers made by policyholders between the portfolios in excess of 15 transfers in a contract year. Jackson
     National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values.

     RE-UNDERWRITING FEE CHARGE
     If a transaction under a policy requires underwriting approval after the commencement date a fee of $25 is assessed.

     ILLUSTRATION CHARGE
     One personalized illustration is free of charge each policy year. A fee of $25 will be assessed for any additional illustration request during the policy year.

     SURRENDER CHARGES

     During the first nine contract years, certain contracts include a provision for a charge upon the surrender, partial surrender or increase in the specified death benefit of the contract. The amount assessed under the contract terms, if any, depends upon the specified rate associated with the particular contract. The rate is determined based on a number of factors, including the insured's age, sex, underwriting risk classification, and the contract year of surrender. The surrender charges are assessed by Jackson
     National and withheld from the proceeds of the withdrawals.

     There were no contract charges assessed for the years ended December 31, 2005 and 2004.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2005, purchases and proceeds from sales of investments are as follows:


                              JNL SERIES TRUST
                                                                             PROCEEDS
                                                              PURCHASES     FROM SALES
JNL/AIM Large Cap Growth Fund                                    $    439        $     1
JNL/AIM Small Cap Growth Fund                                       4,896            172
JNL/Alger Growth Fund                                                 951            123
JNL/Eagle Core Equity Fund                                             16              9
JNL/Eagle Small Cap Equity Fund                                     2,501            288
JNL/FMR Balanced Fund                                                 370              4
JNL/JPMorgan International Equity Fund                                848            135
JNL/JPMorgan International Value Fund                               3,126            348
JNL/Lazard Mid Cap Value Fund                                      13,016            824
JNL/Lazard Small Cap Value Fund                                    17,276            891
JNL/MCM Bond Index Fund                                                16              9
JNL/MCM Enhanced S&P Stock Index Fund                                 739             11
JNL/MCM International Index Fund                                    3,000              6
JNL/MCM S&P 400 MidCap Index Fund                                  12,184          7,527




                                                                            PROCEEDS
                                                           PURCHASES      FROM SALES
JNL/MCM S&P 500 Index Fund                                    $  24,048      $   1,702
JNL/Oppenheimer Global Growth Fund                               24,092          1,046
JNL/Oppenheimer Growth Fund                                         848            140
JNL/PIMCO Total Return Bond Fund                                    528             97
JNL/Putnam Midcap Growth Fund                                       915            409
JNL/Salomon Brothers High Yield Bond Fund                         2,201             20
JNL/Salomon Brothers Strategic Bond Fund                          1,794             32
JNL/Salomon Brothers U.S. Government & Quality Bond
Fund                                                                925             23
JNL/Select Balanced Fund                                            725            163
JNL/T. Rowe Price Established Growth Fund                        21,755            955
JNL/T. Rowe Price Mid Cap Growth Fund                            11,002            417
JNL/T. Rowe Price Value Fund                                        207            118




------------------------------------------------------------------------------------------
                            JNL VARIABLE FUND LLC
                                                                             PROCEEDS
                                                              PURCHASES     FROM SALES
JNL/MCM Financial Sector Fund                                    $    389       $     47
JNL/MCM Healthcare Sector Fund                                      1,175            184
JNL/MCM JNL 5 Fund                                                137,320         20,997


---------------------------------------------------------------------------------------

                                                                           PROCEEDS
                                                           PURCHASES      FROM SALES
JNL/MCM Oil & Gas Sector Fund                                 $   7,025      $   2,943
JNL/MCM VIP Fund                                                 16,540          4,343



JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 5 - INSURANCE CHARGES
   The following is a summary of insurance charges for the period ended December 31, 2005:


                      JNL/            JNL/AIM          JNL/              JNL/        JNL/Alliance
                  AIM Large Cap     Real Estate    AIM Small Cap     Alger Growth    Capital Growth  JNL/Eagle Core
                 Growth Portfolio    Portfolio    Growth Portfolio    Portfolio        Portfolio     Equity Portfolio
                 ----------------  -------------- ----------------  ---------------  --------------  ---------------
 M&E CLASS

     0.150                   $ -             $ -              $ -              $ -             $ -              $ -
     0.850                     -               -                -                -               -                -
     0.900                     1               -               34                5               -                -

                 ----------------  -------------- ----------------  ---------------  --------------  ---------------


     Total                   $ 1             $ -             $ 34              $ 5             $ -              $ -
                 ================  ============== ================  ===============  ==============  ===============



                                                                    JNL/Franklin      JNL/Goldman
                    JNL/Eagle           JNL/            JNL/          Templeton        Sachs Mid      JNL/JPMorgan
                    SmallCap        FMR Balanced    FMR Capital       Small Cap        Cap Value      International
                 Equity Portfolio    Portfolio      Growth PortfolioValue Portfolio    Portfolio     Equity Portfolio
                 ----------------  --------------- ---------------  --------------  ---------------- ----------------
 M&E CLASS

     0.150                   $ -              $ -             $ -             $ -               $ -              $ -
     0.850                     -                -               -               -                 -                -
     0.900                    13                1               -               -                 -                5

                 ----------------  --------------- ---------------  --------------  ---------------- ----------------


     Total                  $ 13              $ 1             $ -             $ -               $ -              $ 5
                 ================  =============== ===============  ==============  ================ ================


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 5 - INSURANCE CHARGES (CONTINUED)
   The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                  JNL/JPMorgan      JNL/Lazard       JNL/Lazard        JNL/MCM           JNL/MCM            JNL/MCM
                 International       Mid Cap         Small Cap        Bond Index      Communications    Consumer Brands
                 Value Portfolio  Value Portfolio Value Portfolio     Portfolio      Sector Portfolio  Sector Portfolio
                 ---------------  --------------- ----------------- ---------------  ----------------- ------------------
 M&E CLASS

    0.150                   $ -              $ -               $ -             $ -                $ -                $ -
    0.850                     -                -                 -               -                  -                  -
    0.900                     6               85               114               -                  -                  -

                 ---------------  --------------- ----------------- ---------------  ----------------- ------------------


     Total                  $ 6             $ 85             $ 114             $ -                $ -                $ -
                 ===============  =============== ================= ===============  ================= ==================



                      JNL/MCM
                     Enhanced           JNL/MCM           JNL/MCM         JNL/MCM          JNL/MCM          JNL/MCM
                   S&P 500 Stock    Financial Sector     Healthcare    International        JNL 5        Oil & Gas Sector
                  Index Portfolio      Portfolio       Sector PortfolioIndex Portfolio    Portfolio        Portfolio
                 ------------------ -----------------  --------------- ---------------  ---------------  ---------------
 M&E CLASS

    0.150                      $ -               $ -              $ -             $ -              $ -              $ -
    0.850                        -                 -                -               -                -                -
    0.900                        2                 1                4               6              814               14

                 ------------------ -----------------  --------------- ---------------  ---------------  ---------------


     Total                     $ 2               $ 1              $ 4             $ 6            $ 814             $ 14
                 ================== =================  =============== ===============  ===============  ===============



JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 5 - INSURANCE CHARGES (CONTINUED)
   The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                      JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM      JNL/Oppenheimer
                   S&P 400 MidCap      S&P 500          Small Cap         Technology           VIP         Global Growth
                  Index Portfolio   Index Portfolio  Index Portfolio   Sector Portfolio     Portfolio        Portfolio
                  ----------------- ---------------  ----------------  ----------------- ---------------- -----------------
 M&E CLASS

     0.150                     $ -             $ -               $ -                $ -              $ -               $ -
     0.850                       -               -                 -                  -                -                 -
     0.900                      47             164                 -                  -               63               161

                  ----------------- ---------------  ----------------  ----------------- ---------------- -----------------


     Total                    $ 47           $ 164               $ -                $ -             $ 63             $ 161
                  ================= ===============  ================  ================= ================ =================



                                                                                                                JNL/Salomon
                        JNL/            JNL/PIMCO                          JNL/Putnam         JNL/Putnam          Brothers
                    Oppenheimer       Total Return       JNL/Putnam          Midcap              Value           High Yield
                  Growth Portfolio   Bond Portfolio   Equity Portfolio   Growth Portfolio  Equity Portfolio    Bond Portfolio
                  -----------------  ---------------- -----------------  ----------------  ------------------ -----------------
 M&E CLASS

     0.150                     $ -               $ -               $ -               $ -                 $ -               $ -
     0.850                       -                 -                 -                 -                   -                 -
     0.900                       5                 2                 -                 2                   -                 7

                  -----------------  ---------------- -----------------  ----------------  ------------------ -----------------


     Total                     $ 5               $ 2               $ -               $ 2                 $ -               $ 7
                  =================  ================ =================  ================  ================== =================


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 5 - INSURANCE CHARGES (CONTINUED)
   The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                       JNL/Salomon
                                        Brothers
                    JNL/Salomon      U.S. Government      JNL/Select        JNL/Select        JNL/Select        JNL/Select
                 Brothers Strategic     & Quality          Balanced        Global Growth      Large Cap        Money Market
                  Bond Portfolio     Bond Portfolio        Portfolio         Portfolio      Growth Portfolio    Portfolio
                 ------------------ ------------------  ----------------  ----------------  ---------------  -----------------
 M&E CLASS

     0.150                     $ -                $ -               $ -               $ -              $ -                $ -
     0.850                       -                  -                 -                 -                -                  -
     0.900                       6                  1                 1                 -                -                  -

                 ------------------ ------------------  ----------------  ----------------  ---------------  -----------------


     Total                     $ 6                $ 1               $ 1               $ -              $ -                $ -
                 ================== ==================  ================  ================  ===============  =================



                    JNL/Select         JNL/T. Rowe        JNL/T. Rowe          JNL/
                      Value         Price Established    Price Mid-Cap    T. Rowe Price
                    Portfolio        Growth Portfolio   Growth Portfolio  Value Portfolio
                 -----------------  ------------------- ----------------  ---------------
 M&E CLASS

     0.150                    $ -                  $ -              $ -              $ -
     0.850                      -                    -                -                -
     0.900                      -                  149               76                -

                 -----------------  ------------------- ----------------  ---------------


     Total                    $ -                $ 149             $ 76              $ -
                 =================  =================== ================  ===============


 JNLNY SEPARATE ACCOUNT IV
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS

  The following is a summary of accumulation unit values as of December 31, 2005:


                      JNL/            JNL/AIM            JNL/              JNL/         JNL/Alliance
                 AIM Large Cap      Real Estate      AIM Small Cap     Alger Growth    Capital Growth   JNL/Eagle Core
                Growth Portfolio     Portfolio      Growth Portfolio    Portfolio        Portfolio      Equity Portfolio
                ----------------- ----------------  ----------------  ---------------  ---------------  ----------------
 M&E CLASS

    0.150              12.569223        11.708362         13.550122        22.432168                -         20.047677
    0.850              12.207403        11.654138         13.160077        20.884313                -         18.785037
    0.900              12.184802        11.650272         13.132736        20.790349                -         18.843788



                                                                           JNL/Franklin       JNL/Goldman
                    JNL/Eagle             JNL/              JNL/            Templeton          Sachs Mid        JNL/JPMorgan
                     SmallCap         FMR Balanced      FMR Capital         Small Cap          Cap Value       International
                 Equity Portfolio      Portfolio       Growth Portfolio  Value Portfolio       Portfolio      Equity Portfolio
                ------------------- ----------------- -----------------  -----------------  ----------------- -----------------
 M&E CLASS

    0.150                22.658174         12.020425         25.648267          11.029022          11.388666         17.165760
    0.850                21.231129         11.552781         23.808084          10.977961          11.335928         15.934187
    0.900                21.127511         11.527881         23.682201          10.974323          11.332174         15.850466



  The following is a summary of accumulation units outstanding as of December 31, 2005:


                      JNL/            JNL/AIM            JNL/              JNL/         JNL/Alliance
                 AIM Large Cap      Real Estate      AIM Small Cap     Alger Growth    Capital Growth   JNL/Eagle Core
                Growth Portfolio     Portfolio      Growth Portfolio    Portfolio        Portfolio      Equity Portfolio
                ----------------- ----------------  ----------------  ---------------  ---------------  ----------------
 M&E CLASS

    0.150                      -                -                 -                -                -                 -
    0.850                      -                -                 -                -                -                 -
    0.900                     38                -               401               47                -                 1

                ----------------- ----------------  ----------------  ---------------  ---------------  ----------------


    Total                     38                -               401               47                -                 1
                ================= ================  ================  ===============  ===============  ================


                                                                           JNL/Franklin       JNL/Goldman
                    JNL/Eagle             JNL/              JNL/            Templeton          Sachs Mid        JNL/JPMorgan
                     SmallCap         FMR Balanced      FMR Capital         Small Cap          Cap Value       International
                 Equity Portfolio      Portfolio       Growth Portfolio  Value Portfolio       Portfolio      Equity Portfolio
                ------------------- ----------------- -----------------  -----------------  ----------------- -----------------
 M&E CLASS

    0.150                        -                 -                 -                  -                  -                 -
    0.850                        -                 -                 -                  -                  -                 -
    0.900                      114                33                 -                  -                  -                49

                ------------------- ----------------- -----------------  -----------------  ----------------- -----------------


    Total                      114                33                 -                  -                  -                49
                =================== ================= =================  =================  ================= =================


  The following is a summary of net assets as of December 31, 2005:


                      JNL/            JNL/AIM            JNL/              JNL/         JNL/Alliance
                 AIM Large Cap      Real Estate      AIM Small Cap     Alger Growth    Capital Growth   JNL/Eagle Core
                Growth Portfolio     Portfolio      Growth Portfolio    Portfolio        Portfolio      Equity Portfolio
                ----------------- ----------------  ----------------  ---------------  ---------------  ----------------
 M&E CLASS

    0.150                    $ -              $ -               $ -              $ -              $ -               $ -
    0.850                      -                -                 -                -                -                 -
    0.900                    464                -             5,271              975                -                 8

                ----------------- ----------------  ----------------  ---------------  ---------------  ----------------


    Total                  $ 464              $ -           $ 5,271            $ 975              $ -               $ 8
                ================= ================  ================  ===============  ===============  ================


                                                                           JNL/Franklin       JNL/Goldman
                    JNL/Eagle             JNL/              JNL/            Templeton          Sachs Mid        JNL/JPMorgan
                     SmallCap         FMR Balanced      FMR Capital         Small Cap          Cap Value       International
                 Equity Portfolio      Portfolio       Growth Portfolio  Value Portfolio       Portfolio      Equity Portfolio
                ------------------- ----------------- -----------------  -----------------  ----------------- -----------------
 M&E CLASS

    0.150                      $ -               $ -               $ -                $ -                $ -               $ -
    0.850                        -                 -                 -                  -                  -                 -
    0.900                    2,418               382                 -                  -                  -               782

                ------------------- ----------------- -----------------  -----------------  ----------------- -----------------


    Total                  $ 2,418             $ 382               $ -                $ -                $ -             $ 782
                =================== ================= =================  =================  ================= =================


 JNLNY SEPARATE ACCOUNT IV
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                    JNL/JPMorgan       JNL/Lazard       JNL/Lazard         JNL/MCM           JNL/MCM             JNL/MCM
                   International        Mid Cap         Small Cap        Bond Index       Communications     Consumer Brands
                  Value Portfolio    Value Portfolio  Value Portfolio     Portfolio      Sector Portfolio   Sector Portfolio
                  -----------------  ---------------  ---------------  ----------------  -----------------  ------------------
 M&E CLASS

     0.150               13.714953        20.734222        16.915862         11.815235           4.998395           11.551310
     0.850               12.982944        19.627564        16.013000         11.492302           4.776011           11.037398
     0.900               12.966867        19.549125        15.950728         11.518325           4.761086           11.002881


                       JNL/MCM
                      Enhanced           JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM
                    S&P 500 Stock    Financial Sector    Healthcare     International        JNL 5        Oil & Gas Sector
                   Index Portfolio      Portfolio      Sector PortfolioIndex Portfolio     Portfolio         Portfolio
                  ------------------ ----------------  --------------- ---------------- ----------------  -----------------
 M&E CLASS

     0.150                 9.399347        13.976469        12.593012        16.098853        12.117530          25.859913
     0.850                 8.973254        13.354654        12.032744        15.658841        12.012942          24.709392
     0.900                 8.940821        13.351496        12.009391        15.628400        12.005779          24.647451



  The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                    JNL/JPMorgan       JNL/Lazard       JNL/Lazard         JNL/MCM           JNL/MCM             JNL/MCM
                   International        Mid Cap         Small Cap        Bond Index       Communications     Consumer Brands
                  Value Portfolio    Value Portfolio  Value Portfolio     Portfolio      Sector Portfolio   Sector Portfolio
                  -----------------  ---------------  ---------------  ----------------  -----------------  ------------------
 M&E CLASS

     0.150                       -                -                -                 -                  -                   -
     0.850                       -                -                -                 -                  -                   -
     0.900                     227              690            1,103                 1                  -                   -

                  -----------------  ---------------  ---------------  ----------------  -----------------  ------------------


     Total                     227              690            1,103                 1                  -                   -
                  =================  ===============  ===============  ================  =================  ==================


                       JNL/MCM
                      Enhanced           JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM
                    S&P 500 Stock    Financial Sector    Healthcare     International        JNL 5        Oil & Gas Sector
                   Index Portfolio      Portfolio      Sector PortfolioIndex Portfolio     Portfolio         Portfolio
                  ------------------ ----------------  --------------- ---------------- ----------------  -----------------
 M&E CLASS

     0.150                        -                -                -                -                -                  -
     0.850                        -                -                -                -                -                  -
     0.900                       83               28               85              200           11,744                146

                  ------------------ ----------------  --------------- ---------------- ----------------  -----------------


     Total                       83               28               85              200           11,744                146
                  ================== ================  =============== ================ ================  =================


  The following is a summary of net assets as of December 31, 2005 (continued):


                    JNL/JPMorgan       JNL/Lazard       JNL/Lazard         JNL/MCM           JNL/MCM             JNL/MCM
                   International        Mid Cap         Small Cap        Bond Index       Communications     Consumer Brands
                  Value Portfolio    Value Portfolio  Value Portfolio     Portfolio      Sector Portfolio   Sector Portfolio
                  -----------------  ---------------  ---------------  ----------------  -----------------  ------------------
 M&E CLASS

     0.150                     $ -              $ -              $ -               $ -                $ -                 $ -
     0.850                       -                -                -                 -                  -                   -
     0.900                   2,948           13,499           17,585                 7                  -                   -

                  -----------------  ---------------  ---------------  ----------------  -----------------  ------------------


     Total                 $ 2,948         $ 13,499         $ 17,585               $ 7                $ -                 $ -
                  =================  ===============  ===============  ================  =================  ==================


                       JNL/MCM
                      Enhanced           JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM
                    S&P 500 Stock    Financial Sector    Healthcare     International        JNL 5        Oil & Gas Sector
                   Index Portfolio      Portfolio      Sector PortfolioIndex Portfolio     Portfolio         Portfolio
                  ------------------ ----------------  --------------- ---------------- ----------------  -----------------
 M&E CLASS

     0.150                      $ -              $ -              $ -              $ -              $ -                $ -
     0.850                        -                -                -                -                -                  -
     0.900                      743              373            1,021            3,133          140,992              3,601

                  ------------------ ----------------  --------------- ---------------- ----------------  -----------------


     Total                    $ 743            $ 373          $ 1,021          $ 3,133        $ 140,992            $ 3,601
                  ================== ================  =============== ================ ================  =================


 JNLNY SEPARATE ACCOUNT IV
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                      JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM       JNL/Oppenheimer
                  S&P 400 MidCap      S&P 500          Small Cap        Technology            VIP          Global Growth
                  Index Portfolio  Index Portfolio  Index Portfolio   Sector Portfolio     Portfolio         Portfolio
                  ---------------- ---------------  ----------------  ----------------  ----------------  -----------------
 M&E CLASS

     0.150              15.048714       11.462028         14.332697          6.378130         12.207485          13.605426
     0.850              14.637405       11.148754         13.940957          6.094366         12.102127          13.167996
     0.900              14.608014       11.125182         13.913683          6.075313         12.094139          13.137532



                                                                                                               JNL/Salomon
                        JNL/            JNL/PIMCO                           JNL/Putnam         JNL/Putnam        Brothers
                     Oppenheimer       Total Return      JNL/Putnam           Midcap             Value          High Yield
                  Growth Portfolio    Bond Portfolio   Equity Portfolio  Growth Portfolio   Equity Portfolio   Bond Portfolio
                  ------------------  ---------------  ----------------  -----------------  ----------------- ---------------
 M&E CLASS

     0.150                 9.436694        15.804809         25.287237           9.102631          23.943879       14.694875
     0.850                 9.133299        14.961260         23.472961           8.748500          22.225992       13.910554
     0.900                 9.112160        14.915980         23.348939           8.722094          22.108566       13.855705



  The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                      JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM       JNL/Oppenheimer
                  S&P 400 MidCap      S&P 500          Small Cap        Technology            VIP          Global Growth
                  Index Portfolio  Index Portfolio  Index Portfolio   Sector Portfolio     Portfolio         Portfolio
                  ---------------- ---------------  ----------------  ----------------  ----------------  -----------------
 M&E CLASS

     0.150                      -               -                 -                 -                 -                  -
     0.850                      -               -                 -                 -                 -                  -
     0.900                    464           2,289                 -                 -             1,107              2,060

                  ---------------- ---------------  ----------------  ----------------  ----------------  -----------------


     Total                    464           2,289                 -                 -             1,107              2,060
                  ================ ===============  ================  ================  ================  =================

                                                                                                               JNL/Salomon
                        JNL/            JNL/PIMCO                           JNL/Putnam         JNL/Putnam        Brothers
                     Oppenheimer       Total Return      JNL/Putnam           Midcap             Value          High Yield
                  Growth Portfolio    Bond Portfolio   Equity Portfolio  Growth Portfolio   Equity Portfolio   Bond Portfolio
                  ------------------  ---------------  ----------------  -----------------  ----------------- ---------------
 M&E CLASS

     0.150                        -                -                 -                  -                  -               -
     0.850                        -                -                 -                  -                  -               -
     0.900                       86               30                 -                 64                  -             158

                  ------------------  ---------------  ----------------  -----------------  ----------------- ---------------


     Total                       86               30                 -                 64                  -             158
                  ==================  ===============  ================  =================  ================= ===============



  The following is a summary of net assets as of December 31, 2005 (continued):


                      JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM       JNL/Oppenheimer
                  S&P 400 MidCap      S&P 500          Small Cap        Technology            VIP          Global Growth
                  Index Portfolio  Index Portfolio  Index Portfolio   Sector Portfolio     Portfolio         Portfolio
                  ---------------- ---------------  ----------------  ----------------  ----------------  -----------------
 M&E CLASS

     0.150                    $ -             $ -               $ -               $ -               $ -                $ -
     0.850                      -               -                 -                 -                 -                  -
     0.900                  6,773          25,463                 -                 -            13,398             27,072

                  ---------------- ---------------  ----------------  ----------------  ----------------  -----------------


     Total                $ 6,773        $ 25,463               $ -               $ -          $ 13,398           $ 27,072
                  ================ ===============  ================  ================  ================  =================


                                                                                                               JNL/Salomon
                        JNL/            JNL/PIMCO                           JNL/Putnam         JNL/Putnam        Brothers
                     Oppenheimer       Total Return      JNL/Putnam           Midcap             Value          High Yield
                  Growth Portfolio    Bond Portfolio   Equity Portfolio  Growth Portfolio   Equity Portfolio   Bond Portfolio
                  ------------------  ---------------  ----------------  -----------------  ----------------- ---------------
 M&E CLASS

     0.150                      $ -              $ -               $ -                $ -                $ -             $ -
     0.850                        -                -                 -                  -                  -               -
     0.900                      789              434                 -                559                  -           2,189

                  ------------------  ---------------  ----------------  -----------------  ----------------- ---------------


     Total                    $ 789            $ 434               $ -              $ 559                $ -         $ 2,189
                  ==================  ===============  ================  =================  ================= ===============


 JNLNY SEPARATE ACCOUNT IV
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                         JNL/Salomon
                                           Brothers
                     JNL/Salomon       U.S. Government      JNL/Select        JNL/Select        JNL/Select        JNL/Select
                   Brothers Strategic      & Quality         Balanced       Global Growth       Large Cap        Money Market
                    Bond Portfolio      Bond Portfolio       Portfolio        Portfolio      Growth Portfolio     Portfolio
                   -----------------  ------------------- ----------------  ---------------  -----------------  ---------------
 M&E CLASS

     0.150                21.994832            18.344765        27.867979        27.233313          31.447766        14.462893
     0.850                20.416778            17.028594        25.868555        25.279410          29.191503        13.425227
     0.900                20.306967            17.012125        25.814461        25.145745          29.037144        13.354305


                      JNL/Select         JNL/T. Rowe        JNL/T. Rowe           JNL/
                         Value        Price Established    Price Mid-Cap     T. Rowe Price
                       Portfolio       Growth Portfolio   Growth Portfolio   Value Portfolio
                   ------------------ ------------------- -----------------  ---------------
 M&E CLASS

     0.150                 18.389963           31.468098         43.945757        15.017674
     0.850                 17.976052           29.210371         40.792809        14.433435
     0.900                 17.947225           29.055701         40.577277        14.441114



  The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                         JNL/Salomon
                                           Brothers
                     JNL/Salomon       U.S. Government      JNL/Select        JNL/Select        JNL/Select        JNL/Select
                   Brothers Strategic      & Quality         Balanced       Global Growth       Large Cap        Money Market
                    Bond Portfolio      Bond Portfolio       Portfolio        Portfolio      Growth Portfolio     Portfolio
                   -----------------  ------------------- ----------------  ---------------  -----------------  ---------------
 M&E CLASS

     0.150                        -                    -                -                -                  -                -
     0.850                        -                    -                -                -                  -                -
     0.900                       88                   54               22                -                  -                -

                   -----------------  ------------------- ----------------  ---------------  -----------------  ---------------


      Total                      88                   54               22                -                  -                -
                   =================  =================== ================  ===============  =================  ===============


                      JNL/Select         JNL/T. Rowe        JNL/T. Rowe           JNL/
                         Value        Price Established    Price Mid-Cap     T. Rowe Price
                       Portfolio       Growth Portfolio   Growth Portfolio   Value Portfolio
                   ------------------ ------------------- -----------------  ---------------
 M&E CLASS

     0.150                         -                   -                 -                -
     0.850                         -                   -                 -                -
     0.900                         -                 800               306                6

                   ------------------ ------------------- -----------------  ---------------


      Total                        -                 800               306                6
                   ================== =================== =================  ===============


  The following is a summary of net assets as of December 31, 2005 (continued):

                                         JNL/Salomon
                                           Brothers
                     JNL/Salomon       U.S. Government      JNL/Select        JNL/Select        JNL/Select        JNL/Select
                   Brothers Strategic      & Quality         Balanced       Global Growth       Large Cap        Money Market
                    Bond Portfolio      Bond Portfolio       Portfolio        Portfolio      Growth Portfolio     Portfolio
                   -----------------  ------------------- ----------------  ---------------  -----------------  ---------------
 M&E CLASS

     0.150                      $ -                  $ -              $ -              $ -                $ -              $ -
     0.850                        -                    -                -                -                  -                -
     0.900                    1,776                  909              589                -                  -                -

                   -----------------  ------------------- ----------------  ---------------  -----------------  ---------------


      Total                 $ 1,776                $ 909            $ 589              $ -                $ -              $ -
                   =================  =================== ================  ===============  =================  ===============


                      JNL/Select         JNL/T. Rowe        JNL/T. Rowe           JNL/
                         Value        Price Established    Price Mid-Cap     T. Rowe Price
                       Portfolio       Growth Portfolio   Growth Portfolio   Value Portfolio
                   ------------------ ------------------- -----------------  ---------------
 M&E CLASS

     0.150                       $ -                 $ -               $ -              $ -
     0.850                         -                   -                 -                -
     0.900                         -              23,239            12,399               99

                   ------------------ ------------------- -----------------  ---------------


      Total                      $ -            $ 23,239          $ 12,399             $ 99
                   ================== =================== =================  ===============


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended December 31, 2005 of unit values, total returns and expense ratios for variable universal life contracts in addition to certain other portfolio data.


                                          JNL/            JNL/AIM            JNL/               JNL/
                                     AIM Large Cap      Real Estate      AIM Small Cap      Alger Growth
                                    Growth Portfolio   Portfolio (a)    Growth Portfolio     Portfolio
                                    ----------------- ----------------- ----------------  -----------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 12.184802       $ 11.650272      $ 13.132736        $ 20.790349
  Total Return*                                6.54%            16.50%            7.76%             11.62%
  Ratio of Expenses**                          0.90%             0.90%            0.90%              0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                             $ 11.436990               n/a      $ 12.186918        $ 18.625788
  1 Total Return*                              6.76%               n/a            2.98%              1.40%
  Ratio of Expenses**                          0.90%               n/a            0.90%              0.90%
-----------------------------------



                                      JNL/Alliance                           JNL/Eagle          JNL/FMR
                                     Capital Growth     JNL/Eagle Core        SmallCap         Balanced
                                      Portfolio (b)    Equity Portfolio   Equity Portfolio     Portfolio
                                    ------------------ -----------------  ----------------- ----------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                               $ 9.487806       $ 18.843788        $ 21.127511      $ 11.527881
  Total Return*                                -8.81%             3.43%              1.77%            9.39%
  Ratio of Expenses**                           0.90%             0.90%              0.90%            0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                              $ 10.404021       $ 18.218234        $ 20.760234      $ 10.538134
  1 Total Return*                               4.00%             2.98%              9.44%            6.33%
  Ratio of Expenses**                           0.90%             0.90%              0.90%            0.90%
-----------------------------------



                                                         JNL/Franklin
                                         JNL/FMR          Templeton
                                     Capital Growth       Small Cap
                                        Portfolio       Value Portfolio (a)
                                    ------------------  ---------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                              $ 23.682201      $ 10.974323
  Total Return*                                 5.39%            9.74%
  Ratio of Expenses**                           0.90%            0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                              $ 22.470701              n/a
  1 Total Return*                              12.72%              n/a
  Ratio of Expenses**                           0.90%              n/a
-----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)  Commencement of operations May 2, 2005.

(b)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


                                          JNL/            JNL/AIM            JNL/               JNL/
                                     AIM Large Cap      Real Estate      AIM Small Cap      Alger Growth
                                    Growth Portfolio   Portfolio (a)    Growth Portfolio     Portfolio
                                    ----------------- ----------------- ----------------  -----------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 12.569223       $ 11.708362      $ 13.550122        $ 22.432168
  2 Total Return*                             10.53%            17.08%           14.83%             15.60%
  Ratio of Expenses**                          0.15%             0.15%            0.15%              0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                     n/a               n/a              n/a                n/a
   Total Return*                                 n/a               n/a              n/a                n/a
  Ratio of Expenses**                            n/a               n/a              n/a                n/a
-----------------------------------




                                      JNL/Alliance                           JNL/Eagle          JNL/FMR
                                     Capital Growth     JNL/Eagle Core        SmallCap         Balanced
                                      Portfolio (b)    Equity Portfolio   Equity Portfolio     Portfolio
                                    ------------------ -----------------  ----------------- ----------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                              $ 10.011351       $ 20.047677        $ 22.658174      $ 12.020425
  2 Total Return*                              -6.27%             5.73%              8.81%           13.05%
  Ratio of Expenses**                           0.15%             0.15%              0.15%            0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                      n/a               n/a                n/a              n/a
   Total Return*                                  n/a               n/a                n/a              n/a
  Ratio of Expenses**                             n/a               n/a                n/a              n/a
-----------------------------------



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

* Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)  Commencement of operations May 2, 2005.

(b)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.



                                          JNL/            JNL/AIM            JNL/               JNL/
                                     AIM Large Cap      Real Estate      AIM Small Cap      Alger Growth
                                    Growth Portfolio   Portfolio (a)    Growth Portfolio     Portfolio
                                    ----------------- ----------------- ----------------  -----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                     $ -               $ -              $ 5                $ 1
   Units Outstanding (in thousands)                -                 -                -                  -
   Investment Income Ratio *                   0.00%             0.00%            0.00%              0.10%

Period ended December 31, 2004

   Net Assets (in thousands)                     $ -               n/a              $ -                $ -
  Units Outstanding (in thousands)                 -               n/a                -                  -
  Investment Income Ratio*                     0.00%               n/a            0.00%              0.00%



                                      JNL/Alliance                           JNL/Eagle           JNL/
                                     Capital Growth     JNL/Eagle Core        SmallCap       FMR Balanced
                                      Portfolio (b)    Equity Portfolio   Equity Portfolio     Portfolio
                                    ------------------ -----------------  ----------------- ----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                      $ -               $ -                $ 2              $ -
   Units Outstanding (in thousands)                 -                 -                  -                -
   Investment Income Ratio *                    0.00%             0.00%              0.00%            0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                      $ -               $ -                $ -              $ -
  Units Outstanding (in thousands)                  -                 -                  -                -
  Investment Income Ratio*                      0.00%             0.00%              0.00%            0.00%



                                                         JNL/Franklin
                                          JNL/            Templeton
                                       FMR Capital        Small Cap
                                     Growth Portfolio   Value Portfolio (a)
                                    ------------------  ---------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                      $ -              $ -
   Units Outstanding (in thousands)                 -                -
   Investment Income Ratio *                    0.00%            0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                      $ -              n/a
  Units Outstanding (in thousands)                  -              n/a
  Investment Income Ratio*                      0.00%              n/a


* These amounts represent the dividends, excluding distributions of capital gains, recevied by the portfolio from the underlying mutual fund divided by average net assets.

(a)  Commencement of operations May 2, 2005.

(b)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                      JNL/Goldman       JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
                                     Sachs Mid Cap     International     International       Mid Cap
                                    Value Portfolio (a)Equity Portfolio Value Portfolio  Value Portfolio
                                    -----------------  ---------------  ---------------- ----------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 11.332174      $ 15.850466       $ 12.966867      $ 19.549125
  Total Return*                               13.32%            9.95%            18.19%            8.00%
  Ratio of Expenses**                          0.90%            0.90%             0.90%            0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                     n/a      $ 14.415999       $ 10.971048      $ 18.100570
  1 Total Return*                                n/a           11.01%            14.99%           14.93%
  Ratio of Expenses**                            n/a            0.90%             0.90%            0.90%
-----------------------------------


                                       JNL/Lazard         JNL/MCM           JNL/MCM             JNL/MCM
                                       Small Cap        Bond Index       Communications     Consumer Brands
                                    Value Portfolio      Portfolio      Sector Portfolio   Sector Portfolio
                                    ----------------- ----------------  -----------------  ------------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 15.950728      $ 11.518325         $ 4.761086         $ 11.002881
  Total Return*                                3.91%            1.56%              0.27%              -3.02%
  Ratio of Expenses**                          0.90%            0.90%              0.90%               0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                             $ 15.350523      $ 11.341466         $ 4.748186         $ 11.345986
  1 Total Return*                              8.56%            0.33%              5.97%               6.10%
  Ratio of Expenses**                          0.90%            0.90%              0.90%               0.90%
-----------------------------------



                                         JNL/MCM
                                        Enhanced           JNL/MCM
                                      S&P 500 Stock    Financial Sector
                                     Index Portfolio      Portfolio
                                    ------------------ -----------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                               $ 8.940821       $ 13.351496
  Total Return*                                 3.66%             5.67%
  Ratio of Expenses**                           0.90%             0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                               $ 8.624905       $ 12.634918
  1 Total Return*                               6.97%             4.95%
  Ratio of Expenses**                           0.90%             0.90%
-----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)  Commencement of operations May 2, 2005.


                                      JNL/Goldman       JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
                                     Sachs Mid Cap     International     International       Mid Cap
                                    Value Portfolio (a)Equity Portfolio Value Portfolio  Value Portfolio
                                    -----------------  ---------------  ---------------- ----------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 11.388666      $ 17.165760       $ 13.714953      $ 20.734222
  2 Total Return*                             13.89%           14.18%            21.49%           11.95%
  Ratio of Expenses**                          0.15%            0.15%             0.15%            0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                     n/a              n/a               n/a              n/a
   Total Return*                                 n/a              n/a               n/a              n/a
  Ratio of Expenses**                            n/a              n/a               n/a              n/a
-----------------------------------




                                       JNL/Lazard         JNL/MCM           JNL/MCM             JNL/MCM
                                       Small Cap        Bond Index       Communications     Consumer Brands
                                    Value Portfolio      Portfolio      Sector Portfolio   Sector Portfolio
                                    ----------------- ----------------  -----------------  ------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 16.915862      $ 11.815235         $ 4.998395         $ 11.551310
  2 Total Return*                             10.61%            2.08%              1.44%              -0.09%
  Ratio of Expenses**                          0.15%            0.15%              0.15%               0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                     n/a              n/a                n/a                 n/a
   Total Return*                                 n/a              n/a                n/a                 n/a
  Ratio of Expenses**                            n/a              n/a                n/a                 n/a
-----------------------------------


                                         JNL/MCM
                                        Enhanced           JNL/MCM
                                      S&P 500 Stock    Financial Sector
                                     Index Portfolio      Portfolio
                                    ------------------ -----------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                               $ 9.399347       $ 13.976469
  2 Total Return*                               6.68%             8.58%
  Ratio of Expenses**                           0.15%             0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                      n/a               n/a
   Total Return*                                  n/a               n/a
  Ratio of Expenses**                             n/a               n/a
-----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)  Commencement of operations May 2, 2005.



                                      JNL/Goldman
                                       Sachs Mid        JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
                                       Cap Value       International     International       Mid Cap
                                     Portfolio (a)     Equity Portfolio Value Portfolio  Value Portfolio
                                    -----------------  ---------------  ---------------- ----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                     $ -              $ 1               $ 3             $ 13
   Units Outstanding (in thousands)                -                -                 -                1
   Investment Income Ratio *                   0.00%            1.95%             0.73%           11.33%

Period ended December 31, 2004

   Net Assets (in thousands)                     n/a              $ -               $ -              $ -
  Units Outstanding (in thousands)               n/a                -                 -                -
  Investment Income Ratio*                       n/a            0.00%             0.00%            0.00%



                                       JNL/Lazard         JNL/MCM           JNL/MCM             JNL/MCM
                                       Small Cap        Bond Index       Communications     Consumer Brands
                                    Value Portfolio      Portfolio      Sector Portfolio   Sector Portfolio
                                    ----------------- ----------------  -----------------  ------------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                    $ 18              $ -                $ -                 $ -
   Units Outstanding (in thousands)                1                -                  -                   -
   Investment Income Ratio *                   5.29%            0.00%              0.00%               0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                     $ -              $ -                $ -                 $ -
  Units Outstanding (in thousands)                 -                -                  -                   -
  Investment Income Ratio*                     0.00%            0.00%              0.00%               0.00%



                                         JNL/MCM
                                        Enhanced           JNL/MCM
                                      S&P 500 Stock    Financial Sector
                                     Index Portfolio      Portfolio
                                    ------------------ -----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                      $ 1               $ -
   Units Outstanding (in thousands)                 -                 -
   Investment Income Ratio *                   11.09%             2.75%

Period ended December 31, 2004

   Net Assets (in thousands)                      $ -               $ -
  Units Outstanding (in thousands)                  -                 -
  Investment Income Ratio*                      0.00%             0.00%


* These amounts represent the dividends, excluding distributions of capital gains, recevied by the portfolio from the underlying mutual fund divided by average net assets.

(a)  Commencement of operations May 2, 2005.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                        JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
                                       Healthcare      International         JNL 5        Oil & Gas Sector
                                    Sector Portfolio   Index Portfolio   Portfolio (a)    Sector Portfolio
                                    -----------------  ---------------  ----------------  -----------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 12.009391      $ 15.628400       $ 12.005779        $ 24.647451
  Total Return*                                6.97%           12.44%             9.94%             35.86%
  Ratio of Expenses**                          0.90%            0.90%             0.90%              0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                             $ 11.227250      $ 13.898818       $ 10.919888        $ 18.141313
  1 Total Return*                             -2.18%           13.87%             9.20%             21.57%
  Ratio of Expenses**                          0.90%            0.90%             0.90%              0.90%
-----------------------------------



                                         JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                     S&P 400 MidCap        S&P 500          Small Cap       Technology
                                     Index Portfolio    Index Portfolio  Index Portfolio  Sector Portfolio
                                    ------------------  ---------------  ---------------- ----------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                              $ 14.608014      $ 11.125182       $ 13.913683       $ 6.075313
  Total Return*                                11.14%            3.59%             3.45%            1.67%
  Ratio of Expenses**                           0.90%            0.90%             0.90%            0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                              $ 13.144033      $ 10.739527       $ 13.449497       $ 5.975623
  1 Total Return*                               8.69%            6.06%             9.69%            2.57%
  Ratio of Expenses**                           0.90%            0.90%             0.90%            0.90%
-----------------------------------



                                        JNL/MCM       JNL/Oppenheimer
                                          VIP          Global Growth
                                     Portfolio (a)       Portfolio
                                    ----------------- ----------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 12.094139      $ 13.137532
  Total Return*                                9.07%           12.96%
  Ratio of Expenses**                          0.90%            0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                             $ 11.088678      $ 11.630080
  1 Total Return*                             10.89%           11.83%
  Ratio of Expenses**                          0.90%            0.90%
-----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)  Inception date October 1, 2004.



                                        JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
                                       Healthcare      International         JNL 5        Oil & Gas Sector
                                    Sector Portfolio   Index Portfolio   Portfolio (a)    Sector Portfolio
                                    -----------------  ---------------  ----------------  -----------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 12.593012      $ 16.098853       $ 12.117530        $ 25.859913
  2 Total Return*                              9.24%           16.53%            14.66%             42.10%
  Ratio of Expenses**                          0.15%            0.15%             0.15%              0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                     n/a              n/a               n/a                n/a
   Total Return*                                 n/a              n/a               n/a                n/a
  Ratio of Expenses**                            n/a              n/a               n/a                n/a
-----------------------------------



                                         JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                     S&P 400 MidCap        S&P 500          Small Cap       Technology
                                     Index Portfolio    Index Portfolio  Index Portfolio  Sector Portfolio
                                    ------------------  ---------------  ---------------- ----------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                              $ 15.048714      $ 11.462028       $ 14.332697       $ 6.378130
  2 Total Return*                              17.00%            6.57%            10.77%            6.55%
  Ratio of Expenses**                           0.15%            0.15%             0.15%            0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                      n/a              n/a               n/a              n/a
   Total Return*                                  n/a              n/a               n/a              n/a
  Ratio of Expenses**                             n/a              n/a               n/a              n/a
-----------------------------------



                                        JNL/MCM       JNL/Oppenheimer
                                          VIP          Global Growth
                                     Portfolio (a)       Portfolio
                                    ----------------- ----------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 12.207485      $ 13.605426
  2 Total Return*                             13.05%           17.76%
  Ratio of Expenses**                          0.15%            0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                     n/a              n/a
   Total Return*                                 n/a              n/a
  Ratio of Expenses**                            n/a              n/a
-----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)  Inception date October 1, 2004.


                                        JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
                                       Healthcare      International         JNL 5        Oil & Gas Sector
                                    Sector Portfolio   Index Portfolio   Portfolio (a)       Portfolio
                                    -----------------  ---------------  ----------------  -----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                     $ 1              $ 3             $ 141                $ 4
   Units Outstanding (in thousands)                -                -                12                  -
   Investment Income Ratio *                   1.27%            2.36%             0.04%              3.56%

Period ended December 31, 2004

   Net Assets (in thousands)                     $ -              $ -               $ 8
  Units Outstanding (in thousands)                 -                -                 1
  Investment Income Ratio*                     0.00%            0.00%             0.31%              0.00%


                                         JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                     S&P 400 MidCap        S&P 500          Small Cap       Technology
                                     Index Portfolio    Index Portfolio  Index Portfolio  Sector Portfolio
                                    ------------------  ---------------  ---------------- ----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                      $ 7             $ 25               $ -              $ -
   Units Outstanding (in thousands)                 -                2                 -                -
   Investment Income Ratio *                    1.68%            1.66%             0.00%            0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                      $ 2              $ 2               $ -              $ -
  Units Outstanding (in thousands)                  -                -                 -                -
  Investment Income Ratio*                      0.34%            0.81%             0.00%            0.00%


                                        JNL/MCM       JNL/Oppenheimer
                                          VIP          Global Growth
                                     Portfolio (a)       Portfolio
                                    ----------------- ----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                    $ 13             $ 27
   Units Outstanding (in thousands)                1                2
   Investment Income Ratio *                   0.40%            0.23%

Period ended December 31, 2004

   Net Assets (in thousands)                     $ -              $ -
  Units Outstanding (in thousands)                 -                -
  Investment Income Ratio*                     0.00%            0.00%


* These amounts represent the dividends, excluding distributions of capital gains, recevied by the portfolio from the underlying mutual fund divided by average net assets.

(a)  Inception date October 1, 2004.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                          JNL/          JNL/PPM America       JNL/PIMCO
                                      Oppenheimer         High Yield        Total Return      JNL/Putnam
                                    Growth Portfolio  Bond Portfolio (b)    Bond Portfolio  Equity Portfolio
                                    ----------------- --------------------  --------------  ---------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                              $ 9.112160                  n/a     $ 14.915980      $ 23.348939
  Total Return*                                8.29%                  n/a           1.70%            8.04%
  Ratio of Expenses**                          0.90%                  n/a           0.90%            0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                              $ 8.414584      $ 17.086116         $ 14.6671186116  $ 21.611100
  1 Total Return*                              1.14%                2.25%           1.54%            8.57%
  Ratio of Expenses**                          0.90%                0.90%           0.90%            0.90%
-----------------------------------


                                                                            JNL/Salomon
                                        JNL/Putnam        JNL/Putnam          Brothers         JNL/Salomon
                                          Midcap             Value           High Yield      Brothers Strategic
                                     Growth Portfolio   Equity Portfolio   Bond Portfolio (a) Bond Portfolio
                                    ------------------- ----------------  -----------------  -----------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                                $ 8.722094      $ 22.108566        $ 13.855705        $ 20.306967
  Total Return*                                 11.30%            4.24%              0.97%              1.94%
  Ratio of Expenses**                            0.90%            0.90%              0.90%              0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                $ 7.836324      $ 21.210012        $ 13.722244        $ 19.920194
  1 Total Return*                               11.51%            5.09%              5.92%              4.16%
  Ratio of Expenses**                            0.90%            0.90%              0.90%              0.90%
-----------------------------------



                                       JNL/Salomon
                                         Brothers
                                     U.S. Government       JNL/Select
                                         & Quality          Balanced
                                      Bond Portfolio       Portfolio
                                    -------------------  ---------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                               $ 17.012125      $ 25.814461
  Total Return*                                  2.07%            4.92%
  Ratio of Expenses**                            0.90%            0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                               $ 16.667519      $ 24.604026
  1 Total Return*                                0.53%            5.95%
  Ratio of Expenses**                            0.90%            0.90%
-----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)  Commencement of Operations October 1, 2004.

(b)  For 2004, the period is from March 8, 2004 through  acquisition  October 1,
     2004. Unit values disclosed are as of October 1, 2004.


                                          JNL/          JNL/PPM America       JNL/PIMCO
                                      Oppenheimer         High Yield        Total Return      JNL/Putnam
                                    Growth Portfolio    Bond Portfolio      Bond Portfolio  Equity Portfolio
                                    ----------------- --------------------  --------------  ---------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                              $ 9.436694          n/a             $ 15.804809      $ 25.287237
  2 Total Return*                             12.36%          n/a                   2.71%           11.19%
  Ratio of Expenses**                          0.15%          n/a                   0.15%            0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                     n/a                  n/a             n/a              n/a
 1  Total Return*                                n/a                  n/a             n/a              n/a
  Ratio of Expenses**                            n/a                  n/a             n/a              n/a
-----------------------------------


                                                                            JNL/Salomon
                                        JNL/Putnam        JNL/Putnam          Brothers         JNL/Salomon
                                          Midcap             Value           High Yield      Brothers Strategic
                                     Growth Portfolio   Equity Portfolio   Bond Portfolio (a) Bond Portfolio
                                    ------------------- ----------------  -----------------  -----------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                                $ 9.102631      $ 23.943879        $ 14.694875        $ 21.994832
  2 Total Return*                               16.77%            6.92%              1.86%              2.98%
  Ratio of Expenses**                            0.15%            0.15%              0.15%              0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                       n/a              n/a                n/a                n/a
 1  Total Return*                                  n/a              n/a                n/a                n/a
  Ratio of Expenses**                              n/a              n/a                n/a                n/a
-----------------------------------


                                       JNL/Salomon
                                         Brothers
                                     U.S. Government       JNL/Select
                                         & Quality          Balanced
                                      Bond Portfolio       Portfolio
                                    -------------------  ---------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                               $ 18.344765      $ 27.867979
  2 Total Return*                                2.64%            7.07%
  Ratio of Expenses**                            0.15%            0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                       n/a              n/a
 1  Total Return*                                  n/a              n/a
  Ratio of Expenses**                              n/a              n/a
-----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)  Commencement of Operations October 1, 2004.


                                          JNL/          JNL/PPM America       JNL/PIMCO
                                      Oppenheimer         High Yield        Total Return      JNL/Putnam
                                    Growth Portfolio  Bond Portfolio (b)    Bond Portfolio  Equity Portfolio
                                    ----------------- --------------------  --------------  ---------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                     $ 1          n/a                     $ -              $ -
   Units Outstanding (in thousands)                -          n/a                       -                -
   Investment Income Ratio *                   0.14%          n/a                   6.17%            0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                     $ -                  $ -             $ -              $ -
  Units Outstanding (in thousands)                 -                    -               -                -
  Investment Income Ratio*                     0.00%                0.00%           0.00%            0.00%


                                                                            JNL/Salomon
                                        JNL/Putnam        JNL/Putnam          Brothers         JNL/Salomon
                                          Midcap             Value           High Yield      Brothers Strategic
                                     Growth Portfolio   Equity Portfolio   Bond Portfolio (a) Bond Portfolio
                                    ------------------- ----------------  -----------------  -----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                       $ 1              $ -                $ 2                $ 2
   Units Outstanding (in thousands)                  -                -                  -                  -
   Investment Income Ratio *                     0.00%            0.00%              9.36%              5.82%

Period ended December 31, 2004

   Net Assets (in thousands)                       $ -              $ -                $ -                $ -
  Units Outstanding (in thousands)                   -                -                  -                  -
  Investment Income Ratio*                       0.00%            0.00%              0.00%              0.00%


                                       JNL/Salomon
                                         Brothers
                                     U.S. Government       JNL/Select
                                         & Quality          Balanced
                                      Bond Portfolio       Portfolio
                                    -------------------  ---------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                       $ 1              $ 1
   Units Outstanding (in thousands)                  -                -
   Investment Income Ratio *                     9.78%            7.74%

Period ended December 31, 2004

   Net Assets (in thousands)                       $ -              $ -
  Units Outstanding (in thousands)                   -                -
  Investment Income Ratio*                       0.81%            0.34%



* These amounts represent the dividends, excluding distributions of capital gains, recevied by the portfolio from the underlying mutual fund divided by average net assets.

(a)  Inception date October 1, 2004.

(b)  For 2004, the period is from March 8, 2004 through  acquisition  October 1,
     2004.



JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                       JNL/Select        JNL/Select        JNL/Select        JNL/Select
                                     Global Growth       Large Cap        Money Market          Value
                                       Portfolio         Portfolio          Portfolio         Portfolio
                                    ----------------- -----------------  ----------------  ----------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 25.145745       $ 29.037144       $ 13.354305       $ 17.947225
  Total Return*                                1.20%             3.92%             1.99%             7.44%
  Ratio of Expenses**                          0.90%             0.90%             0.90%             0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                             $ 24.846931       $ 27.940809       $ 13.093103       $ 16.704017
  1 Total Return*                              6.29%             6.18%             0.17%             8.92%
  Ratio of Expenses**                          0.90%             0.90%             0.90%             0.90%
-----------------------------------




                                        JNL/T. Rowe        JNL/T. Rowe          JNL/
                                     Price Established    Price Mid-Cap    T. Rowe Price
                                     Growth Portfolio    Growth Portfolio  Value Portfolio
                                    -------------------- ----------------  ---------------
HIGHEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                                $ 29.055701      $ 40.577277      $ 14.441114
  Total Return*                                   5.35%           13.30%            5.82%
  Ratio of Expenses**                             0.90%            0.90%            0.90%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                $ 27.580392      $ 35.814269      $ 13.646723
  1 Total Return*                                 6.13%           12.84%            9.77%
  Ratio of Expenses**                             0.90%            0.90%            0.90%
-----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.



                                       JNL/Select        JNL/Select        JNL/Select        JNL/Select
                                     Global Growth       Large Cap        Money Market          Value
                                       Portfolio         Portfolio          Portfolio         Portfolio
                                    ----------------- -----------------  ----------------  ----------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                             $ 27.233313       $ 31.447766       $ 14.462893       $ 18.389963
  2 Total Return*                              5.55%             7.88%             2.73%            10.78%
  Ratio of Expenses**                          0.15%             0.15%             0.15%             0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                     n/a               n/a               n/a               n/a
   Total Return*                                 n/a               n/a               n/a               n/a
  Ratio of Expenses**                            n/a               n/a               n/a               n/a
-----------------------------------


                                        JNL/T. Rowe        JNL/T. Rowe          JNL/
                                     Price Established    Price Mid-Cap    T. Rowe Price
                                     Growth Portfolio    Growth Portfolio  Value Portfolio
                                    -------------------- ----------------  ---------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005
  Unit Value                                $ 31.468098      $ 43.945757      $ 15.017674
  2 Total Return*                                 8.51%           19.37%            8.88%
  Ratio of Expenses**                             0.15%            0.15%            0.15%
-----------------------------------

Period ended December 31, 2004
  Unit Value                                        n/a              n/a              n/a
   Total Return*                                    n/a              n/a              n/a
  Ratio of Expenses**                               n/a              n/a              n/a
-----------------------------------



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.


                                       JNL/Select        JNL/Select        JNL/Select        JNL/Select
                                     Global Growth       Large Cap        Money Market          Value
                                       Portfolio      Growth Portfolio      Portfolio         Portfolio
                                    ----------------- -----------------  ----------------  ----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                     $ -               $ -               $ -               $ -
   Units Outstanding (in thousands)                -                 -                 -                 -
   Investment Income Ratio *                   0.00%             0.00%             0.00%             0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                     $ -               $ -               $ -               $ -
  Units Outstanding (in thousands)                 -                 -                 -                 -
  Investment Income Ratio*                     0.00%             0.00%             0.00%             0.00%



                                        JNL/T. Rowe        JNL/T. Rowe          JNL/
                                     Price Established    Price Mid-Cap    T. Rowe Price
                                     Growth Portfolio    Growth Portfolio  Value Portfolio
                                    -------------------- ----------------  ---------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                       $ 23             $ 12              $ -
   Units Outstanding (in thousands)                   1                -                -
   Investment Income Ratio *                      0.21%            0.01%            1.57%

Period ended December 31, 2004

   Net Assets (in thousands)                        $ -              $ -              $ -
  Units Outstanding (in thousands)                    -                -                -
  Investment Income Ratio*                        0.00%            0.00%            0.00%


* These amounts represent the dividends, excluding distributions of capital gains, recevied by the portfolio from the underlying mutual fund divided by average net assets.


                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK

















                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2005

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm               1



Balance Sheets                                                        2



Income Statements                                                     3



Statements of Stockholder's Equity and Comprehensive Income           4



Statements of Cash Flows                                              5



Notes to Financial Statements                                         6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2005 and 2004, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Chicago, Illinois
March 14, 2006

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)


                                                                                               DECEMBER 31,
ASSETS                                                                                 2005                2004
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Investments:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash and short-term investments                                                          $ 23,542            $ 41,268
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Investments available for sale, at fair value:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fixed maturities (amortized cost: 2005, $1,452,456; 2004, $1,439,554)                   1,477,000           1,517,222
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Equities (cost: 2005, $285; 2004, $201)                                                       310                 235
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Trading securities, at fair value (cost: 2004, $1,000)                                          -               1,084
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Policy loans                                                                                   46                  24
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total investments                                                                       1,500,898           1,559,833
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Accrued investment income                                                                  19,738              20,512
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred acquisition costs                                                                109,106              76,829
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred sales inducements                                                                 14,536               8,274
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Reinsurance recoverable                                                                     1,641               1,235
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Income taxes receivable from Parent                                                         2,392                   -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other assets                                                                                2,660               1,833
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Separate account assets                                                                   799,209             501,816
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total assets                                                                          $ 2,450,180         $ 2,170,332
---------------------------------------------------------------------------------=================---=================
---------------------------------------------------------------------------------=================---=================

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Policy reserves and liabilities:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Reserves for future policy benefits and claims payable                                   $ 14,571            $ 15,348
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deposits on investment contracts                                                        1,419,694           1,436,290
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Securities lending payable                                                                 13,229              13,806
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred income taxes                                                                       8,992              11,125
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Income taxes payable to Parent                                                                  -               2,416
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other liabilities                                                                           8,257               6,498
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Separate account liabilities                                                              799,209             501,816
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       2,263,952           1,987,299
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Common stock, $1,000 par value; 2,000 shares
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
authorized, issued and outstanding                                                          2,000               2,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                141,000             141,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income, net of
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
tax of $3,625 in 2005 and $10,972 in 2004                                                   6,733              20,377
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Retained earnings                                                                          36,495              19,656
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                                186,228             183,033
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                            $ 2,450,180         $ 2,170,332
---------------------------------------------------------------------------------=================---=================
---------------------------------------------------------------------------------=================---=================

                See accompanying notes to financial statements.

INCOME STATEMENTS
(IN THOUSANDS)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                          2005               2004              2003
-------------------------------------------------------------------------------------------------------------------------
REVENUES
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Premiums, net of reinsurance                                                  $ (375)            $ (30)            $ 130
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         86,710            85,323            81,140
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments                                      (236)            4,378               199
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fee income                                                                    15,982             9,687             5,392
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other income                                                                     120               116               117
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total revenues                                                               102,201            99,474            86,978
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Death benefits                                                                    25               206                 -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest credited on deposit liabilities                                      48,814            51,786            60,081
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in reserve, net of reinsurance recoverables               (1,587)             (914)               55
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other policyholder benefits                                                    5,204             5,191             6,360
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Commissions                                                                   24,932            23,903            21,398
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
General and administrative expenses                                            5,868             3,988             4,147
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Taxes, licenses and fees                                                        (564)              683             1,284
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferral of acquisition costs                                                (25,054)          (23,522)          (22,586)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferral of sales inducements                                                 (4,179)           (4,680)           (7,628)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of deferred acquisition costs:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to operations                                                    19,180            14,896             7,694
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to net realized gains (losses) on investments                       (81)            1,510                68
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of deferred sales inducements:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to operations                                                     3,753             3,510             1,632
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to net realized gains (losses) on investments                       (15)              295                14
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                   76,296            76,852            72,519
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Pretax income                                                                 25,905            22,622            14,459
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income tax expense                                                             9,066             7,918             5,061
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                  $ 16,839          $ 14,704           $ 9,398
---------------------------------------------------------------------================---===============---===============


                See accompanying notes to financial statements.

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                                   YEARS ENDED DECEMBER 31,
                                                                         2005               2004              2003
------------------------------------------------------------------------------------------------------------------------
Common stock
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Beginning and end of year                                                  $ 2,000            $ 2,000           $ 2,000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Beginning and end of year                                                  141,000            141,000           141,000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                           20,377             19,205            15,409
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net unrealized investment gains (losses), net of
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       reclassification adjustment and net of tax                          (13,644)             1,172             3,796
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
End of year                                                                  6,733             20,377            19,205
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                           19,656              4,952            (4,446)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net income                                                                  16,839             14,704             9,398
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
End of year                                                                 36,495             19,656             4,952
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                               $ 186,228          $ 183,033         $ 167,157
--------------------------------------------------------------------===============----===============---===============


                                                                                  YEARS ENDED DECEMBER 31,
                                                                         2005               2004              2003
------------------------------------------------------------------------------------------------------------------------
Net income                                                                $ 16,839           $ 14,704           $ 9,398
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net unrealized holding gains (losses) arising during the
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
period, net of tax of $(6,333) in 2005;
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
$2,318 in 2004 and $1,823 in 2003                                          (11,761)             4,305             3,386
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Reclassification adjustment for gains (losses) included
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
in net income, net of tax of $(1,014) in 2005;
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
$(1,687) in 2004 and $221 in 2003                                           (1,883)            (3,133)              410
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                                       $ 3,195           $ 15,876          $ 13,194
--------------------------------------------------------------------===============----===============---===============




                See accompanying notes to financial statements.

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


                                                                                      YEARS ENDED DECEMBER 31,
                                                                          2005               2004              2003
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net income                                                                  $ 16,839          $ 14,704           $ 9,398
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net income to
net cash provided by operating activities:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net realized (gains) losses on investments                                       236            (4,378)             (199)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Unrealized gains on trading portfolio                                              -               (84)                -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest credited on deposit liabilities                                      48,814            51,786            60,081
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of premium on investments                                         3,295             3,185             2,320
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferred income tax provision                                                  5,214               637            (4,459)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other charges                                                                   (713)              470             2,471
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Change in:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Accrued investment income                                                        774              (601)           (3,021)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferred sales inducements and acquisition costs                              (6,398)           (7,991)          (20,807)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Trading portfolio activity, net                                                1,084              (860)                -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income taxes (receivable) payable to Parent                                   (4,808)            2,388            (1,309)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Claims payable                                                                  (991)            3,743             8,473
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other assets and liabilities, net                                                655            (2,676)            1,463
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                     64,001            60,323            54,411
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fixed maturities and equities available for sale:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Sales                                                                         57,079            80,100            54,029
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Principal repayments, maturities, calls
and redemptions                                                              114,753           117,453            83,455
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Purchases                                                                   (188,266)         (266,312)         (361,429)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other investing activities                                                      (597)           (6,130)          (17,960)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                                        (17,031)          (74,889)         (241,905)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Policyholders' account balances:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deposits                                                                     348,025           327,922           316,359
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Withdrawals                                                                 (162,209)         (112,642)          (99,335)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts                                          (250,512)         (198,055)          (90,650)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                          (64,696)           17,225           126,374
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS                                                                  (17,726)            2,659           (61,120)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            41,268            38,609            99,729
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                $ 23,542          $ 41,268          $ 38,609
---------------------------------------------------------------------================---===============---===============



               See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In May 2005, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 is not expected to have a material impact on JNL/NY's results of operations or financial position.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. JNL/NY adopted the disclosure requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on JNL/NY's results of operations or financial position.

     Effective January 1, 2004, JNL/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on JNL/NY's results of operations or financial position.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of fixed maturities is reduced to fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Any impairments are reflected as realized losses.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Any impairments are reflected as realized losses.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value reflected as investment income in the income statement.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $11.9 million and $38.2 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $2.3 million and $8.1 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with JNL, Brooke Life and Life Insurance Company of Georgia (for the period May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $(431) thousand and $349 thousand in 2005 and 2004, respectively, is included as a decrease or increase in reserve, net of reinsurance recoverables in the income statement. The fair value of the embedded derivative of $45 thousand and $476 thousand at December 31, 2005 and 2004, respectively, is included in reserves for future policy benefits.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $1.1 million and $591 thousand in 2005 and 2004, respectively, is included as a decrease in reserves in the income statement. The fair value of the embedded derivative of $1.6 million and $565 thousand at December 31, 2005 and 2004, respectively, is included in other assets.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 7.1%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $799.2 million and $501.8 million at December 31, 2005 and 2004, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Accordingly, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.40 billion and $1.34 billion, respectively, at December 31, 2005 and $1.42 billion and $1.35 billion, respectively, at December 31, 2004.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $752.4 million and $470.3 million at December 31, 2005 and 2004, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

4.   INVESTMENTS (CONTINUED)

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2005, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2005, the carrying value of investments rated by the Company's affiliated investment advisor totaled $12.9 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                                     PERCENT OF TOTAL
                                                     FIXED MATURITIES
     INVESTMENT RATING                               DECEMBER 31, 2005
                                                ----------------------------
                                                ----------------------------
     AAA                                                          9.0%
     AA                                                     7.2
     A                                                     32.0
     BBB                                                   46.0
                                                ----------------------------
                                                ----------------------------
         Investment grade                                  94.2
                                                ----------------------------
                                                ----------------------------
     BB                                                     5.1
     B and below                                            0.7
                                                ----------------------------
                                                ----------------------------
            Below investment grade                          5.8
                                                ----------------------------
         Total fixed maturities                               100.0%
                                                ----------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $0 and $18.1 thousand, respectively, at December 31, 2005. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2005 were $0 and $18.1 thousand, respectively, and for the 12 months preceding December 31, 2004 were $0 and $0.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):


                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2005                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                             $ 511               $ 5                $ -            $ 516
Public utilities                                   138,066             6,169                240          143,995
Corporate securities                             1,084,091            29,391              9,330        1,104,152
Mortgage-backed securities                         229,788             1,421              2,872          228,337
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                         $ 1,452,456          $ 36,986           $ 12,442      $ 1,477,000
                                            ===============   ===============   ================  ===============

Equities                                             $ 285              $ 25                $ -            $ 310
                                            ===============   ===============   ================  ===============



4.    INVESTMENTS (CONTINUED)


                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2004                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                             $ 512              $ 20                $ -            $ 532
Public utilities                                   134,609            11,165                 32          145,742
Corporate securities                             1,095,411            65,530              2,130        1,158,811
Mortgage-backed securities                         209,022             4,037                922          212,137
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                         $ 1,439,554          $ 80,752            $ 3,084      $ 1,517,222
                                            ===============   ===============   ================  ===============

Equities                                             $ 201              $ 34                $ -            $ 235
                                            ===============   ===============   ================  ===============



     At December 31, 2005 and 2004, available for sale securities without a readily ascertainable market value having an amortized cost of $196.1 million and $188.7 million, respectively, had an estimated fair value of $195.3 million and $192.2 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2005, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.


                                                                 AMORTIZED            FAIR
                                                                   COST              VALUE
                                                              ---------------   ----------------
Due in 1 year or less                                               $ 58,255           $ 58,622
Due after 1 year through 5 years                                     329,659            335,502
Due after 5 years through 10 years                                   782,575            802,768
Due after 10 years through 20 years                                   48,276             47,481
Due after 20 years                                                     3,903              4,290
Mortgage-backed securities                                           229,788            228,337
                                                              ---------------   ----------------
Total                                                            $ 1,452,456        $ 1,477,000
                                                              ===============   ================


     Fixed maturities with a carrying value of $516.1 thousand and $532.3 thousand at December 31, 2005 and 2004, respectively, were on deposit with the State of New York as required by state insurance law.

     As of December 31, 2005, the fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

4.    INVESTMENTS (CONTINUED)

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2005                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Public utilities                       $ 162      $ 10,485         $ 78       $ 1,918         $ 240      $ 12,403

Corporate securities                   7,381       353,732        1,949        40,856         9,330       394,588

Mortgage-backed securities             2,341       126,062          531        20,214         2,872       146,276
------------------------------------------------------------------------------------------------------------------

Total temporarily impaired
securities                           $ 9,884     $ 490,279      $ 2,558      $ 62,988      $ 12,442     $ 553,267
--------------------------------=============-=============-============-=============-=============-=============



                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2004                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Public utilities                        $ 27       $ 2,974          $ 5       $ 1,013          $ 32       $ 3,987

Corporate securities                   1,470        86,597          660        17,340         2,130       103,937

Mortgage-backed securities               822        64,609          100         6,370           922        70,979
------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
securities                           $ 2,319     $ 154,180        $ 765      $ 24,723       $ 3,084     $ 178,903
--------------------------------=============-=============-============-=============-=============-=============

     To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows.

     Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2005, 75.6% were investment grade, 4.4% were below investment grade and 20.0% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 31.4% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2005, the industries representing the larger unrealized losses included manufacturing (15.2% of fixed maturities gross unrealized losses) and food producers (11.1%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2005.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2005 were as follows (in thousands):

Less than one year                                                      $ 28
One to five years                                                      2,084
Five to ten years                                                      6,587
More than ten years                                                      871
Mortgage-backed securities                                             2,872
                                                              ---------------
Total gross unrealized losses                                       $ 12,442
                                                              ===============

4.    INVESTMENTS (CONTINUED)

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2005 and 2004, the estimated fair value of loaned securities was $12.9 million and $13.5 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $13.2 million and $13.8 million at December 31, 2005 and 2004, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2005, 2004 and 2003 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $579 thousand, $515 thousand and $562 thousand in 2005, 2004 and 2003, respectively.

     Net realized investment gains (losses) on investments were as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
Sales of fixed maturities:

Gross gains                                               $        1,828    $        5,322     $        4,032
Gross losses                                                      (1,906)           (1,594)           (3,638)

Sales of equities:
Gross gains                                                            -               901                 -
Impairment losses                                                   (158)             (251)             (195)
-------------------------------------------------------------------------------------------------------------
Total                                                             $ (236)          $ 4,378             $ 199
---------------------------------------------------------================--================---===============


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its credit worthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered


5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES (CONTINUED)

     to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery.

     To the extent factors contributing to impairment losses recognized affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200 thousand. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums was as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
Direct premiums                                                   $ 637             $ 619             $ 588
Less reinsurance ceded:
Life                                                               (518)             (473)             (452)
Annuity                                                            (494)             (176)               (6)
------------------------------------------------------------------------------------------------------------
Net premiums                                                     $ (375)            $ (30)            $ 130
--------------------------------------------------------================--================--================


6.   REINSURANCE (CONTINUED)

     Components of the reinsurance recoverable asset were as follows
        (in thousands):

                                                                   DECEMBER 31,
                                                             2005              2004
--------------------------------------------------------------------------------------------
Ceded reserves                                                  $ 1,406           $ 1,227
Ceded claims liability                                              225                 -
Ceded other                                                          10                 8
--------------------------------------------------------------------------------------------
Total                                                           $ 1,641           $ 1,235
--------------------------------------------------------================--================--


7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                                                     YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
Current tax expense                                             $ 3,852           $ 7,281           $ 9,520
Deferred tax expense (benefit)                                    5,214               637            (4,459)
------------------------------------------------------------------------------------------------------------
Income tax expense                                              $ 9,066           $ 7,918           $ 5,061
--------------------------------------------------------================--================--================


     The provisions for 2005, 2004 and 2003 differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $6.2 million, $4.9 million and $10.8 million were paid to JNL in 2005, 2004 and 2003, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):


                                                                                     DECEMBER 31,
                                                                               2005              2004
------------------------------------------------------------------------------------------------------------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                        $ 36,208          $ 37,261
Investments                                                                            95             2,712
Other, net                                                                            555                11
------------------------------------------------------------------------------------------------------------
Total gross deferred tax asset                                                     36,858            39,984
------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
GROSS DEFERRED TAX LIABILITY
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                                  (37,251)          (23,913)
Net unrealized gains on available for sale securities                              (8,599)          (27,196)
Total gross deferred tax liability                                                (45,850)          (51,109)
------------------------------------------------------------------------------------------------------------
NET DEFERRED TAX LIABILITY                                                 $       (8,992)   $     (11,125)
--------------------------------------------------------------------------================--================


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2005, the Company had no federal tax capital loss carryforwards available for future use.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2005, 2004 or 2003.

     On December 31, 2005, the Company recorded, pursuant to a tax allocation agreement, a $2.5 million capital contribution from its Parent for the use of the Company's capital loss carryforward.

     Statutory capital and surplus of the Company was $132.4 million and $123.1 million at December 31, 2005 and 2004, respectively. Statutory net income of the Company was $11.9 million, $14.8 million, and $14.4 million in 2005, 2004 and 2003, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $23 thousand, $22 thousand, and $21 thousand in 2005, 2004 and 2003, respectively. The future lease obligations at December 31, 2005 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $522 thousand, $510 thousand and $474 thousand to PPM for investment advisory services during 2005, 2004 and 2003, respectively.

     The Company has an administrative services agreement with JNL, under which JNL provides certain administrative services. Administrative fees were $3.9 million, $2.9 million, and $2.8 million in 2005, 2004 and 2003, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent, JNL. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $49 thousand, $36 thousand and $93 thousand in 2005, 2004 and 2003, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent, JNL. At December 31, 2005 and 2004, JNL's liability for this plan related to the Company's employees totaled $895 thousand and $600 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company had no expense related to this plan in 2005, 2004 or 2003.

12.  BENEFIT PLANS (CONTINUED)

     The Company sponsors a non-qualified voluntary deferred compensation plan for certain agents. The plan assets and liabilities are held by the Company's parent, JNL, pursuant to the administrative services agreement. At December 31, 2005 and 2004, JNL's liability for this plan related to the Company's agents totaled $542 thousand and $686 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to this plan totaled $33 thousand, nil and $5 thousand in 2005, 2004 and 2003, respectively.

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of Board of Directors of Jackson National Life Insurance Company of New York authorizing the establishment of JNLNY Separate Account IV, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(b)  Not applicable.

(c) (1) Distribution Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form of Selling  Agreement,  incorporated by reference to Registrant's
          Registration   Statement  on  Form  N-6  (File  Nos.   333-108433  and
          811-09933) as filed on October 17, 2003.

(d) (1) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Registration Statement on Form N-6
          (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form  of  Child   Insurance   Rider,   incorporated  by  reference  to
          Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (3) Form of Guaranteed Minimum Death Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (4)  Form of Other Insured Term Insurance Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (5)  Form of Waiver of Monthly Deductions Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (6) Form of Waiver of Specified Premium, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (7) Form of Terminal Illness Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (8) Form of Loan Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(e) (1) Specimen Application, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2) Specimen Supplemental Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(f) (1) Declaration and Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

     (2) Certificate of Amendment of Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form S-6 (File Nos. 333-67902 and 811-10463) as filed on or about August 8, 2001.

     (3) Bylaws of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(g) (1) Reinsurance Agreement between Jackson National Life Insurance Company of New York and RGA Reinsurance Company, attached hereto.

     (2) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Transamerica Financial Life Insurance Company, attached hereto.

     (3) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Security Life of Denver Insurance Company, attached hereto.

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(m) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q) Redeemability Exemption, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

(1) Name and Principal                  (2) Positions and Offices
    Business Address                        with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Joanne P. McCallie                                Director
1 Birch Road
110 Berkowitz
East Lansing, MI 48824

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Richard D. Ash                                    Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Gerald W. Decius                                  Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary & Director
1 Corporate Way
Lansing, MI 48951

James G. Golembiewski                             Vice President & Chief of Compliance for Separate Accounts, Senior
1 Corporate Way                                   Counsel & Assistant Secretary
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer, Treasurer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Timo P. Kokko                                     Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President, Chief Executive Officer& Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                   Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

           Company             State of Organization          Control/Ownership           Business Principal

120 Orion, LLC                  South Carolina                100% Jackson National Life    Real Estate
                                                              Insurance Company

Alcona Funding LLC              Delaware                      100% Jackson National Life    Investment Related Company
                                                              Insurance Company

Berrien Funding LLC             Delaware                      100% Jackson National Life    Investment Related Company
                                                              Insurance Company

BH Clearing, LLC                Michigan                      100% Jackson National Life    Broker/Dealer
                                                              Insurance Company

Brook GP                        Delaware                      100% Brook (Holdco 2) Inc.    Holding Company Activities

Brooke LLC                      Delaware                      100% Prudential Four Limited  Holding Company Activities

Brook (Holdco 1) Inc.           Delaware                      100% Prudential (US           Holding Company Activities
                                                              Holdco3) BV

Brook (Holdco 2) Inc.           Delaware                      100% Brook (Holdco 1) Inc.    Holding Company Activities

Brooke Holdings, LLC            Delaware                      100% Brooke Holdings (UK)     Holding Company Activities
                                                              Limited

Brooke Holdings (UK) Limited    United Kingdom                100% Holborn Delaware         Holding Company Activities
                                                              Corporation

Brooke Investment, Inc.         Delaware                      100% Brooke Holdings, Inc.    Investment Related Company

Brooke Life Insurance Company   Michigan                      100% Brooke Holdings, Inc.    Life Insurance

Brooke (Jersey) Limited         United Kingdom                100% Prudential One Limited   Holding Company Activities

Calhoun Funding LLC             Delaware                      100% Jackson National Life    Investment Related Company
                                                              Insurance Company

Crescent Telephone              Delaware                      100% Jackson National Life    Telecommunications
                                                              Insurance Company

Curian Capital, LLC             Michigan                      100% Jackson National Life    Registered Investment
                                                              Insurance Company             Advisor

Equestrian Pointe Investors,    Illinois                      100% Jackson National Life    Real Estate
L.L.C.                                                        Insurance Company

Forty Partners #1, L.C.         Missouri                      100% Jackson National Life    Real Estate
                                                              Insurance Company

GCI Holding Corporation         Delaware                      70% Jackson National Life     Holding Company Activities
                                                              Insurance Company

GS28 Limited                    United Kingdom                100% Brooke Holdings (UK)     Holding Company Activities
                                                              Limited

Hermitage Management, LLC       Michigan                      100% Jackson National Life    Advertising Agency
                                                              Insurance Company

Holborn Delaware Corporation    Delaware                      100% Prudential Four Limited  Holding Company Activities

Holliston Mills                 Delaware                      70% Jackson National Life     Textile Mfg.
                                                              Insurance Company

Industrial Coatings Group       Delaware                      70% Jackson National Life     Textile Mfg.
                                                              Insurance Company

IFC Holdings, Inc.              Delaware                      100% National Planning        Broker/Dealer
                                                              Holdings Inc.

Investment Centers of America   Delaware                      100% IFC Holdings, Inc.       Broker/Dealer

JNL Investors Series Trust      Massachusetts                 100% Jackson National Life    Investment Company
                                                              Insurance Company

Jackson National Asset          Michigan                      100% Jackson National Life    Investment Adviser and
Management, LLC                                               Insurance Company             Transfer Agent

Jackson National Life           Bermuda                       100% Jackson National Life    Life Insurance
(Bermuda) Ltd.                                                Insurance Company

Jackson National Life           Delaware                      100% Jackson National Life    Advertising/Marketing
Distributors, Inc.                                            Insurance Company             Corporation and
                                                                                            Broker/Dealer

Jackson National Life           New York                      100% Jackson National Life    Life Insurance
Insurance Company                                             Insurance Company of New
                                                              York

JNLI LLC                        Delaware                      100% Jackson National Life    Tuscany Notes
                                                              Insurance Company

JNL Series Trust                Massachusetts                 Common Law Trust with         Investment Company
                                                              contractual association
                                                              with Jackson National Life
                                                              Insurance Company of New
                                                              York

JNL Southeast Agency LLC        Michigan                      100% Jackson National Life    Insurance Agency
                                                              Insurance Company

JNL Variable Fund LLC           Delaware                      100% Jackson National         Investment Company
                                                              Separate Account - I

JNLNY Variable Fund I LLC       Delaware                      100% JNLNY Separate Account   Investment Company
                                                              I

LePages Management Company, LP  Delaware                      50% LePages MC, LLC

LePages MC, LLC                 Delaware                      100% PPM Management, Inc.

Life of Georgia Agency, Inc.    Georgia                       100% Brooke Holdings, Inc.    Insurance Agency

Meadows NRH Associates, L.P.    Texas                         100% Meadows NRH, Inc.        Real Estate

Meadows NRH, Inc.               Texas                         100% Jackson National Life    Real Estate
                                                              Insurance Company

National Planning Corporation   Delaware                      100% National Planning        Broker/Dealer and
                                                              Holdings, Inc.                Investment Adviser

National Planning Holdings,     Delaware                      100% Brooke Holdings, Inc.    Holding Company Activities
Inc.

Nicole Finance Inc.             Delaware                      100% Brooke GP                Holding Company Activities

Piedmont Funding LLC            Delaware                      100% Jackson National Life    Investment Related Company
                                                              Insurance Company

PPM Holdings, Inc.              Delaware                      100% Brooke Holdings, Inc.    Holding Company Activities

Prudential plc                  United Kingdom                Publicly Traded               Financial Institution

Prudential Corporation          United Kingdom                100% Prudential Holdings      Holding Company Activities
Holdings, Limited                                             Limited

Prudential Holdings Limited     Scotland                      100% Prudential plc           Holding Company Activities

Prudential One Limited          United Kingdom                100% Prudential plc           Holding Company Activities


ITEM 29. INDEMNIFICATION

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account IV. Jackson National Life Distributors, Inc. also acts as general distributor for JNLNY Separate Account I, JNLNY Separate Account II, JNL Series Trust and JNLNY Variable Fund I LLC.

(b)

(1) Name and Principal Business Address           (2) Positions and Offices with Depositor

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                                            Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows                                  Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                             Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Goldberg                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                                        Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                                         Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Nicola                                          Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                                              Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237



(c)


                        Compensation on Events Occasioning
Name of Principal       the Deduction of a Deferred Sales      Brokerage           Other
Underwriter             Load                                   Commissions         Compensation
----------------------- -------------------------------------- ------------------- -------------------------

Jackson National Life   Not Applicable                         Not Applicable      Not Applicable
Distributors, Inc.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

               Jackson National Life Insurance Company of New York 2900 Westchester Avenue
               Purchase, NY 10577

               Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
               1 Corporate Way
               Lansing, MI 48951

               Jackson National Life Insurance Company of New York Annuity Service Center
               8055 East Tufts Ave., Second Floor
               Denver, CO 80237

               Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
               Chicago, IL  60606

ITEM 32. MANAGEMENT SERVICES

Not Applicable

ITEM 33. FEE REPRESENTATION

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under 485(b) and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 28th day of April, 2006.

                          JNLNY Separate Account - IV (Registrant)

                     By:  Jackson National Life Insurance Company of New York

                     By:  /s/ Thomas J. Meyer
                          -------------------------------------------
                          Thomas J. Meyer
                          Senior Vice President, Secretary and
                          General Counsel

                          Jackson National Insurance Company of New York (Depositor)

                     By:  /s/ Thomas J. Meyer
                          -------------------------------------------
                          Thomas J. Meyer
                          Senior Vice President, Secretary and
                          General Counsel

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Clark P. Manning, Jr.                                 Date
President and Chief Executive Officer

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Andrew B. Hopping                                     Date
Executive Vice President,
Chief Financial Officer,
and Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Herbert G. May III                                    Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Thomas J. Meyer                                       Date
Senior Vice President, General Counsel
and Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
John J. Brown                                         Date
Vice President - Government
Relations and Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Marianne Clone                                        Date
Vice President - Administration -
Customer Service Center and
Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Julia A. Goatley                                      Date
Vice President, Senior Counsel,
Assisstant Secretary and Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Russell E. Peck                                       Date
Vice President - Financial
Operations and Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Donald B. Henderson, Jr.                              Date
Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
David C. Porteous                                     Date
Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Donald T. DeCarlo                                     Date
Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Joanne P. McCallie                                    Date
Director

/s/ Thomas J. Meyer*                                  April 28, 2006
----------------------------                          ---------------
Gary H. Torgow                                        Date
Director


* By Thomas J. Meyer
Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, and Susan S. Rhee, (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370 and
333-119659), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-67092, 333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 27th day of March, 2006.


/s/ Clark P. Manning, Jr.
------------------------
Clark P. Manning, Jr.
President and Chief Executive Officer

/s/ Andrew B. Hopping
---------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Herbert G. May III
----------------------
Herbert G. May III
Chief Administrative Officer and Director

/s/ Thomas J. Meyer
-------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ John H. Brown
-----------------
John H. Brown
Vice President - Government Relations and Director

/s/ Marianne Clone
------------------
Marianne Clone
Vice President - Administration - Customer Service
Center and Director

/s/ Julia A. Goatley
--------------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

/s/ Russell E. Peck
-------------------
Russell E. Peck
Vice President - Financial Operations and Director

/s/ Donald B. Henderson, Jr.
----------------------------
Donald B. Henderson, Jr.
Director

/s/ David L. Porteous
---------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
---------------------
Donald T. DeCarlo
Director

/s/ Joanne P. McCallie
----------------------
Joanne P. McCallie
Director

/s/ Gary H. Torgow
------------------
Gary H. Torgow
Director

                                  EXHIBIT LIST

Exhibit No.     Description

g.1. Reinsurance Agreement between Jackson National Life Insurance Company of New York and RGA Reinsurance Company, attached hereto as EX-g.1.

g.2. Reinsurance Agreement between Jackson National Life Insurance Company of New York and Transamerica Financial Life Insurance Company, attached hereto as EX-g.2.

g.3. Reinsurance Agreement between Jackson National Life Insurance Company of New York and Security Life of Denver Insurance Company, attached hereto as EX-g.3.

k.              Opinion and Consent of Counsel, attached hereto as EX-k.

n. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.